UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07851


                   FRANKLIN TEMPLETON FUND ALLOCATOR SERIES
                   ------------------------------------------
               (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ----------------------------------------------
              (Address of principal executive offices)(Zip code)

         CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         --------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:(650) 312-2000

Date of fiscal year end: 12/31
                        ----------

Date of reporting period: 6/30/09
                         ----------

      ITEM 1. REPORTS TO STOCKHOLDERS.


JUNE 30, 2009

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

Franklin Templeton Conservative Target Fund

Franklin Templeton Moderate Target Fund

Franklin Templeton Growth Target Fund

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                                   (GRAPHIC)

                                                                ASSET ALLOCATION

                               FRANKLIN TEMPLETON
                             FUND ALLOCATOR SERIES

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - TEMPLETON - MUTUAL SERIES

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE(R)

                            Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--
                            Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE       Each of our portfolio management groups operates
                            autonomously, relying on its own research and
                            staying true to the unique investment disciplines
                            that underlie its success.

                            FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                            TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                            MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION        Because our management groups work independently and
                            adhere to different investment approaches, Franklin,
                            Templeton and Mutual Series funds typically have
                            distinct portfolios. That's why our funds can be
                            used to build truly diversified allocation plans
                            covering every major asset class.

RELIABILITY YOU CAN TRUST   At Franklin Templeton Investments, we seek to
                            consistently provide investors with exceptional
                            risk-adjusted returns over the long term, as well as
                            the reliable, accurate and personal service that has
                            helped us become one of the most trusted names in
                            financial services.

 MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

                                   (GRAPHIC)

Not part of the semiannual report

                                    Contents

SHAREHOLDER LETTER ........................................................    1
SEMIANNUAL REPORT
Economic and Market Overview ..............................................    3
Franklin Templeton Conservative Target Fund ...............................    5
Franklin Templeton Moderate Target Fund ...................................   13
Franklin Templeton Growth Target Fund .....................................   21
Financial Highlights and Statements of Investments ........................   29
Financial Statements ......................................................   47
Notes to Financial Statements .............................................   52
Shareholder Information ...................................................   62

Shareholder Letter

Dear Shareholder:

The six months ended June 30, 2009, offered some relief from the financial shocks of 2008. The U.S. economy, while still in a downturn, became marginally "less worse" as the recession seemed to loosen its grip. The federal stimulus package and interventions by the Federal Reserve appeared to gain some traction, and household spending began to stabilize. Many investors reentered the stock market, which started a rally in March that brought the major indexes off this cycle's lows. U.S. Treasury yields rose as investor risk aversion waned. Amid recent events, we think it is important to put short-term market developments in perspective. Keep in mind that we have navigated through past periods of high market volatility by remaining committed to our long-term perspective and disciplined investment philosophy. During such times, we search for bargains that we believe may be well positioned to become eventual winners. Although conditions remain challenging, our experience gives us ample reason to be optimistic about future market stabilization and recovery.

In the enclosed semiannual report for Franklin Templeton Fund Allocator Series, the portfolio manager discusses market conditions, investment management decisions and Fund performance during the period under review. You will also find performance data and financial information. Please remember that all securities markets fluctuate, as do mutual fund share prices.

If you would like more frequent updates, franklintempleton.com provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely articles, and find helpful financial planning tools. We hope you will take advantage of these online services.

             NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE


                     Not part of the semiannual report | 1

As always, we recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance. We firmly believe that most people benefit from professional advice, and that advice is invaluable as investors navigate changing market environments.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,


/s/ Charles B. Johnson
Charles B. Johnson
Chairman
Franklin Templeton Fund Allocator Series

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF JUNE 30, 2009. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


                     2 | Not part of the semiannual report

Semiannual Report

Economic and Market Overview

During the six-month period ended June 30, 2009, the U.S. economy and stock markets seemed to stabilize after signs appeared that the recession's severity had eased. Strains on the banking system and credit markets that surfaced in 2008 improved in 2009's first half with the help of federal aid and tighter regulations. Despite rising unemployment, near period-end home sales edged higher, the decline in manufacturing activity slowed and consumer confidence started to pick up. Economic growth as measured by gross domestic product (GDP) fell at annualized rates of 6.4% and an estimated 1.0% in the first and second quarters of 2009.

Although the price of oil rose from $44 per barrel at the beginning of the period to $70 by period-end on speculation that the downturn was abating, it was still off more than 50% from its July 2008 record high.(1) June's inflation rate, as measured by the Consumer Price Index, was an annualized -1.4%, representing the steepest yearly decline in the cost of living in nearly six decades.(2) Core inflation, which excludes food and energy costs, rose at a 1.7% annualized rate, which was within the Federal Reserve Board's (Fed's) informal target range of 1.5%-2.0%.(2)

A deepening recession and decelerating inflation prompted Washington policy-makers to keep interest rates low and enact stimulus plans -- including income tax cuts, aid to ailing state governments and funding for transportation infrastructure, school construction and high-tech projects. During the period under review, the Fed kept the federal funds target rate in a range of 0% to 0.25% and said the "pace of economic contraction is slowing" but the financial system had not yet returned to normal.

Most U.S. stocks suffered major losses through early March as investors worried about an uncertain future. Stocks then recovered somewhat from 12-year lows as investors perceived many bargains among the bear market fallout and data indicated the economy's pace of contraction was moderating. By June, however, fresh investor concerns about the economy and stock valuations reemerged and dampened the rally's momentum. For the six months under review, the blue chip stocks of the Dow Jones Industrial Average had a total return of -2.01%, while the broader Standard & Poor's 500 Index (S&P 500)

(1.) Source: New York Mercantile Exchange.

(2.) Source: Bureau of Labor Statistics.


                              Semiannual Report | 3
posted a +3.16% total return and the technology-heavy NASDAQ Composite Index returned +16.99%.(3)

Global equities followed the same trend. At the beginning of the period, with investor sentiment depressed and risk aversion elevated, defensive, non-cyclical sectors like utilities, consumer staples and health care were market leaders. As data emerged suggesting a fledgling recovery in the financials sector and a moderating pace of global economic contraction, investors regained some risk appetite, rotating capital back into cyclical sectors such as financials, materials and consumer discretionary. Resurgent risk appetite also buoyed emerging markets stocks, which delivered their best three-month returns on record from March through May 2009. Emerging market optimism in turn supported higher commodity prices, which gained the most since the bubble in hard assets burst in the summer of 2008. Also supporting commodity prices was a weaker U.S. dollar. Although systemic risk aversion and the consensus belief that the U.S. could lead the global economy out of recession helped strengthen the dollar at the beginning of the period, investors soon began to worry about the currency's ongoing stability in the face of aggressive and unconventional monetary policy, and the greenback lost value relative to most currencies for the six-month period.

In the reporting period's final weeks, global equity markets moderated as investors appeared to contemplate the rally's merits and reassess their new positions. Although sentiment had improved and most seemed to believe the global economy had exited the worst stage of this recessionary cycle, indicators remained mixed and lacked the sustainable upward trajectory investors had hoped for. In Europe, policymakers committed to an easier monetary regime, but the eurozone's industrial production declined, capacity utilization continued to shrink, and price deflation was recorded for the first time since data began in 1997.(4) In China, a stimulative monetary campaign spurred lending and fueled an annualized money growth rate of 26%, a powerful measure against near-term economic headwinds but a potentially dangerous catalyst for longer-term inflation and asset bubble formation.(5)

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS AND OPINIONS AS OF JUNE 30, 2009. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.

(3.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.

(4.) Source: European Communities Eurostat.

(5.) Source: People's Bank of China.


                              4 | Semiannual Report

Franklin Templeton
Conservative Target Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Conservative Target Fund seeks the highest level of long-term total return consistent with a lower level of risk.(1)

ASSET ALLOCATION*
Franklin Templeton Conservative Target Fund
Based on Total Net Assets as of 6/30/09

                                   (PIE CHART)

Domestic Equity                               28.4%
Domestic Fixed Income                         24.1%
Foreign Fixed Income                          14.4%
Foreign Equity                                12.8%
Short-Term Investments & Other Net Assets     20.3%

* The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

This semiannual report for Franklin Templeton Conservative Target Fund covers the period ended June 30, 2009.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

PERFORMANCE OVERVIEW

Franklin Templeton Conservative Target Fund - Class A delivered a +6.80% cumulative total return for the six months under review. In comparison, the Fund's benchmarks, the Standard & Poor's 500 Index (S&P 500) and Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index for equities, the Barclays Capital (BC) U.S. Aggregate Index for fixed income, and the Payden & Rygel (P&R) 90 Day U.S. T-Bill Index for short-term investments and other net assets, had total returns of +3.16%, +8.42%,

(1.) The risk/reward potential is based on the Fund's goal and level of risk. It is not indicative of the Fund's actual or implied performance or portfolio composition, which may change on a continuous basis.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S SOI, WHICH BEGINS ON PAGE 34.


                              Semiannual Report | 5

+1.90% and +0.08%, respectively, during the same time.(2) You can find the Fund's long-term performance data in the Performance Summary beginning on page 8.

TOP 10 FUND HOLDINGS
Franklin Templeton Conservative Target Fund 6/30/09

                                           % OF TOTAL
                                           NET ASSETS
                                           ----------
Templeton Global Bond Fund
- Advisor Class                              13.5%
Franklin U.S. Government Securities
Fund - Advisor Class                         13.2%
Franklin Total Return Fund
- Advisor Class                              10.9%
Franklin Flex Cap Growth Fund
- Advisor Class                              10.3%
Mutual Shares Fund - Class Z                  8.4%
Mutual European Fund - Class Z                4.4%
Franklin Growth Opportunities Fund
- Advisor Class                               4.2%
Templeton Foreign Fund
- Advisor Class                               2.9%
Templeton China World Fund
- Advisor Class                               2.5%
Franklin Gold and Precious Metals Fund
- Advisor Class                               2.2%

INVESTMENT STRATEGY

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds in each Target Fund's portfolio and will vary the underlying funds' allocation percentages based upon each Target Fund's risk/return level. We generally diversify the Target Funds' broad equity allocations across investment styles, market capitalization sizes and countries of origin. Maintaining similarity of the underlying Franklin Templeton fund investments across the Conservative, Moderate and Growth Target Funds is intended to increase the consistency of their results relative to one another. For your reference, Franklin Templeton Conservative Target Fund seeks to maintain the following asset class allocations: 40% equity funds, 40% fixed income funds, and 20% short-term investments and other net assets.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to maintaining a static allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

At period-end, Franklin Templeton Conservative Target Fund's domestic equity exposure was 68.9% of its total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2009, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Flex Cap Growth Fund - Advisor Class, at 10.3% of the Fund's total net assets,

(2.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The BC U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) by Moody's, Standard & Poor's or Fitch, respectively. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


                              6 | Semiannual Report
was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 62.6% of the Fund's total income weighting, with the balance in foreign fixed income. Templeton Global Bond Fund - Advisor Class was our largest fixed income fund weighting at 13.5% of total net assets.

Our largest domestic growth fund holding, Franklin Flex Cap Growth Fund - Advisor Class, and our largest domestic value fund holding, Mutual Shares Fund - Class Z, outperformed the S&P 500 during the six-month reporting period. Our largest foreign equity fund holding, Mutual European Fund - Class Z, underperformed the MSCI EAFE Index. On the fixed income side, Templeton Global Bond Fund - Advisor Class and Franklin U.S. Government Securities Fund - Advisor Class outperformed the BC U.S. Aggregate Index.

Thank you for your continued participation in Franklin Templeton Conservative Target Fund. We look forward to serving your future investment needs.

(PHOTO OF T. ANTHONY COFFEY)


/s/ T. Anthony Coffey
T. Anthony Coffey, CFA
Portfolio Manager
Franklin Templeton Conservative Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2009, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                              Semiannual Report | 7

Performance Summary as of 6/30/09

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: FTCIX)                    CHANGE   6/30/09   12/31/08
-----------------------                    ------   -------   --------
Net Asset Value (NAV)                      +$0.57    $11.49     $10.92
DISTRIBUTIONS (1/1/09-6/30/09)
Dividend Income                  $0.0878
Long-Term Capital Gain           $0.0800
   TOTAL                         $0.1678

CLASS B (SYMBOL: N/A)                      CHANGE   6/30/09   12/31/08
---------------------                      ------   -------   --------
Net Asset Value (NAV)                      +$0.58    $11.46     $10.88
DISTRIBUTIONS (1/1/09-6/30/09)
Dividend Income                  $0.0463
Long-Term Capital Gain           $0.0800
   TOTAL                         $0.1263

CLASS C (SYMBOL: FTCCX)                    CHANGE   6/30/09   12/31/08
-----------------------                    ------   -------   --------
Net Asset Value (NAV)                      +$0.56    $11.33     $10.77
DISTRIBUTIONS (1/1/09-6/30/09)
Dividend Income                  $0.0503
Long-Term Capital Gain           $0.0800
   TOTAL                         $0.1303

CLASS R (SYMBOL: FTCRX)                    CHANGE   6/30/09   12/31/08
-----------------------                    ------   -------   --------
Net Asset Value (NAV)                      +$0.57    $11.46     $10.89
DISTRIBUTIONS (1/1/09-6/30/09)
Dividend Income                  $0.0757
Long-Term Capital Gain           $0.0800
   TOTAL                         $0.1557

ADVISOR CLASS (SYMBOL: N/A)                CHANGE   6/30/09   12/31/08
---------------------------                ------   -------   --------
Net Asset Value (NAV)                      +$0.57    $11.48     $10.91
DISTRIBUTIONS (1/1/09-6/30/09)
Dividend Income                  $0.1009
Long-Term Capital Gain           $0.0800
   TOTAL                         $0.1809


                              8 | Semiannual Report

PERFORMANCE(1)

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES.

CLASS A                                 6-MONTH           1-YEAR    5-YEAR    10-YEAR
-------                                 -------           ------   -------   ---------
Cumulative Total Return(2)                +6.80%           -6.24%   +20.28%    +61.87%
Average Annual Total Return(3)            +0.62%           11.66%    +2.54%     +4.31%
Value of $10,000 Investment(4)          $10,062           $8,834   $11,337    $15,255
   Total Annual Operating Expenses(5)
      Without Waiver                              1.37%
      With Waiver                                 1.17%

                                                                             INCEPTION
CLASS B                                 6-MONTH           1-YEAR    5-YEAR   (12/1/03)
-------                                 -------           ------   -------   ---------
Cumulative Total Return(2)                +6.52%           -6.88%   +15.96%    +18.71%
Average Annual Total Return(3)            +2.52%           10.49%    +2.66%     +2.97%
Value of $10,000 Investment(4)          $10,252           $8,951   $11,402    $11,773
   Total Annual Operating Expenses(5)
      Without Waiver                              2.12%
      With Waiver                                 1.92%

CLASS C                                 6-MONTH           1-YEAR    5-YEAR    10-YEAR
-------                                 -------           ------   -------   ---------
Cumulative Total Return(2)                +6.44%           -6.90%   +15.98%    +50.31%
Average Annual Total Return(3)            +5.44%           -7.81%    +3.01%     +4.16%
Value of $10,000 Investment(4)          $10,544           $9,219   $11,598    $15,031
   Total Annual Operating Expenses(5)
      Without Waiver                              2.12%
      With Waiver                                 1.92%

                                                                             INCEPTION
CLASS R                                 6-MONTH           1-YEAR    5-YEAR    (1/1/02)
-------                                 -------           ------   -------   ---------
Cumulative Total Return(2)                +6.70%           -6.47%   +18.89%    +34.67%
Average Annual Total Return(3)            +6.70%           -6.47%    +3.52%     +4.05%
Value of $10,000 Investment(4)          $10,670           $9,353   $11,889    $13,467
   Total Annual Operating Expenses(5)
      Without Waiver                              1.62%
      With Waiver                                 1.42%

ADVISOR CLASS(6)                        6-MONTH           1-YEAR    5-YEAR    10-YEAR
-------                                 -------           ------   -------   ---------
Cumulative Total Return(2)                +6.93%           -6.02%   +21.31%    +63.27%
Average Annual Total Return(3)            +6.93%           -6.02%    +3.94%     +5.02%
Value of $10,000 Investment(4)          $10,693           $9,398   $12,131    $16,327
   Total Annual Operating Expenses(5)
      Without Waiver                              1.12%
      With Waiver                                 0.92%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT franklintempleton.com OR CALL (800) 342-5236.

THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED TO WAIVE OR LIMIT ITS FEES AND TO ASSUME AS ITS OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND SO THAT COMMON EXPENSES (I.E., A COMBINATION OF ASSET ALLOCATION FEES AND OTHER EXPENSES, BUT EXCLUDING RULE 12B-1 FEES AND ACQUIRED FUND FEES AND EXPENSES) FOR EACH CLASS OF THE FUND DO NOT EXCEED 0.25% (OTHER THAN CERTAIN NON-ROUTINE EXPENSES OR COSTS, INCLUDING THOSE RELATING TO LITIGATION, INDEMNIFICATION, REORGANIZATIONS AND LIQUIDATIONS) UNTIL 4/30/10.


                              Semiannual Report | 9

ENDNOTES

WHILE AN ASSET ALLOCATION PLAN CAN BE A VALUABLE TOOL TO HELP REDUCE OVERALL VOLATILITY, ALL INVESTMENTS INVOLVE SOME DEGREE OF RISK. TYPICALLY, THE MORE AGGRESSIVE THE INVESTMENT, OR THE GREATER THE POTENTIAL RETURN, THE MORE RISK INVOLVED. GENERALLY, INVESTORS SHOULD BE COMFORTABLE WITH SOME FLUCTUATION IN THE VALUE OF THEIR INVESTMENTS, ESPECIALLY OVER THE SHORT TERM. STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT THEY TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORTER TERM. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN A FUND ADJUST TO A RISE IN INTEREST RATES, THAT FUND'S SHARE PRICE MAY DECLINE. BECAUSE THIS FUND INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THOSE SAME RISKS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

(1.) If the manager had not waived fees, the Fund's total returns would have been lower.

(2.) Cumulative total return represents the change in value of an investment over the periods indicated.

(3.) Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

(4.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(5.) Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

(6.) Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 11/30/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +9.27% and +2.51%.


                             10 | Semiannual Report

Your Fund's Expenses

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                             Semiannual Report | 11

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                   BEGINNING         ENDING       EXPENSES PAID    EXPENSES PAID
                                 ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD*   DURING PERIOD**
                                     1/1/09         6/30/09      1/1/09-6/30/09    1/1/09-6/30/09
                                 -------------   -------------   --------------   ---------------
CLASS A
Actual                               $1,000        $1,068.00          $2.56            $6.10
Hypothetical
   (5% return before expenses)       $1,000        $1,022.32          $2.51            $5.96
CLASS B
Actual                               $1,000        $1,065.20          $6.40            $9.93
Hypothetical
   (5% return before expenses)       $1,000        $1,018.60          $6.26            $9.69
CLASS C
Actual                               $1,000        $1,064.40          $6.35            $9.88
Hypothetical
   (5% return before expenses)       $1,000        $1,018.65          $6.21            $9.64
CLASS R
Actual                               $1,000        $1,067.00          $3.84            $7.38
Hypothetical
   (5% return before expenses)       $1,000        $1,021.08          $3.76            $7.20
ADVISOR CLASS
Actual                               $1,000        $1,069.30          $1.28            $4.82
Hypothetical
   (5% return before expenses)       $1,000        $1,023.55          $1.25            $4.71

* Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.50%; B: 1.25%; C: 1.24%; R: 0.75%; and
     Advisor: 0.25%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. A portion of the Fund's expenses have been paid by the underlying funds in which the Fund invests.

** Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 1.19%; B: 1.94%; C: 1.93%; R: 1.44%; and
     Advisor: 0.94%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. A portion of the Fund's expenses have been paid by the underlying funds in which the Fund invests.


                             12 | Semiannual Report

Franklin Templeton
Moderate Target Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Moderate Target Fund seeks the highest level of long-term total return consistent with a moderate level of risk.(1)

ASSET ALLOCATION*
Franklin Templeton Moderate Target Fund
Based on Total Net Assets as of 6/30/09

                                   (PIE CHART)

Domestic Equity                               38.8%
Domestic Fixed Income                         20.8%
Foreign Equity                                17.5%
Foreign Fixed Income                          12.5%
Short-Term Investments & Other Net Assets     10.4%

* The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

This semiannual report for Franklin Templeton Moderate Target Fund covers the period ended June 30, 2009.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

PERFORMANCE OVERVIEW

Franklin Templeton Moderate Target Fund - Class A delivered a cumulative total return of +8.22% for the six months under review. In comparison, the Fund's benchmarks, the Standard & Poor's 500 Index (S&P 500) and Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index for equities, the Barclays Capital (BC) U.S. Aggregate Index for fixed income, and the Payden & Rygel (P&R) 90 Day U.S. T-Bill Index for short-term investments and other net assets, had total returns of +3.16%, +8.42%,

(1.) The risk/reward potential is based on the Fund's goal and level of risk. It is not indicative of the Fund's actual or implied performance or portfolio composition, which may change on a continuous basis.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S SOI, WHICH BEGINS ON PAGE 40.


                             Semiannual Report | 13

+1.90% and +0.08%, respectively, during the same time.(2) You can find the Fund's long-term performance data in the Performance Summary beginning on page 16.

TOP 10 FUND HOLDINGS
Franklin Templeton Moderate Target Fund 6/30/09

                                         % OF TOTAL
                                         NET ASSETS
                                         ----------
Franklin Flex Cap Growth Fund
- Advisor Class                            13.9%
Templeton Global Bond Fund
- Advisor Class                            11.8%
Mutual Shares Fund - Class Z               11.2%
Franklin U.S. Government Securities
Fund - Advisor Class                       11.2%
Franklin Total Return Fund
- Advisor Class                             9.5%
Mutual European Fund - Class Z              6.2%
Franklin Growth Opportunities Fund
- Advisor Class                             6.1%
Templeton Foreign Fund
- Advisor Class                             3.7%
Templeton China World Fund
- Advisor Class                             3.4%
Franklin Gold and Precious Metals Fund
- Advisor Class                             3.1%

INVESTMENT STRATEGY

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds in each Target Fund's portfolio and will vary the underlying funds' allocation percentages based upon each Target Fund's risk/return level. We generally diversify the Target Funds' broad equity allocations across investment styles, market capitalization sizes and countries of origin. Maintaining similarity of the underlying Franklin Templeton fund investments across the Conservative, Moderate and Growth Target Funds is intended to increase the consistency of their results relative to one another. For your reference, Franklin Templeton Moderate Target Fund seeks to maintain the following asset class allocations: 55% equity funds, 35% fixed income funds, and 10% short-term investments and other net assets.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to maintaining a static allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

At period-end, Franklin Templeton Moderate Target Fund's domestic equity exposure was 68.8% of its total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2009, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles.

(2.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The BC U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) by Moody's, Standard & Poor's or Fitch, respectively. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


                             14 | Semiannual Report

Franklin Flex Cap Growth Fund - Advisor Class, at 13.9% of the Fund's total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 62.3% of the Fund's total income weighting, with the balance in foreign fixed income. Templeton Global Bond Fund -Advisor Class was our largest fixed income fund weighting at 11.8% of total net assets.

Our largest domestic growth fund holding, Franklin Flex Cap Growth Fund - Advisor Class, and our largest domestic value fund holding, Mutual Shares Fund - Class Z, outperformed the S&P 500 during the six-month reporting period. Our largest foreign equity fund holding, Mutual European Fund - Class Z, underperformed the MSCI EAFE Index. On the fixed income side, Templeton Global Bond Fund - Advisor Class and Franklin U.S. Government Securities Fund - Advisor Class outperformed the BC U.S. Aggregate Index.

Thank you for your continued participation in Franklin Templeton Moderate Target Fund. We look forward to serving your future investment needs.

(PHOTO OF T. ANTHONY COFFEY)


/s/ T. Anthony Coffey
T. Anthony Coffey, CFA
Portfolio Manager
Franklin Templeton Moderate Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2009, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                             Semiannual Report | 15

Performance Summary as of 6/30/09

FRANKLIN TEMPLETON MODERATE TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: FMTIX)                    CHANGE   6/30/09   12/31/08
-----------------------                    ------   -------   --------
Net Asset Value (NAV)                      +$0.70    $11.37    $10.67
DISTRIBUTIONS (1/1/09-6/30/09)
Dividend Income                  $0.0765
Long-Term Capital Gain           $0.0952
   TOTAL                         $0.1717

CLASS B (SYMBOL: FBMTX)                    CHANGE   6/30/09   12/31/08
-----------------------                    ------   -------   --------
Net Asset Value (NAV)                      +$0.69    $11.33    $10.64
DISTRIBUTIONS (1/1/09-6/30/09)
Dividend Income                  $0.0364
Long-Term Capital Gain           $0.0952
   TOTAL                         $0.1316

CLASS C (SYMBOL: FTMTX)                    CHANGE   6/30/09   12/31/08
-----------------------                    ------   -------   --------
Net Asset Value (NAV)                      +$0.69    $11.16    $10.47
DISTRIBUTIONS (1/1/09-6/30/09)
Dividend Income                  $0.0395
Long-Term Capital Gain           $0.0952
   TOTAL                         $0.1347

CLASS R (SYMBOL: FTMRX)                    CHANGE   6/30/09   12/31/08
-----------------------                    ------   -------   --------
Net Asset Value (NAV)                      +$0.70    $11.34    $10.64
DISTRIBUTIONS (1/1/09-6/30/09)
Dividend Income                  $0.0637
Long-Term Capital Gain           $0.0952
   TOTAL                         $0.1589

ADVISOR CLASS (SYMBOL: FMTZX)              CHANGE   6/30/09   12/31/08
-----------------------------              ------   -------   --------
Net Asset Value (NAV)                      +$0.70    $11.37    $10.67
DISTRIBUTIONS (1/1/09-6/30/09)
Dividend Income                  $0.0894
Long-Term Capital Gain           $0.0952
   TOTAL                         $0.1846


                             16 | Semiannual Report

PERFORMANCE(1)

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES.

CLASS A                                 6-MONTH           1-YEAR    5-YEAR    10-YEAR
-------                                 -------          -------   -------   ---------
Cumulative Total Return(2)                +8.22%          -10.07%   +18.97%    +56.77%
Average Annual Total Return(3)            +2.01%          -15.24%    +2.32%     +3.98%
Value of $10,000 Investment(4)          $10,201          $ 8,476   $11,217    $14,780
   Total Annual Operating Expenses(5)
      Without Waiver                              1.43%
      With Waiver                                 1.23%

                                                                             INCEPTION
CLASS B                                 6-MONTH           1-YEAR    5-YEAR   (12/1/03)
-------                                 -------          -------   -------   ---------
Cumulative Total Return(2)                +7.75%          -10.71%   +14.51%    +18.26%
Average Annual Total Return(3)            +3.75%          -14.18%    +2.40%     +2.90%
Value of $10,000 Investment(4)          $10,375          $ 8,582   $11,260    $11,729
   Total Annual Operating Expenses(5)
      Without Waiver                              2.18%
      With Waiver                                 1.98%

CLASS C                                 6-MONTH           1-YEAR    5-YEAR    10-YEAR
-------                                 -------          -------   -------   ---------
Cumulative Total Return(2)                +7.91%          -10.67%   +14.61%    +45.64%
Average Annual Total Return(3)            +6.91%          -11.54%    +2.76%     +3.83%
Value of $10,000 Investment(4)          $10,691          $ 8,846   $11,461    $14,564
   Total Annual Operating Expenses(5)
      Without Waiver                              2.18%
      With Waiver                                 1.98%

                                                                             INCEPTION
CLASS R                                 6-MONTH           1-YEAR    5-YEAR    (1/1/02)
-------                                 -------          -------   -------   ---------
Cumulative Total Return(2)                +8.12%          -10.25%   +17.45%    +34.17%
Average Annual Total Return(3)            +8.12%          -10.25%    +3.27%     +4.00%
Value of $10,000 Investment(4)          $10,812          $ 8,975   $11,745    $13,417
   Total Annual Operating Expenses(5)
      Without Waiver                              1.68%
      With Waiver                                 1.48%

ADVISOR CLASS(6)                        6-MONTH           1-YEAR    5-YEAR    10-YEAR
----------------                        -------          -------   -------   ---------
Cumulative Total Return(2)                +8.35%           -9.85%   +20.09%    +58.24%
Average Annual Total Return(3)            +8.35%           -9.85%    +3.73%     +4.70%
Value of $10,000 Investment(4)          $10,835          $ 9,015   $12,009    $15,824
   Total Annual Operating Expenses(5)
      Without Waiver                              1.18%
      With Waiver                                 0.98%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT franklintempleton.com OR CALL (800) 342-5236.

THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED TO WAIVE OR LIMIT ITS FEES AND TO ASSUME AS ITS OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND SO THAT COMMON EXPENSES (I.E., A COMBINATION OF ASSET ALLOCATION FEES AND OTHER EXPENSES, BUT EXCLUDING RULE 12B-1 FEES AND ACQUIRED FUND FEES AND EXPENSES) FOR EACH CLASS OF THE FUND DO NOT EXCEED 0.25% (OTHER THAN CERTAIN NON-ROUTINE EXPENSES OR COSTS, INCLUDING THOSE RELATING TO LITIGATION, INDEMNIFICATION, REORGANIZATIONS AND LIQUIDATIONS) UNTIL 4/30/10.


                             Semiannual Report | 17

ENDNOTES

WHILE AN ASSET ALLOCATION PLAN CAN BE A VALUABLE TOOL TO HELP REDUCE OVERALL VOLATILITY, ALL INVESTMENTS INVOLVE SOME DEGREE OF RISK. TYPICALLY, THE MORE AGGRESSIVE THE INVESTMENT, OR THE GREATER THE POTENTIAL RETURN, THE MORE RISK INVOLVED. GENERALLY, INVESTORS SHOULD BE COMFORTABLE WITH SOME FLUCTUATION IN THE VALUE OF THEIR INVESTMENTS, ESPECIALLY OVER THE SHORT TERM. STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT THEY TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORTER TERM. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN A FUND ADJUST TO A RISE IN INTEREST RATES, THAT FUND'S SHARE PRICE MAY DECLINE. BECAUSE THIS FUND INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THOSE SAME RISKS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

(1.) If the manager had not waived fees, the Fund's total returns would have been lower.

(2.) Cumulative total return represents the change in value of an investment over the periods indicated.

(3.) Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

(4.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(5.) Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

(6.) Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 11/30/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +5.69% and +1.56%.


                             18 | Semiannual Report

Your Fund's Expenses

FRANKLIN TEMPLETON MODERATE TARGET FUND

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                             Semiannual Report | 19

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                   BEGINNING         ENDING       EXPENSES PAID    EXPENSES PAID
                                 ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD*   DURING PERIOD**
                                     1/1/09         6/30/09      1/1/09-6/30/09    1/1/09-6/30/09
                                 -------------   -------------   --------------   ---------------
CLASS A
Actual                               $1,000        $1,082.20          $2.58            $ 6.56
Hypothetical
   (5% return before expenses)       $1,000        $1,022.32          $2.51            $ 6.36
CLASS B
Actual                               $1,000        $1,077.50          $6.44            $10.41
Hypothetical
   (5% return before expenses)       $1,000        $1,018.60          $6.26            $10.09
CLASS C
Actual                               $1,000        $1,079.10          $6.44            $10.41
Hypothetical
   (5% return before expenses)       $1,000        $1,018.60          $6.26            $10.09
CLASS R
Actual                               $1,000        $1,081.20          $3.87            $ 7.84
Hypothetical
   (5% return before expenses)       $1,000        $1,021.08          $3.76            $ 7.60
ADVISOR CLASS
Actual                               $1,000        $1,083.50          $1.29            $ 5.27
Hypothetical
   (5% return before expenses)       $1,000        $1,023.55          $1.25            $ 5.11

* Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.50%; B: 1.25%; C: 1.25%; R: 0.75%; and
     Advisor: 0.25%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. A portion of the Fund's expenses have been paid by the underlying funds in which the Fund invests.

** Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 1.27%; B: 2.02%; C: 2.02%; R: 1.52%; and
     Advisor: 1.02%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. A portion of the Fund's expenses have been paid by the underlying funds in which the Fund invests.


                             20 | Semiannual Report

Franklin Templeton
Growth Target Fund

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin Templeton Growth Target Fund seeks the highest level of long-term total return consistent with a higher level of risk.(1)

ASSET ALLOCATION*
Franklin Templeton Growth Target Fund
Based on Total Net Assets as of 6/30/09

                                  (PIE CHART)

Domestic Equity             54.9%
Foreign Equity              24.9%
Domestic Fixed Income        9.5%
Foreign Fixed Income         5.7%
Short-Term Investments &
   Other Net Assets          5.0%

* The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

We are pleased to bring you Franklin Templeton Growth Target Fund's semi-annual report for the period ended June 30, 2009.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

PERFORMANCE OVERVIEW

Franklin Templeton Growth Target Fund - Class A delivered a +9.55% cumulative total return for the six months under review. In comparison, the Fund's benchmarks, the Standard & Poor's 500 Index (S&P 500) and Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index for equities, the Barclays Capital (BC) U.S. Aggregate Index for fixed income, and the Payden & Rygel (P&R) 90 Day U.S. T-Bill Index for short-term investments

(1.) The risk/reward potential is based on the Fund's goal and level of risk. It is not indicative of the Fund's actual or implied performance or portfolio composition, which may change on a continuous basis.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S SOI, WHICH BEGINS ON PAGE 46.


                             Semiannual Report | 21

TOP 10 FUND HOLDINGS
Franklin Templeton Growth Target Fund 6/30/09

and other net assets, had total returns of +3.16%, +8.42%, +1.90% and +0.08%, respectively, during the same time.(2) You can find the Fund's long-term performance data in the Performance Summary beginning on page 24.


                                         % OF TOTAL
                                         NET ASSETS
Franklin Flex Cap Growth Fund
- Advisor Class                             19.7%
Mutual Shares Fund - Class Z                16.0%
Mutual European Fund - Class Z               8.6%
Franklin Growth Opportunities Fund
- Advisor Class                              8.4%
Templeton Foreign Fund
- Advisor Class                              5.4%
Templeton Global Bond Fund
- Advisor Class                              5.3%
Franklin U.S. Government Securities
Fund - Advisor Class                         5.2%
Franklin Gold and Precious Metals Fund
- Advisor Class                              4.8%
Templeton China World Fund
- Advisor Class                              4.7%
Franklin Total Return Fund
- Advisor Class                              4.3%

INVESTMENT STRATEGY

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds in each Target Fund's portfolio and will vary the underlying funds' allocation percentages based upon each Target Fund's risk/return level. We generally diversify the Target Funds' broad equity allocations across investment styles, market capitalization sizes and countries of origin. Maintaining similarity of the underlying Franklin Templeton fund investments across the Conservative, Moderate and Growth Target Funds is intended to increase the consistency of their results relative to one another. For your reference, Franklin Templeton Growth Target Fund seeks to maintain the following asset class allocations: 80% equity funds, 15% fixed income funds, and 5% short-term investments and other net assets.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to maintaining a static allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

At period-end, Franklin Templeton Growth Target Fund's domestic equity exposure was 68.8% of its total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2009, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Flex Cap Growth Fund - Advisor Class, at 19.7% of the Fund's total net assets,

(2.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The BC U.S. Aggregate Index is a market capitalization-weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and nonconvertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) by Moody's, Standard & Poor's or Fitch, respectively. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


                             22 | Semiannual Report
was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 62.4% of the Fund's total income weighting, with the balance in foreign fixed income. Templeton Global Bond Fund - Advisor Class was our largest fixed income fund weighting at 5.3% of total net assets.

Our largest domestic growth fund holding, Franklin Flex Cap Growth Fund - Advisor Class, and our largest domestic value fund holding, Mutual Shares Fund - Class Z, outperformed the S&P 500 during the six-month reporting period. Our largest foreign equity fund holding, Mutual European Fund -Class Z, underperformed the MSCI EAFE Index. On the fixed income side, Templeton Global Bond Fund - Advisor Class and Franklin U.S. Government Securities Fund - Advisor Class outperformed the BC U.S. Aggregate Index.

Thank you for your continued participation in Franklin Templeton Growth Target Fund. We look forward to serving your future investment needs.

(PHOTO OF T. ANTHONY COFFEY)


/s/ T. Anthony Coffey
T. Anthony Coffey, CFA
Portfolio Manager
Franklin Templeton Growth Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2009, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                             Semiannual Report | 23

Performance Summary as of 6/30/09

FRANKLIN TEMPLETON GROWTH TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: FGTIX)                    CHANGE   6/30/09   12/31/08
-----------------------                    ------   -------   --------
Net Asset Value (NAV)                      +$0.97    $11.45     $10.48
DISTRIBUTIONS (1/1/09-6/30/09)
Dividend Income                  $0.0231
Long-Term Capital Gain           $0.0048
   TOTAL                         $0.0279

CLASS B (SYMBOL: N/A)                      CHANGE   6/30/09   12/31/08
---------------------                      ------   -------   --------
Net Asset Value (NAV)                      +$0.91    $11.23     $10.32
DISTRIBUTIONS (1/1/09-6/30/09)
Dividend Income                  $0.0231
Long-Term Capital Gain           $0.0048
   TOTAL                         $0.0279

CLASS C (SYMBOL: FTGTX)                    CHANGE   6/30/09   12/31/08
-----------------------                    ------   -------   --------
Net Asset Value (NAV)                      +$0.91    $11.22     $10.31
DISTRIBUTIONS (1/1/09-6/30/09)
Dividend Income                  $0.0231
Long-Term Capital Gain           $0.0048
   TOTAL                         $0.0279

CLASS R (SYMBOL: FGTRX)                    CHANGE   6/30/09   12/31/08
-----------------------                    ------   -------   --------
Net Asset Value (NAV)                      +$0.95    $11.33     $10.38
DISTRIBUTIONS (1/1/09-6/30/09)
Dividend Income                  $0.0231
Long-Term Capital Gain           $0.0048
   TOTAL                         $0.0279

ADVISOR CLASS (SYMBOL: FGTZX)              CHANGE   6/30/09   12/31/08
-----------------------------              ------   -------   --------
Net Asset Value (NAV)                      +$0.98    $11.47     $10.49
DISTRIBUTIONS (1/1/09-6/30/09)
Dividend Income                  $0.0231
Long-Term Capital Gain           $0.0048
   TOTAL                         $0.0279


                             24 | Semiannual Report

PERFORMANCE(1)

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES.

CLASS A                                 6-MONTH          1-YEAR    5-YEAR    10-YEAR
-------                                 -------          ------   -------   ---------
Cumulative Total Return(2)                +9.55%         -17.43%   +12.51%    +40.50%
Average Annual Total Return(3)            +3.25%         -22.20%    +1.19%     +2.85%
Value of $10,000 Investment(4)          $10,325          $7,780   $10,608    $13,241
   Total Annual Operating Expenses(5)
      Without Waiver                              1.58%
      With Waiver                                 1.31%

                                                                            INCEPTION
CLASS B                                 6-MONTH          1-YEAR    5-YEAR   (12/1/03)
-------                                 -------          ------   -------   ---------
Cumulative Total Return(2)                +9.02%         -18.13%    +8.31%    +12.52%
Average Annual Total Return(3)            +5.02%         -21.36%    +1.26%     +1.98%
Value of $10,000 Investment(4)          $10,502          $7,864   $10,646    $11,157
   Total Annual Operating Expenses(5)
      Without Waiver                              2.33%
      With Waiver                                 2.06%

CLASS C                                 6-MONTH          1-YEAR    5-YEAR    10-YEAR
-------                                 -------          ------   -------   ---------
Cumulative Total Return(2)                +9.13%         -18.07%    +8.36%    +30.37%
Average Annual Total Return(3)            +8.13%         -18.88%    +1.62%     +2.69%
Value of $10,000 Investment(4)          $10,813          $8,112   $10,836    $13,037
   Total Annual Operating Expenses(5)
      Without Waiver                              2.33%
      With Waiver                                 2.06%


                                                                            INCEPTION
CLASS R                                 6-MONTH          1-YEAR    5-YEAR   (1/1/02)
-------                                 -------          ------   -------   ---------
Cumulative Total Return(2)                +9.45%         -17.65%   +11.16%    +25.57%
Average Annual Total Return(3)            +9.45%         -17.65%    +2.14%     +3.09%
Value of $10,000 Investment(4)          $10,945          $8,235   $11,116    $12,557
   Total Annual Operating Expenses(5)
      Without Waiver                              1.83%
      With Waiver                                 1.56%

ADVISOR CLASS(6)                        6-MONTH          1-YEAR    5-YEAR    10-YEAR
----------------                        -------          ------   -------   ---------
Cumulative Total Return(2)                +9.64%         -17.26%   +13.49%   +41.72%
Average Annual Total Return(3)            +9.64%         -17.26%    +2.56%    +3.55%
Value of $10,000 Investment(4)          $10,964          $8,274   $11,349   $14,172
   Total Annual Operating Expenses(5)
      Without Waiver                              1.33%
      With Waiver                                 1.06%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT franklintempleton.com OR CALL (800) 342-5236.

THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED TO WAIVE OR LIMIT ITS FEES AND TO ASSUME AS ITS OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND SO THAT COMMON EXPENSES (I.E., A COMBINATION OF ASSET ALLOCATION FEES AND OTHER EXPENSES, BUT EXCLUDING RULE 12B-1 FEES AND ACQUIRED FUND FEES AND EXPENSES) FOR EACH CLASS OF THE FUND DO NOT EXCEED 0.25% (OTHER THAN CERTAIN NON-ROUTINE EXPENSES OR COSTS, INCLUDING THOSE RELATING TO LITIGATION, INDEMNIFICATION, REORGANIZATIONS AND LIQUIDATIONS) UNTIL 4/30/10.


                             Semiannual Report | 25

ENDNOTES

WHILE AN ASSET ALLOCATION PLAN CAN BE A VALUABLE TOOL TO HELP REDUCE OVERALL VOLATILITY, ALL INVESTMENTS INVOLVE SOME DEGREE OF RISK. TYPICALLY, THE MORE AGGRESSIVE THE INVESTMENT, OR THE GREATER THE POTENTIAL RETURN, THE MORE RISK INVOLVED. GENERALLY, INVESTORS SHOULD BE COMFORTABLE WITH SOME FLUCTUATION IN THE VALUE OF THEIR INVESTMENTS, ESPECIALLY OVER THE SHORT TERM. STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT THEY TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORTER TERM. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN A FUND ADJUST TO A RISE IN INTEREST RATES, THAT FUND'S SHARE PRICE MAY DECLINE. BECAUSE THIS FUND INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THOSE SAME RISKS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

(1.) If the manager had not waived fees, the Fund's total returns would have been lower.

(2.) Cumulative total return represents the change in value of an investment over the periods indicated.

(3.) Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

(4.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(5.) Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

(6.) Effective 12/1/05, the Fund began offering Advisor Class shares, which do not have sales charges or a Rule 12b-1 plan. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 12/1/05, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge, but reflecting the effect of the Class A Rule 12b-1 fees; and (b) for periods after 11/30/05, actual Advisor Class performance is used reflecting all charges and fees applicable to that class. Since 12/1/05 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were -3.10% and -0.88%.


                             26 | Semiannual Report

Your Fund's Expenses

FRANKLIN TEMPLETON GROWTH TARGET FUND

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                             Semiannual Report | 27

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                   BEGINNING        ENDING         EXPENSES PAID    EXPENSES PAID
                                 ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*   DURING PERIOD**
                                    1/1/09          6/30/09       1/1/09-6/30/09   1/1/09-6/30/09
                                 -------------   -------------   ---------------   ---------------
CLASS A
Actual                               $1,000        $1,095.50         $2.55            $ 6.96
Hypothetical
   (5% return before expenses)       $1,000        $1,022.36         $2.46            $ 6.71
CLASS B
Actual                               $1,000        $1,090.20         $6.43            $10.83
Hypothetical
   (5% return before expenses)       $1,000        $1,018.65         $6.21            $10.44
CLASS C
Actual                               $1,000        $1,091.30         $6.43            $10.84
Hypothetical
   (5% return before expenses)       $1,000        $1,018.65         $6.21            $10.44
CLASS R
Actual                               $1,000        $1,094.50         $3.84            $ 8.26
Hypothetical
   (5% return before expenses)       $1,000        $1,021.12         $3.71            $ 7.95
ADVISOR CLASS
Actual                               $1,000        $1,096.40         $1.25            $ 5.67
Hypothetical
   (5% return before expenses)       $1,000        $1,023.60         $1.20            $ 5.46

* Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.49%; B: 1.24%; C: 1.24%; R: 0.74%; and
     Advisor: 0.24%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. A portion of the Fund's expenses have been paid by the underlying funds in which the Fund invests.

** Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 1.34%; B: 2.09%; C: 2.09%; R: 1.59%; and
     Advisor: 1.09%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. A portion of the Fund's expenses have been paid by the underlying funds in which the Fund invests.


                             28 | Semiannual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                       SIX MONTHS ENDED                   YEAR ENDED DECEMBER 31,                    YEAR ENDED
                                         JUNE 30, 2009   --------------------------------------------------------     JULY 31,
CLASS A                                   (UNAUDITED)      2008        2007        2006        2005       2004(a)       2004
-------                                ----------------  --------    --------    --------    --------    --------    ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning
   of period ........................      $  10.92      $  13.59    $  13.33    $  12.74    $  12.48    $  11.66    $  10.91
                                           --------      --------    --------    --------    --------    --------    --------
Income from investment operations(b):
   Net investment income(c, d) ......          0.08          0.39        0.48        0.41        0.29        0.12        0.23
   Net realized and unrealized gains
      (losses) ......................          0.66         (2.44)       0.60        0.84        0.29        0.84        0.74
                                           --------      --------    --------    --------    --------    --------    --------
Total from investment
   operations .......................          0.74         (2.05)       1.08        1.25        0.58        0.96        0.97
                                           --------      --------    --------    --------    --------    --------    --------
Less distributions from:
   Net investment income ............         (0.09)        (0.38)      (0.47)      (0.42)      (0.32)      (0.14)      (0.22)
   Net realized gains ...............         (0.08)        (0.24)      (0.35)      (0.24)         --          --          --
                                           --------      --------    --------    --------    --------    --------    --------
Total distributions .................         (0.17)        (0.62)      (0.82)      (0.66)      (0.32)      (0.14)      (0.22)
                                           --------      --------    --------    --------    --------    --------    --------
Redemption fees(e) ..................            --            --(f)       --(f)       --(f)       --(f)       --(f)       --(f)
                                           --------      --------    --------    --------    --------    --------    --------
Net asset value, end of period ......      $  11.49      $  10.92    $  13.59    $  13.33    $  12.74    $  12.48    $  11.66
                                           ========      ========    ========    ========    ========    ========    ========
Total return(g) .....................          6.80%       (15.41)%      8.29%       9.92%       4.70%       8.30%       8.89%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and
   payments by affiliates(i) ........          0.60%         0.65%       0.68%       0.69%       0.73%       0.82%       0.85%
Expenses net of waiver and
   payments by affiliates(i) ........          0.50%         0.51%       0.49%       0.50%       0.69%       0.82%       0.85%
Net investment income(d) ............          1.50%         3.18%       3.52%       3.09%       2.31%       2.40%       2.00%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ...      $336,974      $282,769    $251,570    $194,477    $162,079    $139,153    $117,013
Portfolio turnover rate .............          7.72%         4.84%       8.11%      11.08%       8.16%       2.63%       3.71%

(a)  For the period August 1, 2004 to December 31, 2004.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f)  Amount rounds to less than $0.01 per share.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.69% for the period ended June 30, 2009.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 29

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                       SIX MONTHS ENDED                   YEAR ENDED DECEMBER 31,           PERIOD ENDED
                                         JUNE 30, 2009   ------------------------------------------------     JULY 31,
CLASS B                                   (UNAUDITED)      2008      2007      2006      2005     2004(a)      2004(b)
-------                                ----------------  -------    ------    ------    ------    -------   ------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding
   throughout the period)
Net asset value, beginning
   of period ........................       $10.88       $ 13.55    $13.29    $12.71    $12.46    $11.63      $11.67
                                            ------       -------    ------    ------    ------    ------      ------
Income from investment operations(c):
   Net investment income(d, e) ......         0.04          0.30      0.36      0.30      0.19      0.09        0.07
   Net realized and unrealized gains
      (losses) ......................         0.67         (2.44)     0.61      0.84      0.29      0.84        0.04
                                            ------       -------    ------    ------    ------    ------      ------
Total from investment
   operations .......................         0.71         (2.14)     0.97      1.14      0.48      0.93        0.11
                                            ------       -------    ------    ------    ------    ------      ------
Less distributions from:
   Net investment income ............        (0.05)        (0.29)    (0.36)    (0.32)    (0.23)    (0.10)      (0.15)
   Net realized gains ...............        (0.08)        (0.24)    (0.35)    (0.24)       --        --          --
                                            ------       -------    ------    ------    ------    ------      ------
Total distributions .................        (0.13)        (0.53)    (0.71)    (0.56)    (0.23)    (0.10)      (0.15)
                                            ------       -------    ------    ------    ------    ------      ------
Redemption fees(f) ..................           --            --(g)     --(g)     --(g)     --(g)     --(g)       --(g)
                                            ------       -------    ------    ------    ------    ------      ------
Net asset value, end of period ......       $11.46       $ 10.88    $13.55    $13.29    $12.71    $12.46      $11.63
                                            ======       =======    ======    ======    ======    ======      ======
Total return(h) .....................         6.52%       (16.02)%    7.42%     9.05%     3.87%     8.02%       0.98%
RATIOS TO AVERAGE NET ASSETS(i)
Expenses before waiver and
   payments by affiliates(j) ........         1.35%         1.40%     1.43%     1.44%     1.48%     1.57%       1.60%
Expenses net of waiver and
   payments by affiliates(j) ........         1.25%         1.26%     1.24%     1.25%     1.44%     1.57%       1.60%
Net investment income(e) ............         0.75%         2.43%     2.77%     2.34%     1.56%     1.65%       1.25%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ...       $7,369       $ 7,150    $6,497    $6,422    $6,202    $5,223      $3,567
Portfolio turnover rate .............         7.72%         4.84%     8.11%    11.08%     8.16%     2.63%       3.71%

(a)  For the period August 1, 2004 to December 31, 2004.

(b)  For the period December 1, 2003 (effective date) to July 31, 2004.

(c) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d)  Based on average daily shares outstanding.

(e) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(f)  Effective September 1, 2008, the redemption fee was eliminated.

(g)  Amount rounds to less than $0.01 per share.

(h) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(i)  Ratios are annualized for periods less than one year.

(j) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.69% for the period ended June 30, 2009.

   The accompanying notes are an integral part of these financial statements.


                             30 | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                       SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,                YEAR ENDED
                                         JUNE 30, 2009   -----------------------------------------------------     JULY 31,
CLASS C                                   (UNAUDITED)      2008        2007        2006       2005     2004(a)       2004
-------                                ----------------  --------    --------    -------    -------    -------    ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning
   of period ........................      $  10.77      $  13.42    $  13.18    $ 12.60    $ 12.36    $ 11.53    $ 10.80
                                           --------      --------    --------    -------    -------    -------    -------
Income from investment operations(b):
   Net investment income(c, d) ......          0.04          0.30        0.38       0.30       0.19       0.08       0.14
   Net realized and unrealized gains
      (losses) ......................          0.65         (2.41)       0.58       0.85       0.28       0.84       0.73
                                           --------      --------    --------    -------    -------    -------    -------
Total from investment
   operations .......................          0.69         (2.11)       0.96       1.15       0.47       0.92       0.87
                                           --------      --------    --------    -------    -------    -------    -------
Less distributions from:
   Net investment income ............         (0.05)        (0.30)      (0.37)     (0.33)     (0.23)     (0.09)     (0.14)
   Net realized gains ...............         (0.08)        (0.24)      (0.35)     (0.24)        --         --         --
                                           --------      --------    --------    -------    -------    -------    -------
Total distributions .................         (0.13)        (0.54)      (0.72)     (0.57)     (0.23)     (0.09)     (0.14)
                                           --------      --------    --------    -------    -------    -------    -------
Redemption fees(e) ..................            --            --(f)       --(f)      --(f)      --(f)      --(f)      --(f)
                                           --------      --------    --------    -------    -------    -------    -------
Net asset value, end of period ......      $  11.33      $  10.77    $  13.42    $ 13.18    $ 12.60    $ 12.36    $ 11.53
                                           ========      ========    ========    =======    =======    =======    =======
Total return(g) .....................          6.44%       (16.04)%      7.48%      9.16%      3.83%      8.03%      8.04%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and
   payments by affiliates(i) ........          1.34%         1.39%       1.43%      1.43%      1.47%      1.57%      1.60%
Expenses net of waiver and
   payments by affiliates(i) ........          1.24%         1.25%       1.24%      1.24%      1.43%      1.57%      1.60%
Net investment income(d) ............          0.76%         2.44%       2.77%      2.35%      1.57%      1.65%      1.25%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ...      $187,974      $152,773    $110,914    $76,018    $63,298    $59,803    $52,881
Portfolio turnover rate .............          7.72%         4.84%       8.11%     11.08%      8.16%      2.63%      3.71%

(a)  For the period August 1, 2004 to December 31, 2004.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f)  Amount rounds to less than $0.01 per share.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.69% for the period ended June 30, 2009.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 31

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                       SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,              YEAR ENDED
                                         JUNE 30, 2009   ---------------------------------------------------     JULY 31,
CLASS R                                   (UNAUDITED)      2008       2007       2006       2005     2004(a)       2004
-------                                ----------------  -------    -------    -------    -------    -------    ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning
   of period ........................      $ 10.89       $ 13.55    $ 13.30    $ 12.71    $ 12.46    $ 11.63     $10.89
                                           -------       -------    -------    -------    -------    -------     ------
Income from investment operations(b):
   Net investment income(c, d) ......         0.07          0.37       0.47       0.37       0.26       0.11       0.21
   Net realized and unrealized gains
      (losses) ......................         0.66         (2.44)      0.57       0.85       0.28       0.85       0.72
                                           -------       -------    -------    -------    -------    -------     ------
Total from investment
   operations .......................         0.73         (2.07)      1.04       1.22       0.54       0.96       0.93
                                           -------       -------    -------    -------    -------    -------     ------
Less distributions from:
   Net investment income ............        (0.08)        (0.35)     (0.44)     (0.39)     (0.29)     (0.13)     (0.19)
   Net realized gains ...............        (0.08)        (0.24)     (0.35)     (0.24)        --         --         --
                                           -------       -------    -------    -------    -------    -------     ------
Total distributions .................        (0.16)        (0.59)     (0.79)     (0.63)     (0.29)     (0.13)     (0.19)
                                           -------       -------    -------    -------    -------    -------     ------
Redemption fees(e) ..................           --            --(f)      --(f)      --(f)      --(f)      --(f)      --(f)
                                           -------       -------    -------    -------    -------    -------     ------
Net asset value, end of period ......      $ 11.46       $ 10.89    $ 13.55    $ 13.30    $ 12.71    $ 12.46     $11.63
                                           =======       =======    =======    =======    =======    =======     ======
Total return(g) .....................         6.70%       (15.58)%     7.91%      9.73%      4.37%      8.27%      8.56%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and
   payments by affiliates(i) ........         0.85%         0.90%      0.93%      0.94%      0.98%      1.07%      1.10%
Expenses net of waiver and
   payments by affiliates(i) ........         0.75%         0.76%      0.74%      0.75%      0.94%      1.07%      1.10%
Net investment income(d) ............         1.25%         2.93%      3.27%      2.84%      2.06%      2.15%      1.75%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ...      $40,527       $29,466    $25,476    $14,490    $14,112    $12,199     $8,370
Portfolio turnover rate .............         7.72%         4.84%      8.11%     11.08%      8.16%      2.63%      3.71%

(a)  For the period August 1, 2004 to December 31, 2004.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f)  Amount rounds to less than $0.01 per share.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.69% for the period ended June 30, 2009.

   The accompanying notes are an integral part of these financial statements.


                             32 | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                                          SIX MONTHS ENDED    YEAR ENDED DECEMBER 31,      PERIOD ENDED
                                                            JUNE 30, 2009   ---------------------------    DECEMBER 31,
ADVISOR CLASS                                                (UNAUDITED)      2008      2007      2006        2005(a)
-------------                                             ----------------  -------    ------    ------    ------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...................        $10.91      $ 13.57    $13.31    $12.72      $12.81
                                                                ------      -------    ------    ------      ------
Income from investment operations(b):
   Net investment income(c, d) .........................          0.10         0.45      0.53      0.45        0.07
   Net realized and unrealized gains (losses) ..........          0.65        (2.46)     0.58      0.83        0.02
                                                                ------      -------    ------    ------      ------
Total from investment operations .......................          0.75        (2.01)     1.11      1.28        0.09
                                                                ------      -------    ------    ------      ------
Less distributions from:
   Net investment income ...............................         (0.10)       (0.41)    (0.50)    (0.45)      (0.18)
   Net realized gains ..................................         (0.08)       (0.24)    (0.35)    (0.24)         --
                                                                ------      -------    ------    ------      ------
Total distributions ....................................         (0.18)       (0.65)    (0.85)    (0.69)      (0.18)
                                                                ------      -------    ------    ------      ------
Redemption fees(e) .....................................            --           --(f)     --(f)     --(f)       --(f)
                                                                ------      -------    ------    ------      ------
Net asset value, end of period .........................        $11.48      $ 10.91    $13.57    $13.31      $12.72
                                                                ======      =======    ======    ======      ======
Total return(g) ........................................          6.93%      (15.15)%    8.48%    10.28%       0.68%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments by affiliates(i) ...          0.35%        0.40%     0.43%     0.44%       0.48%
Expenses net of waiver and payments by affiliates(i) ...          0.25%        0.26%     0.24%     0.25%       0.44%
Net investment income(d) ...............................          1.75%        3.43%     3.77%     3.34%       2.56%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ......................        $5,817      $ 4,307    $3,536    $1,726      $  753
Portfolio turnover rate ................................          7.72%        4.84%     8.11%    11.08%       8.16%

(a)  For the period December 1, 2005 (effective date) to December 31, 2005.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f)  Amount rounds to less than $0.01 per share.

(g)  Total return is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.69% for the period ended June 30, 2009.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 33

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, JUNE 30, 2009 (UNAUDITED)

    FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND                                  SHARES         VALUE
    -------------------------------------------                               -----------   ------------
    INVESTMENTS IN UNDERLYING FUNDS(a)
    DOMESTIC EQUITY 28.4%
(b) Franklin Flex Cap Growth Fund, Advisor Class ..........................     1,750,057   $ 59,466,924
(b) Franklin Growth Opportunities Fund, Advisor Class .....................     1,601,212     24,194,314
    Franklin MicroCap Value Fund, Advisor Class ...........................       497,986     11,508,449
(b) Franklin Natural Resources Fund, Advisor Class ........................       395,334     10,341,928
(b) Franklin Small Cap Growth Fund, Advisor Class .........................     1,390,809     10,125,087
    Mutual Shares Fund, Class Z ...........................................     3,007,827     48,576,413
                                                                                            ------------
                                                                                             164,213,115
                                                                                            ------------
    DOMESTIC FIXED INCOME 24.1%
    Franklin Total Return Fund, Advisor Class .............................     6,913,071     63,185,468
    Franklin U.S. Government Securities Fund, Advisor Class ...............    11,554,174     76,604,176
                                                                                            ------------
                                                                                             139,789,644
                                                                                            ------------
    FOREIGN EQUITY 12.8%
    Franklin Global Real Estate Fund, Advisor Class .......................       904,380      4,250,585
(b) Franklin Gold and Precious Metals Fund, Advisor Class .................       394,106     12,808,431
    Mutual European Fund, Class Z .........................................     1,438,371     25,559,861
    Templeton China World Fund, Advisor Class .............................       500,181     14,335,176
    Templeton Foreign Fund, Advisor Class .................................     3,255,351     16,895,273
                                                                                            ------------
                                                                                              73,849,326
                                                                                            ------------
    FOREIGN FIXED INCOME 14.4%
    Franklin Templeton Emerging Market Debt Opportunities Fund ............       583,251      5,412,570
    Templeton Global Bond Fund, Advisor Class .............................     6,608,740     77,917,045
                                                                                            ------------
                                                                                              83,329,615
                                                                                            ------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
       (COST $477,599,388) 79.7% ..........................................                  461,181,700
                                                                                            ------------
    SHORT TERM INVESTMENTS (COST $117,927,504) 20.4%
    MONEY MARKET FUNDS 20.4%
(c) Institutional Fiduciary Trust Money Market Portfolio, 0.00% ...........   117,927,504    117,927,504
                                                                                            ------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $595,526,892) 100.1% ......                  579,109,204
    OTHER ASSETS, LESS LIABILITIES (0.1)% .................................                     (447,467)
                                                                                            ------------
    NET ASSETS 100.0% .....................................................                 $578,661,737
                                                                                            ============

(a)  See Note 6 regarding investments in Underlying Funds.

(b)  Non-income producing.

(c)  The rate shown is the annualized seven-day yield at period end.

   The accompanying notes are an integral part of these financial statements.


                             34 | Semiannual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON MODERATE TARGET FUND

                                             SIX MONTHS
                                               ENDED                        YEAR ENDED DECEMBER 31,                    YEAR ENDED
                                           JUNE 30, 2009   --------------------------------------------------------     JULY 31,
CLASS A                                     (UNAUDITED)      2008        2007        2006        2005       2004(a)       2004
-------                                    -------------   --------    --------    --------    --------    --------    ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning
   of period ...........................     $  10.67      $  14.35    $  14.03    $  13.14    $  12.69    $  11.65    $  10.64
                                             --------      --------    --------    --------    --------    --------    --------
Income from investment operations(b):
   Net investment income(c, d) .........         0.07          0.35        0.43        0.35        0.25        0.12        0.20
   Net realized and unrealized gains
      (losses) .........................         0.81         (3.31)       0.87        1.15        0.50        1.05        1.00
                                             --------      --------    --------    --------    --------    --------    --------
Total from investment operations .......         0.88         (2.96)       1.30        1.50        0.75        1.17        1.20
                                             --------      --------    --------    --------    --------    --------    --------
Less distributions from:
   Net investment income ...............        (0.08)        (0.35)      (0.43)      (0.38)      (0.30)      (0.13)      (0.19)
   Net realized gains ..................        (0.10)        (0.37)      (0.55)      (0.23)         --          --          --
                                             --------      --------    --------    --------    --------    --------    --------
Total distributions ....................        (0.18)        (0.72)      (0.98)      (0.61)      (0.30)      (0.13)      (0.19)
                                             --------      --------    --------    --------    --------    --------    --------
Redemption fees(e) .....................           --            --(f)       --(f)       --(f)       --(f)       --(f)       --(f)
                                             --------      --------    --------    --------    --------    --------    --------
Net asset value, end of period .........     $  11.37      $  10.67    $  14.35    $  14.03    $  13.14    $  12.69    $  11.65
                                             ========      ========    ========    ========    ========    ========    ========
Total return(g) ........................         8.22%       (21.22)%      9.40%      11.57%       5.94%      10.14%      11.18%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and
   payments by affiliates(i) ...........         0.62%         0.68%       0.68%       0.70%       0.74%       0.81%       0.89%
Expenses net of waiver and
   payments by affiliates(i) ...........         0.50%         0.52%       0.50%       0.50%       0.69%       0.81%       0.89%
Net investment income(d) ...............         1.23%         2.74%       2.92%       2.56%       1.93%       2.32%       1.75%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ......     $563,978      $476,415    $491,451    $401,392    $316,754    $281,033    $219,273
Portfolio turnover rate ................         7.88%         7.29%      10.29%       9.40%      10.59%       2.78%       4.13%

(a)  For the period August 1, 2004 to December 31, 2004.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f)  Amount rounds to less than $0.01 per share.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(I) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.77% for the period ended June 30, 2009.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 35

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON MODERATE TARGET FUND

                                      SIX MONTHS ENDED                   YEAR ENDED DECEMBER 31,                    PERIOD ENDED
                                        JUNE 30, 2009    -------------------------------------------------------      JULY 31,
CLASS B                                  (UNAUDITED)       2008        2007        2006        2005      2004(a)       2004(b)
-------                               ----------------   -------     -------     -------     -------     -------    ------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding
   throughout the period)
Net asset value, beginning of
   period .........................       $ 10.64        $ 14.31     $ 13.99     $ 13.10     $ 12.66     $11.62       $11.62
                                          -------        -------     -------     -------     -------     ------       ------
Income from investment
   operations(c):
   Net investment income(d, e) ....          0.03           0.25        0.31        0.24        0.15       0.09         0.05
   Net realized and unrealized
      gains (losses) ..............          0.80          (3.30)       0.88        1.15        0.50       1.03         0.09
                                          -------        -------     -------     -------     -------     ------       ------
Total from investment
   operations .....................          0.83          (3.05)       1.19        1.39        0.65       1.12         0.14
                                          -------        -------     -------     -------     -------     ------       ------
Less distributions from:
   Net investment income ..........         (0.04)         (0.25)      (0.32)      (0.27)      (0.21)     (0.08)       (0.14)
   Net realized gains .............         (0.10)         (0.37)      (0.55)      (0.23)         --         --           --
                                          -------        -------     -------     -------     -------     ------       ------
Total distributions ...............         (0.14)         (0.62)      (0.87)      (0.50)      (0.21)     (0.08)       (0.14)
                                          -------        -------     -------     -------     -------     ------       ------
Redemption fees(f) ................            --             --(g)       --(g)       --(g)       --(g)      --(g)        --(g)
                                          -------        -------     -------     -------     -------     ------       ------
Net asset value, end of period ....       $ 11.33        $ 10.64     $ 14.31     $ 13.99     $ 13.10     $12.66       $11.62
                                          =======        =======     =======     =======     =======     ======       ======
Total return(h) ...................          7.75%        (21.80)%      8.61%      10.70%       5.18%      9.77%        1.18%
RATIOS TO AVERAGE NET ASSETS(i)
Expenses before waiver and
   payments by affiliates(j) ......          1.37%          1.43%       1.43%       1.45%       1.49%      1.56%        1.64%
Expenses net of waiver and payments
   by affiliates(j) ...............          1.25%          1.27%       1.25%       1.25%       1.44%      1.56%        1.64%
Net investment income(e) ..........          0.48%          1.99%       2.17%       1.81%       1.18%      1.57%        1.00%
SUPPLEMENTAL DATA
Net assets, end of period
   (000's) ........................       $12,019        $11,060     $12,445     $11,533     $10,170     $8,700       $5,417
Portfolio turnover rate ...........          7.88%          7.29%      10.29%       9.40%      10.59%      2.78%        4.13%

(a)  For the period August 1, 2004 to December 31, 2004.

(b)  For the period December 1, 2003 (effective date) to July 31, 2004.

(c) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d)  Based on average daily shares outstanding.

(e) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(f)  Effective September 1, 2008, the redemption fee was eliminated.

(g)  Amount rounds to less than $0.01 per share.

(h) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(i)  Ratios are annualized for periods less than one year.

(j) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.77% for the period ended June 30, 2009.

   The accompanying notes are an integral part of these financial statements.


                             36 | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON MODERATE TARGET FUND

                                      SIX MONTHS ENDED                      YEAR ENDED DECEMBER 31,                       YEAR ENDED
                                        JUNE 30, 2009    ------------------------------------------------------------      JULY 31,
CLASS C                                  (UNAUDITED)       2008         2007         2006         2005        2004(a)        2004
-------                               ----------------   --------     --------     --------     --------     --------     ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning
   of period ......................       $  10.47       $  14.11     $  13.81     $  12.94     $  12.50     $  11.47     $ 10.48
                                          --------       --------     --------     --------     --------     --------     -------
Income from investment
   operations(b):
   Net investment income(c, d) ....           0.02           0.25         0.31         0.24         0.15         0.08        0.12
   Net realized and unrealized
      gains (losses) ..............           0.81          (3.26)        0.87         1.13         0.50         1.03        0.98
                                          --------       --------     --------     --------     --------     --------     -------
Total from investment operations ..           0.83          (3.01)        1.18         1.37         0.65         1.11        1.10
                                          --------       --------     --------     --------     --------     --------     -------
Less distributions from:
   Net investment income ..........          (0.04)         (0.26)       (0.33)       (0.27)       (0.21)       (0.08)      (0.11)
   Net realized gains .............          (0.10)         (0.37)       (0.55)       (0.23)          --           --          --
                                          --------       --------     --------     --------     --------     --------     -------
Total distributions ...............          (0.14)         (0.63)       (0.88)       (0.50)       (0.21)       (0.08)      (0.11)
                                          --------       --------     --------     --------     --------     --------     -------
Redemption fees(e) ................             --             --(f)        --(f)        --(f)        --(f)        --(f)       --(f)
                                          --------       --------     --------     --------     --------     --------     -------
Net asset value, end of period ....       $  11.16       $  10.47     $  14.11     $  13.81     $  12.94     $  12.50     $ 11.47
                                          ========       ========     ========     ========     ========     ========     =======
Total return(g) ...................           7.91%        (21.87)%       8.61%       10.72%        5.25%        9.75%      10.39%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and
   payments by affiliates(i) ......           1.37%          1.43%        1.43%        1.45%        1.48%        1.56%       1.64%
Expenses net of waiver and
   payments by affiliates(i) ......           1.25%          1.27%        1.25%        1.25%        1.43%        1.56%       1.64%
Net investment income(d) ..........           0.48%          1.99%        2.17%        1.81%        1.19%        1.57%       1.00%
SUPPLEMENTAL DATA
Net assets, end of period
   (000's) ........................       $204,521       $164,355     $160,563     $134,465     $112,294     $105,966     $90,988
Portfolio turnover rate ...........           7.88%          7.29%       10.29%        9.40%       10.59%        2.78%       4.13%

(a)  For the period August 1, 2004 to December 31, 2004.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f)  Amount rounds to less than $0.01 per share.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.77% for the period ended June 30, 2009.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 37

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON MODERATE TARGET FUND

                                      SIX MONTHS ENDED                   YEAR ENDED DECEMBER 31,                     YEAR ENDED
                                        JUNE 30, 2009    -------------------------------------------------------      JULY 31,
CLASS R                                  (UNAUDITED)       2008        2007        2006        2005      2004(a)        2004
-------                               ----------------   -------     -------     -------     -------     -------     ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of
   period .........................       $ 10.64        $ 14.32     $ 14.00     $ 13.11     $ 12.66     $11.62      $ 10.62
                                          -------        -------     -------     -------     -------     -------     -------
Income from investment
   operations(b):
   Net investment income(c, d) ....          0.05           0.33        0.39        0.31        0.21        0.11        0.18
   Net realized and unrealized
      gains (losses) ..............          0.81          (3.32)       0.88        1.15        0.51        1.04        0.98
                                          -------        -------     -------     -------     -------     -------     -------
Total from investment operations ..          0.86          (2.99)       1.27        1.46        0.72        1.15        1.16
                                          -------        -------     -------     -------     -------     -------     -------
Less distributions from:
   Net investment income ..........         (0.06)         (0.32)      (0.40)      (0.34)      (0.27)      (0.11)      (0.16)
   Net realized gains .............         (0.10)         (0.37)      (0.55)      (0.23)         --          --          --
                                          -------        -------     -------     -------     -------     -------     -------
Total distributions ...............         (0.16)         (0.69)      (0.95)      (0.57)      (0.27)      (0.11)      (0.16)
                                          -------        -------     -------     -------     -------     -------     -------
Redemption fees(e) ................            --             --(f)       --(f)       --(f)       --(f)       --(f)       --(f)
                                          -------        -------     -------     -------     -------     -------     -------
Net asset value, end of period ....       $ 11.34        $ 10.64     $ 14.32     $ 14.00     $ 13.11     $ 12.66     $ 11.62
                                          =======        =======     =======     =======     =======     =======     =======
Total return(g) ...................          8.12%        (21.45)%      9.16%      11.27%       5.73%       9.92%      10.95%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and
   payments by affiliates(i) ......          0.87%          0.93%       0.93%       0.95%       0.99%       1.06%       1.14%
Expenses net of waiver and
   payments by affiliates(i) ......          0.75%          0.77%       0.75%       0.75%       0.94%       1.06%       1.14%
Net investment income(d) ..........          0.98%          2.49%       2.67%       2.31%       1.68%       2.07%       1.50%
SUPPLEMENTAL DATA
Net assets, end of period
   (000's) ........................       $63,266        $47,009     $40,102     $31,719     $30,403     $25,162     $17,161
Portfolio turnover rate ...........          7.88%          7.29%      10.29%       9.40%      10.59%       2.78%       4.13%

(a)  For the period August 1, 2004 to December 31, 2004.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f)  Amount rounds to less than $0.01 per share.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.77% for the period ended June 30, 2009.

   The accompanying notes are an integral part of these financial statements.


                             38 | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON MODERATE TARGET FUND

                                      SIX MONTHS ENDED      YEAR ENDED DECEMBER 31,         PERIOD ENDED
                                        JUNE 30, 2009    ------------------------------     DECEMBER 31,
ADVISOR CLASS                            (UNAUDITED)       2008        2007       2006         2005(a)
-------------                         ----------------   --------     ------     ------     ------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
    the period)
Net asset value, beginning of
   period .........................       $ 10.67         $ 14.35     $14.03     $13.15       $13.23
                                          -------         -------     ------     ------       ------
Income from investment
   operations(b):
   Net investment income(c, d) ....          0.08            0.40       0.46       0.40         0.08
   Net realized and unrealized
      gains (losses) ..............          0.81           (3.33)      0.88       1.13         0.02
                                          -------         -------     ------     ------       ------
Total from investment operations ..          0.89           (2.93)      1.34       1.53         0.10
                                          -------         -------     ------     ------       ------
Less distributions from:
   Net investment income ..........         (0.09)          (0.38)     (0.47)     (0.42)       (0.18)
   Net realized gains .............         (0.10)          (0.37)     (0.55)     (0.23)          --
                                          -------         -------     ------     ------       ------
Total distributions ...............         (0.19)          (0.75)     (1.02)     (0.65)       (0.18)
                                          -------         -------     ------     ------       ------
Redemption fees(e) ................            --              --(f)      --(f)      --(f)        --(f)
                                          -------         -------     ------     ------       ------
Net asset value, end of period ....       $ 11.37         $ 10.67     $14.35     $14.03       $13.15
                                          =======         =======     ======     ======       ======
Total return(g) ...................          8.35%         (21.02)%     9.66%     11.87%        0.68%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments
   by affiliates(i) ...............          0.37%           0.43%      0.43%      0.45%        0.49%
Expenses net of waiver and payments
   by affiliates(i) ...............          0.25%           0.27%      0.25%      0.25%        0.44%
Net investment income(d) ..........          1.48%           2.99%      3.17%      2.81%        2.18%
SUPPLEMENTAL DATA
Net assets, end of period
   (000's) ........................       $16,330         $11,489     $9,699     $7,071       $3,890
Portfolio turnover rate ...........          7.88%           7.29%     10.29%      9.40%       10.59%

(a)  For the period December 1, 2005 (effective date) to December 31, 2005.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f)  Amount rounds to less than $0.01 per share.

(g)  Total return is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.77% for the period ended June 30, 2009.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 39

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, JUNE 30, 2009 (UNAUDITED)

FRANKLIN TEMPLETON MODERATE TARGET FUND                                     SHARES         VALUE
---------------------------------------                                   ----------   ------------
    INVESTMENTS IN UNDERLYING FUNDS(a)
    DOMESTIC EQUITY 38.8%
(b) Franklin Flex Cap Growth Fund, Advisor Class ......................    3,516,719   $119,498,125
(b) Franklin Growth Opportunities Fund, Advisor Class .................    3,482,145     52,615,213
    Franklin MicroCap Value Fund, Advisor Class .......................    1,023,026     23,642,135
(b) Franklin Natural Resources Fund, Advisor Class ....................      776,568     20,315,023
(b) Franklin Small Cap Growth Fund, Advisor Class .....................    2,848,925     20,740,172
    Mutual Shares Fund, Class Z .......................................    5,975,380     96,502,383
                                                                                       ------------
                                                                                        333,313,051
                                                                                       ------------
    DOMESTIC FIXED INCOME 20.8%
    Franklin Total Return Fund, Advisor Class .........................    8,982,725     82,102,105
    Franklin U.S. Government Securities Fund, Advisor Class ...........   14,544,698     96,431,349
                                                                                       ------------
                                                                                        178,533,454
                                                                                       ------------
    FOREIGN EQUITY 17.5%
    Franklin Global Real Estate Fund, Advisor Class ...................    2,061,495      9,689,027
(b) Franklin Gold and Precious Metals Fund, Advisor Class .............      813,511     26,439,118
    Mutual European Fund, Class Z .....................................    3,017,232     53,616,220
    Templeton China World Fund, Advisor Class .........................    1,010,313     28,955,568
    Templeton Foreign Fund, Advisor Class .............................    6,202,206     32,189,448
                                                                                       ------------
                                                                                        150,889,381
                                                                                       ------------
    FOREIGN FIXED INCOME 12.5%
    Franklin Templeton Emerging Market Debt Opportunities Fund ........      740,240      6,869,430
    Templeton Global Bond Fund, Advisor Class .........................    8,575,073    101,100,105
                                                                                       ------------
                                                                                        107,969,535
                                                                                       ------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
       (COST $798,946,716) 89.6% ......................................                 770,705,421
                                                                                       ------------
    SHORT TERM INVESTMENTS (COST $90,408,113) 10.5%
    MONEY MARKET FUNDS 10.5%
(c) Institutional Fiduciary Trust Money Market Portfolio, 0.00% .......   90,408,113     90,408,113
                                                                                       ------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $889,354,829) 100.1% ..                 861,113,534
    OTHER ASSETS, LESS LIABILITIES (0.1)% .............................                  (1,000,369)
                                                                                       ------------
    NET ASSETS 100.0% .................................................                $860,113,165
                                                                                       ============

(a)  See Note 6 regarding investments in Underlying Funds.

(b)  Non-income producing.

(c)  The rate shown is the annualized seven-day yield at period end.

   The accompanying notes are an integral part of these financial statements.


                             40 | Semiannual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON GROWTH TARGET FUND

                                       SIX MONTHS ENDED                     YEAR ENDED DECEMBER 31,                     YEAR ENDED
                                         JUNE 30, 2009    ----------------------------------------------------------     JULY 31,
CLASS A                                   (UNAUDITED)        2008         2007        2006        2005       2004(a)       2004
-------                                ----------------   ----------   ---------    --------    --------    --------    ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding
   throughout the period)
Net asset value, beginning
   of period .......................      $  10.48        $  16.17     $  15.63    $  14.10    $  13.17    $  11.83    $  10.46
                                          --------        --------     --------    --------    --------    --------    --------
Income from investment
   operations(b):
   Net investment income(c, d) .....          0.02            0.19         0.32        0.24        0.14        0.09        0.11
   Net realized and unrealized gains
      (losses) .....................          0.97           (5.00)        1.31        1.73        0.96        1.33        1.36
                                          --------        --------     --------    --------    --------    --------    --------
Total from investment
   operations ......................          0.99           (4.81)        1.63        1.97        1.10        1.42        1.47
                                          --------        --------     --------    --------    --------    --------    --------
Less distributions from:
   Net investment income and
      short term gains received
      from Underlying Funds ........         (0.02)          (0.22)       (0.32)      (0.32)      (0.17)      (0.08)      (0.10)
   Net realized gains ..............            --(e)        (0.66)       (0.77)      (0.12)         --          --          --
                                          --------        --------     --------    --------    --------    --------    --------
Total distributions ................         (0.02)          (0.88)       (1.09)      (0.44)      (0.17)      (0.08)      (0.10)
                                          --------        --------     --------    --------    --------    --------    --------
Redemption fees(f) .................            --              --(e)        --(e)       --(e)       --(e)       --(e)       --(e)
                                          --------        --------     --------    --------    --------    --------    --------
Net asset value, end of period .....      $  11.45        $  10.48     $  16.17    $  15.63    $  14.10    $  13.17    $  11.83
                                          ========        ========     ========    ========    ========    ========    ========
Total return(g) ....................          9.55%         (30.75)%      10.58%      13.90%       8.47%      12.04%      14.04%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and
   payments by affiliates(i) .......          0.70%           0.76%        0.74%       0.75%       0.79%       0.85%       0.83%
Expenses net of waiver and
   payments by affiliates(i) .......          0.49%           0.51%        0.50%       0.50%       0.72%       0.85%       0.83%
Net investment income(d) ...........          0.36%           1.43%        1.93%       1.59%       1.07%       1.72%       0.91%
SUPPLEMENTAL DATA
Net assets, end of
   period (000's) ..................      $318,727        $283,111     $394,689    $319,521    $230,686    $202,560    $165,500
Portfolio turnover rate ............         10.56%           8.87%       10.36%       9.31%      10.50%       3.98%       3.46%

(a)  For the period August 1, 2004 to December 31, 2004.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Amount rounds to less than $0.01 per share.

(f)  Effective September 1, 2008, the redemption fee was eliminated.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.85% for the period ended June 30, 2009.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 41

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON GROWTH TARGET FUND

                                       SIX MONTHS ENDED                 YEAR ENDED DECEMBER 31,              PERIOD ENDED
                                         JUNE 30, 2009    ------------------------------------------------     JULY 31,
CLASS B                                   (UNAUDITED)       2008      2007      2006      2005     2004(a)      2004(b)
-------                                ----------------   -------    ------    ------    ------    -------   ------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding
   throughout the period)
Net asset value, beginning
   of period .......................         $10.32       $ 15.91    $15.45    $13.97    $13.09    $11.75     $11.80
                                             ------       -------    ------    ------    ------    ------     ------
Income from investment
   operations(c):
   Net investment income
      (loss)(d, e) .................          (0.02)         0.09      0.17      0.12      0.04      0.06      (0.02)
   Net realized and unrealized gains
      (losses) .....................           0.95         (4.90)     1.31      1.72      0.96      1.32       0.09
                                             ------       -------    ------    ------    ------    ------     ------
Total from investment
   operations ......................           0.93         (4.81)     1.48      1.84      1.00      1.38       0.02
                                             ------       -------    ------    ------    ------    ------     ------
Less distributions from:
   Net investment income and
      short term gains received
      from Underlying Funds ........          (0.02)        (0.12)    (0.25)    (0.24)    (0.12)    (0.04)     (0.12)
   Net realized gains ..............             --(f)      (0.66)    (0.77)    (0.12)       --        --         --
                                             ------       -------    ------    ------    ------    ------     ------
Total distributions ................          (0.02)        (0.78)    (1.02)    (0.36)    (0.12)    (0.04)     (0.12)
                                             ------       -------    ------    ------    ------    ------     ------
Redemption fees(g) .................             --            --(f)     --(f)     --(f)     --(f)     --(f)      --(f)
                                             ------       -------    ------    ------    ------    ------     ------
Net asset value, end of period .....         $11.23       $ 10.32    $15.91    $15.45    $13.97    $13.09     $11.75
                                             ======       =======    ======    ======    ======    ======     ======
Total return(h) ....................           9.02%       (31.24)%    9.76%    13.06%     7.63%    11.76%      0.56%
RATIOS TO AVERAGE NET ASSETS(i)
Expenses before waiver and
   payments by affiliates(j) .......           1.45%         1.51%     1.49%     1.50%     1.54%     1.60%      1.58%
Expenses net of waiver and
   payments by affiliates(j) .......           1.24%         1.26%     1.25%     1.25%     1.47%     1.60%      1.58%
Net investment income (loss)(e) ....          (0.39)%        0.68%     1.18%     0.84%     0.32%     0.97%      0.16%
SUPPLEMENTAL DATA
Net assets, end of period (000's)...         $6,829       $ 6,261    $8,292    $8,195    $6,468    $5,343     $3,178
Portfolio turnover rate ............          10.56%         8.87%    10.36%     9.31%    10.50%     3.98%      3.46%

(a)  For the period August 1, 2004 to December 31, 2004.

(b)  For the period December 1, 2003 (effective date) to July 31, 2004.

(c) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d)  Based on average daily shares outstanding.

(e) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(f)  Amount rounds to less than $0.01 per share.

(g)  Effective September 1, 2008, the redemption fee was eliminated.

(h) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(i)  Ratios are annualized for periods less than one year.

(j) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.85% for the period ended June 30, 2009.

   The accompanying notes are an integral part of these financial statements.


                             42 | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON GROWTH TARGET FUND

                                       SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,                  YEAR ENDED
                                         JUNE 30, 2009    ------------------------------------------------------     JULY 31,
CLASS C                                   (UNAUDITED)       2008        2007        2006        2005     2004(A)       2004
-------                                ----------------   --------    --------    --------    -------    -------    ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding
   throughout the period)
Net asset value, beginning
   of period .......................      $  10.31        $  15.90    $  15.44    $  13.97    $ 13.09    $ 11.72    $ 10.38
                                          --------        --------    --------    --------    -------    -------    -------
Income from investment
   operations(b):
   Net investment income
      (loss)(c, d) .................         (0.02)           0.09        0.19        0.13       0.04       0.05       0.02
   Net realized and unrealized gains
      (losses) .....................          0.95           (4.90)       1.29        1.70       0.96       1.32       1.35
                                          --------        --------    --------    --------    -------    -------    -------
Total from investment
   operations ......................          0.93           (4.81)       1.48        1.83       1.00       1.37       1.27
                                          --------        --------    --------    --------    -------    -------    -------
Less distributions from:
   Net investment income and
      short term gains received
      from Underlying Funds ........         (0.02)          (0.12)      (0.25)      (0.24)     (0.12)        --      (0.03)
   Net realized gains ..............            --(e)        (0.66)      (0.77)      (0.12)        --         --         --
                                          --------        --------    --------    --------    -------    -------    -------
Total distributions ................         (0.02)          (0.78)      (1.02)      (0.36)     (0.12)        --      (0.03)
                                          --------        --------    --------    --------    -------    -------    -------
Redemption fees(f) .................            --              --(e)       --(e)       --(e)      --(e)      --(e)      --(e)
                                          --------        --------    --------    --------    -------    -------    -------
Net asset value, end of period .....      $  11.22        $  10.31    $  15.90    $  15.44    $ 13.97    $ 13.09    $ 11.72
                                          ========        ========    ========    ========    =======    =======    =======
Total return(g) ....................          9.13%         (31.26)%      9.72%      13.08%      7.63%     11.69%     13.18%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and
   payments by affiliates(i) .......          1.45%           1.51%       1.49%       1.50%      1.54%      1.60%      1.58%
Expenses net of waiver and
   payments by affiliates(i) .......          1.24%           1.26%       1.25%       1.25%      0.47%      1.60%      1.58%
Net investment income (loss)(d) ....         (0.39)%          0.68%       1.18%       0.84%      0.32%      0.97%      0.16%
SUPPLEMENTAL DATA
Net assets, end of period (000's)...      $120,730        $106,379    $145,218    $122,156    $88,986    $73,816    $61,179
Portfolio turnover rate ............         10.56%           8.87%      10.36%       9.31%     10.50%      3.98%      3.46%

(a)  For the period August 1, 2004 to December 31, 2004.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Amount rounds to less than $0.01 per share.

(f)  Effective September 1, 2008, the redemption fee was eliminated.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.85% for the period ended June 30, 2009.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 43

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON GROWTH TARGET FUND

                                       SIX MONTHS ENDED                    YEAR ENDED DECEMBER 31,                  YEAR ENDED
                                         JUNE 30, 2009    ------------------------------------------------------     JULY 31,
CLASS R                                   (UNAUDITED)       2008        2007        2006        2005     2004(a)       2004
-------                                ----------------   --------    --------    --------    -------    -------    ----------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding
   throughout the period)
Net asset value, beginning
   of period .......................       $ 10.38        $ 16.02     $ 15.52     $ 14.02     $ 13.11    $ 11.76     $ 10.40
                                           -------        -------     -------     -------     -------    -------     -------
Income from investment
   operations(b):
   Net investment income(c, d) .....          0.01           0.17        0.29        0.20        0.11       0.08        0.08
   Net realized and unrealized gains
      (losses) .....................          0.96          (4.96)       1.28        1.71        0.95       1.33        1.36
                                           -------        -------     -------     -------     -------    -------     -------
Total from investment
   operations ......................          0.97          (4.79)       1.57        1.91        1.06       1.41        1.44
                                           -------        -------     -------     -------     -------    -------     -------
Less distributions from:
   Net investment income and
      short term gains received
      from Underlying Funds ........         (0.02)         (0.19)      (0.30)      (0.29)      (0.15)     (0.06)      (0.08)
   Net realized gains ..............            --(e)       (0.66)      (0.77)      (0.12)         --         --          --
                                           -------        -------     -------     -------     -------    -------     -------
Total distributions ................         (0.02)         (0.85)      (1.07)      (0.41)      (0.15)     (0.06)      (0.08)
                                           -------        -------     -------     -------     -------    -------     -------
Redemption fees(f) .................            --             --(e)       --(e)       --(e)       --(e)      --(e)       --(e)
                                           -------        -------     -------     -------     -------    -------     -------
Net asset value, end of period .....       $ 11.33        $ 10.38     $ 16.02     $ 15.52     $ 14.02    $ 13.11     $ 11.76
                                           =======        =======     =======     =======     =======    =======     =======
Total return(g) ....................          9.45%        (30.92)%     10.31%      13.65%       8.10%     12.00%      13.89%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and
   payments by affiliates(i) .......          0.95%          1.01%       0.99%       1.00%       1.04%      1.10%       1.08%
Expenses net of waiver and
   payments by affiliates(i) .......          0.74%          0.76%       0.75%       0.75%       0.97%      1.10%       1.08%
Net investment income(d) ...........          0.11%          1.18%       1.68%       1.34%       0.82%      1.47%       0.66%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ..       $44,034        $35,485     $36,757     $26,215     $19,461    $15,206     $11,714
Portfolio turnover rate ............         10.56%          8.87%      10.36%       9.31%      10.50%      3.98%       3.46%

(a)  For the period August 1, 2004 to December 31, 2004.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Amount rounds to less than $0.01 per share.

(f)  Effective September 1, 2008, the redemption fee was eliminated.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.85% for the period ended June 30, 2009.

   The accompanying notes are an integral part of these financial statements.


                             44 | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON GROWTH TARGET FUND

                                       SIX MONTHS ENDED         YEAR ENDED DECEMBER 31,       PERIOD ENDED
                                         JUNE 30, 2009    --------------------------------    DECEMBER 31,
ADVISOR CLASS                             (UNAUDITED)       2008        2007        2006         2005(a)
-------------                          ----------------   --------    --------    --------    ------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding
   throughout the period)
Net asset value, beginning
   of period .......................        $ 10.49       $ 16.19      $15.64      $14.10       $ 14.18
                                            -------       -------      ------      ------       -------
Income from investment
   operations(b):
   Net investment income(c, d) .....           0.03          0.27        0.38        0.29          0.11
   Net realized and unrealized gains
      (losses) .....................           0.97         (5.06)       1.29        1.72         (0.03)
                                            -------       -------      ------      ------       -------
Total from investment operations ...           1.00         (4.79)       1.67        2.01          0.08
                                            -------       -------      ------      ------       -------
Less distributions from:
   Net investment income and
      short term gains received
      from Underlying Funds ........          (0.02)        (0.25)      (0.35)      (0.35)        (0.16)
   Net realized gains ..............             --(e)      (0.66)      (0.77)      (0.12)           --
                                            -------       -------      ------      ------       -------
Total distributions ................          (0.02)        (0.91)      (1.12)      (0.47)        (0.16)
                                            -------       -------      ------      ------       -------
Redemption fees(f) .................             --            --(e)       --(e)       --(e)         --(e)
                                            -------       -------      ------      ------       -------
Net asset value, end of period .....        $ 11.47       $ 10.49      $16.19      $15.64       $ 14.10
                                            =======       =======      ======      ======       =======
Total return(g) ....................           9.64%       (30.56)%     10.80%      14.26%         0.54%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and
   payments by affiliates(i) .......           0.45%         0.51%       0.49%       0.50%         0.54%
Expenses net of waiver and
   payments by affiliates(i) .......           0.24%         0.26%       0.25%       0.25%         0.47%
Net investment income(d) ...........           0.61%         1.68%       2.18%       1.84%         1.32%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ..        $13,562       $11,059      $9,917      $5,593       $ 3,320
Portfolio turnover rate ............          10.56%         8.87%      10.36%      9.31%        10.50%

(a)  For the period December 1, 2005 (effective date) to December 31, 2005.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Amount rounds to less than $0.01 per share.

(f)  Effective September 1, 2008, the redemption fee was eliminated.

(g)  Total return is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.85% for the period ended June 30, 2009.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 45

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, JUNE 30, 2009 (UNAUDITED)

    FRANKLIN TEMPLETON GROWTH TARGET FUND                                       SHARES         VALUE
    -------------------------------------                                     ----------   ------------
    INVESTMENTS IN UNDERLYING FUNDS(a)
    DOMESTIC EQUITY 54.9%
(b) Franklin Flex Cap Growth Fund, Advisor Class ..........................    2,927,736   $ 99,484,485
(b) Franklin Growth Opportunities Fund, Advisor Class .....................    2,795,030     42,232,896
    Franklin MicroCap Value Fund, Advisor Class ...........................      839,001     19,389,312
(b) Franklin Natural Resources Fund, Advisor Class ........................      675,084     17,660,187
(b) Franklin Small Cap Growth Fund, Advisor Class .........................    2,377,038     17,304,840
    Mutual Shares Fund, Class Z ...........................................    4,982,961     80,474,828
                                                                                           ------------
                                                                                            276,546,548
                                                                                           ------------
    DOMESTIC FIXED INCOME 9.5%
    Franklin Total Return Fund, Advisor Class .............................    2,374,806     21,705,723
    Franklin U.S. Government Securities Fund, Advisor Class ...............    3,917,921     25,975,813
                                                                                           ------------
                                                                                             47,681,536
                                                                                           ------------
    FOREIGN EQUITY 24.9%
    Franklin Global Real Estate Fund, Advisor Class .......................    1,582,917      7,439,709
(b) Franklin Gold and Precious Metals Fund, Advisor Class .................      744,465     24,195,109
    Mutual European Fund, Class Z .........................................    2,431,569     43,208,975
    Templeton China World Fund, Advisor Class .............................      820,736     23,522,281
    Templeton Foreign Fund, Advisor Class .................................    5,216,727     27,074,812
                                                                                           ------------
                                                                                            125,440,886
                                                                                           ------------
    FOREIGN FIXED INCOME 5.7%
    Franklin Templeton Emerging Market Debt Opportunities Fund ............      212,586      1,972,795
    Templeton Global Bond Fund, Advisor Class .............................    2,273,467     26,804,171
                                                                                           ------------
                                                                                             28,776,966
                                                                                           ------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
       (COST $523,626,569) 95.0% ..........................................                 478,445,936
                                                                                           ------------
    SHORT TERM INVESTMENTS (COST $26,917,435) 5.3%
    MONEY MARKET FUNDS 5.3%
(c) Institutional Fiduciary Trust Money Market Portfolio, 0.00% ...........   26,917,435     26,917,435
                                                                                           ------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $550,544,004) 100.3% ......                 505,363,371
    OTHER ASSETS, LESS LIABILITIES (0.3)% .................................                  (1,480,861)
                                                                                           ------------
    NET ASSETS 100.0% .....................................................                $503,882,510
                                                                                           ============

(a)  See Note 6 regarding investments in Underlying Funds.

(b)  Non-income producing.

(c)  The rate shown is the annualized seven-day yield at period end.

   The accompanying notes are an integral part of these financial statements.


                             46 | Semiannual Report

Franklin Templeton Fund Allocator Series

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2009 (unaudited)

                                                     FRANKLIN       FRANKLIN       FRANKLIN
                                                     TEMPLETON      TEMPLETON      TEMPLETON
                                                   CONSERVATIVE     MODERATE        GROWTH
                                                    TARGET FUND    TARGET FUND    TARGET FUND
                                                   ------------   ------------   ------------
Assets:
   Investments in Underlying Funds: (Note 6)
      Cost .....................................   $595,526,892   $889,354,829   $550,544,004
                                                   ------------   ------------   ------------
      Value ....................................   $579,109,204   $861,113,534   $505,363,371
   Receivables:
      Capital shares sold ......................      2,031,566      3,106,772        731,911
      Underlying Funds (Note 3f) ...............        120,378        209,437        183,421
   Other assets ................................            668            993            621
                                                   ------------   ------------   ------------
         Total assets ..........................    581,261,816    864,430,736    506,279,324
                                                   ------------   ------------   ------------
Liabilities:
   Payables:
      Capital shares redeemed ..................      1,312,732      2,820,916      1,678,883
      Affiliates ...............................        604,269        839,706        494,054
      Distributions to shareholders ............        554,802        464,805          8,472
      Unaffiliated transfer agent fees .........         78,735        154,783        139,759
   Accrued expenses and other liabilities ......         49,541         37,361         75,646
                                                   ------------   ------------   ------------
         Total liabilities .....................      2,600,079      4,317,571      2,396,814
                                                   ------------   ------------   ------------
            Net assets, at value ...............   $578,661,737   $860,113,165   $503,882,510
                                                   ------------   ------------   ------------
Net assets consist of:
   Paid-in capital .............................   $609,363,938   $913,755,959   $571,710,980
   Undistributed net investment income .........         17,796        116,724        341,576
   Net unrealized appreciation (depreciation) ..    (16,417,688)   (28,241,295)   (45,180,633)
   Accumulated net realized gain (loss) ........    (14,302,309)   (25,518,223)   (22,989,413)
                                                   ------------   ------------   ------------
            Net assets, at value ...............   $578,661,737   $860,113,165   $503,882,510
                                                   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 47

Franklin Templeton Fund Allocator Series

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
June 30, 2009 (unaudited)

                                                                                FRANKLIN       FRANKLIN       FRANKLIN
                                                                                TEMPLETON      TEMPLETON      TEMPLETON
                                                                              CONSERVATIVE      MODERATE       GROWTH
                                                                               TARGET FUND    TARGET FUND    TARGET FUND
                                                                              ------------   ------------   ------------
CLASS A:
   Net assets, at value ...................................................   $336,973,551   $563,977,537   $318,726,730
                                                                              ------------   ------------   ------------
   Shares outstanding .....................................................     29,326,699     49,591,634     27,839,911
                                                                              ------------   ------------   ------------
   Net asset value per share(a) ...........................................   $      11.49   $      11.37   $      11.45
                                                                              ------------   ------------   ------------
   Maximum offering price per share (net asset value per share / 94.25%) ..   $      12.19   $      12.06   $      12.15
                                                                              ------------   ------------   ------------
CLASS B:
   Net assets, at value ...................................................   $  7,369,182   $ 12,019,201   $  6,829,432
                                                                              ------------   ------------   ------------
   Shares outstanding .....................................................        643,250      1,060,431        608,411
                                                                              ------------   ------------   ------------
   Net asset value and maximum offering price per share(a) ................   $      11.46   $      11.33   $      11.23
                                                                              ------------   ------------   ------------
CLASS C:
   Net assets, at value ...................................................   $187,974,291   $204,520,646   $120,730,406
                                                                              ------------   ------------   ------------
   Shares outstanding .....................................................     16,590,700     18,333,768     10,758,461
                                                                              ------------   ------------   ------------
   Net asset value and maximum offering price per share(a) ................   $      11.33   $      11.16   $      11.22
                                                                              ------------   ------------   ------------
CLASS R:
   Net assets, at value ...................................................   $ 40,527,422   $ 63,266,231   $ 44,033,919
                                                                              ------------   ------------   ------------
   Shares outstanding .....................................................      3,536,800      5,577,749      3,885,763
                                                                              ------------   ------------   ------------
   Net asset value and maximum offering price per share ...................   $      11.46   $      11.34   $      11.33
                                                                              ------------   ------------   ------------
ADVISOR CLASS:
   Net assets, at value ...................................................   $  5,817,291   $ 16,329,550   $ 13,562,023
                                                                              ------------   ------------   ------------
   Shares outstanding .....................................................        506,669      1,435,910      1,182,093
                                                                              ------------   ------------   ------------
   Net asset value and maximum offering price per share ...................   $      11.48   $      11.37   $      11.47
                                                                              ------------   ------------   ------------

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

   The accompanying notes are an integral part of these financial statements.


                             48 | Semiannual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF OPERATIONS
for the six months ended June 30, 2009 (unaudited)

                                                                                  FRANKLIN       FRANKLIN       FRANKLIN
                                                                                  TEMPLETON      TEMPLETON     TEMPLETON
                                                                                CONSERVATIVE     MODERATE        GROWTH
                                                                                 TARGET FUND    TARGET FUND    TARGET FUND
                                                                                ------------   ------------   ------------
Investment income:
   Dividends from Underlying Funds (Note 6) .................................   $  5,062,040   $  6,459,942   $  1,906,092
                                                                                ------------   ------------   ------------
Expenses:
   Asset allocation fees (Note 3a) ..........................................        503,295        839,949        530,357
   Distribution fees: (Note 3c)
      Class A ...............................................................        370,577        617,329        353,635
      Class B ...............................................................         34,521         54,729         31,113
      Class C ...............................................................        807,322        867,279        534,074
      Class R ...............................................................         84,426        137,787         96,890
   Transfer agent fees (Note 3e) ............................................        377,773        628,337        559,310
   Reports to shareholders ..................................................         21,058         36,881         34,174
   Registration and filing fees .............................................         69,410         51,617         41,377
   Professional fees ........................................................         14,245         15,113         13,150
   Trustees' fees and expenses ..............................................          2,295          3,329          2,268
   Other ....................................................................         10,100         14,462         10,506
   Expenses borne by Underlying Funds (Note 3f) .............................       (120,378)      (209,437)      (183,421)
                                                                                ------------   ------------   ------------
         Total expenses .....................................................      2,174,644      3,057,375      2,023,433
         Expenses waived/paid by affiliates (Note 3g) .......................       (245,828)      (439,460)      (462,798)
                                                                                ------------   ------------   ------------
            Net expenses ....................................................      1,928,816      2,617,915      1,560,635
                                                                                ------------   ------------   ------------
               Net investment income ........................................      3,133,224      3,842,027        345,457
                                                                                ------------   ------------   ------------
Realized and unrealized gains (losses):
   Net realized gain (loss) from sale of investments in Underlying Funds ....    (11,827,548)   (22,514,086)   (20,361,904)
   Net change in unrealized appreciation (depreciation) on investments in
      Underlying Funds ......................................................     43,832,612     80,516,096     62,191,640
                                                                                ------------   ------------   ------------
Net realized and unrealized gain (loss) .....................................     32,005,064     58,002,010     41,829,736
                                                                                ------------   ------------   ------------
Net increase (decrease) in net assets resulting from operations .............   $ 35,138,288   $ 61,844,037   $ 42,175,193
                                                                                ------------   ------------   ------------

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 49

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                             FRANKLIN TEMPLETON                     FRANKLIN TEMPLETON
                                                          CONSERVATIVE TARGET FUND                 MODERATE TARGET FUND
                                                    ------------------------------------   ------------------------------------
                                                    SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                      JUNE 30, 2009       YEAR ENDED         JUNE 30, 2009        YEAR ENDED
                                                       (UNAUDITED)     DECEMBER 31, 2008      (UNAUDITED)     DECEMBER 31, 2008
                                                    ----------------   -----------------   ----------------   -----------------
Increase (decrease) in net assets:
   Operations:
      Net investment income .....................     $  3,133,224        $ 13,249,694       $  3,842,027       $  18,213,483
      Net realized gain (loss) from
         Underlying Funds .......................      (11,827,548)          2,841,441        (22,514,086)          6,799,917
      Net change in unrealized appreciation
         (depreciation) on investments in
         Underlying Funds .......................       43,832,612         (94,915,134)        80,516,096        (196,772,246)
                                                      ------------        ------------       ------------       -------------
            Net increase (decrease) in net assets
               resulting from operations ........       35,138,288         (78,823,999)        61,844,037        (171,758,846)
                                                      ------------        ------------       ------------       -------------
   Distributions to shareholders from:
      Net investment income:
         Class A ................................       (2,433,184)         (9,093,615)        (3,524,640)        (14,241,980)
         Class B ................................          (28,698)           (175,167)           (36,381)           (248,537)
         Class C ................................         (784,404)         (3,810,306)          (645,961)         (3,721,764)
         Class R ................................         (246,810)           (869,315)          (329,729)         (1,250,162)
         Advisor Class ..........................          (49,787)           (134,845)          (118,494)           (346,065)
      Net realized gains:
         Class A ................................       (2,322,350)         (5,215,326)        (4,752,076)        (14,041,188)
         Class B ................................          (51,084)           (122,096)          (100,628)           (327,683)
         Class C ................................       (1,316,425)         (2,743,261)        (1,746,438)         (4,781,082)
         Class R ................................         (279,848)           (541,689)          (529,097)         (1,274,713)
         Advisor Class ..........................          (40,108)            (67,963)          (135,386)           (281,923)
                                                      ------------        ------------       ------------       -------------
      Total distributions to shareholders .......       (7,552,698)        (22,773,583)       (11,918,830)        (40,515,097)
                                                      ------------        ------------       ------------       -------------
      Capital share transactions: (Note 2)
         Class A ................................       38,350,677          92,679,878         54,778,269         128,035,233
         Class B ................................         (117,411)          2,232,512            250,757           2,045,174
         Class C ................................       26,103,850          73,404,375         28,606,480          52,799,515
         Class R ................................        9,088,832          10,284,248         12,306,215          20,814,658
         Advisor Class ..........................        1,185,749           1,455,357          3,918,781           4,642,852
                                                      ------------        ------------       ------------       -------------
      Total capital share transactions ..........       74,611,697         180,056,370         99,860,502         208,337,432
                                                      ------------        ------------       ------------       -------------
      Redemption fees ...........................               --              12,809                 --               4,916
                                                      ------------        ------------       ------------       -------------
            Net increase (decrease) in
               net assets .......................      102,197,287          78,471,597        149,785,709          (3,931,595)
Net assets:
   Beginning of period ..........................      476,464,450         397,992,853        710,327,456         714,259,051
                                                      ------------        ------------       ------------       -------------
   End of period ................................     $578,661,737        $476,464,450       $860,113,165       $ 710,327,456
                                                      ============        ============       ============       =============
Undistributed net investment income
   included in net assets:
   End of period ................................     $     17,796        $    427,455       $    116,724       $     929,902
                                                      ============        ============       ============       =============

   The accompanying notes are an integral part of these financial statements.


                             50 | Semiannual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                                FRANKLIN TEMPLETON
                                                                                                GROWTH TARGET FUND
                                                                                       ------------------------------------
                                                                                       SIX MONTHS ENDED
                                                                                         JUNE 30, 2009        YEAR ENDED
                                                                                         (UNAUDITED)      DECEMBER 31, 2008
                                                                                       ----------------   -----------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ........................................................     $    345,457       $   6,496,173
      Net realized gain (loss) from Underlying Funds ...............................      (20,361,904)            177,061
      Net change in unrealized appreciation (depreciation) on investments in
         Underlying Funds ..........................................................       62,191,640        (197,001,270)
                                                                                         ------------       -------------
            Net increase (decrease) in net assets resulting from operations ........       42,175,193        (190,328,036)
                                                                                         ------------       -------------
   Distributions to shareholders from:
      Net investment income and short term gains received from Underlying Funds:
         Class A ...................................................................         (618,213)         (5,761,341)
         Class B ...................................................................          (15,800)            (72,932)
         Class C ...................................................................         (237,411)         (1,258,031)
         Class R ...................................................................          (87,222)           (646,134)
         Advisor Class .............................................................          (26,626)           (257,043)
      Net realized gains:
         Class A ...................................................................         (133,986)        (16,500,974)
         Class B ...................................................................           (2,919)           (368,168)
         Class C ...................................................................          (51,632)         (6,340,529)
         Class R ...................................................................          (18,683)         (1,770,767)
         Advisor Class .............................................................           (5,671)           (434,667)
                                                                                         ------------       -------------
      Total distributions to shareholders ..........................................       (1,198,163)        (33,410,586)
                                                                                         ------------       -------------
      Capital share transactions: (Note 2)
         Class A ...................................................................        9,450,932          34,252,033
         Class B ...................................................................           27,285           1,172,839
         Class C ...................................................................        4,953,513          16,176,377
         Class R ...................................................................        4,835,314          14,662,480
         Advisor Class .............................................................        1,345,217           4,892,287
                                                                                         ------------       -------------
      Total capital share transactions .............................................       20,612,261          71,156,016
                                                                                         ------------       -------------
      Redemption fees ..............................................................               --               2,223
                                                                                         ------------       -------------
            Net increase (decrease) in net assets ..................................       61,589,291        (152,580,383)
Net assets:
   Beginning of period .............................................................      442,293,219         594,873,602
                                                                                         ------------       -------------
   End of period ...................................................................     $503,882,510       $ 442,293,219
                                                                                         ============       =============
Undistributed net investment income included in net assets:
   End of period ...................................................................     $    341,576       $     981,391
                                                                                         ============       =============

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 51

Franklin Templeton Fund Allocator Series

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of ten separate funds, three of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds). The Funds offer five classes of shares: Class A, Class B, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

B. INCOME TAXES

No provision has been made for U.S. income taxes because it is each fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Funds have reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2009, and have determined that no provision for income tax is required in the Funds' financial statements.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.


                             52 | Semiannual Report

Franklin Templeton Fund Allocator Series

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. REDEMPTION FEES

A short term trading redemption fee was imposed, with some exceptions, on any fund shares that were redeemed or exchanged within seven calendar days following their purchase date. The redemption fee was 2% of the amount redeemed. Such fees were retained by the Funds and accounted for as an addition to paid-in capital. Effective September 1, 2008, the redemption fee was eliminated.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.


                             Semiannual Report | 53

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:

                                             FRANKLIN TEMPLETON            FRANKLIN TEMPLETON
                                          CONSERVATIVE TARGET FUND        MODERATE TARGET FUND
                                         --------------------------   ----------------------------
                                           SHARES         AMOUNT         SHARES         AMOUNT
                                         ----------   -------------   -----------   --------------
CLASS A SHARES:
Six Months ended June 30, 2009
   Shares sold .......................    7,616,038   $  83,774,832    11,150,693   $ 119,436,647
   Shares issued in reinvestment of
      distributions ..................      382,475       4,299,469       714,194       7,912,329
   Shares redeemed ...................   (4,572,929)    (49,723,624)   (6,916,603)    (72,570,707)
                                         ----------   -------------   -----------   -------------
   Net increase (decrease) ...........    3,425,584   $  38,350,677     4,948,284   $  54,778,269
                                         ==========   =============   ===========   =============
Year ended December 31, 2008
   Shares sold .......................   15,568,306   $ 190,953,863    19,698,628   $ 242,960,356
   Shares issued in reinvestment of
      distributions ..................    1,088,389      13,016,234     2,242,119      27,400,727
   Shares redeemed ...................   (9,272,012)   (111,290,219)  (11,533,860)   (142,325,850)
                                         ----------   -------------   -----------   -------------
   Net increase (decrease) ...........    7,384,683   $  92,679,878    10,406,887   $ 128,035,233
                                         ==========   =============   ===========   =============
CLASS B SHARES:
Six Months ended June 30, 2009
   Shares sold .......................      119,965   $   1,309,690       190,822   $   2,037,089
   Shares issued in reinvestment of
      distributions ..................        6,221          70,011        11,823         131,235
   Shares redeemed ...................     (139,766)     (1,497,112)     (181,951)     (1,917,567)
                                         ----------   -------------   -----------   -------------
   Net increase (decrease) ...........      (13,580)  $    (117,411)       20,694   $     250,757
                                         ==========   =============   ===========   =============
Year ended December 31, 2008
   Shares sold .......................      386,978   $   4,705,293       439,730   $   5,372,790
   Shares issued in reinvestment of
      distributions ..................       21,263         252,962        44,191         537,722
   Shares redeemed ...................     (231,042)     (2,725,743)     (313,835)     (3,865,338)
                                         ----------   -------------   -----------   -------------
   Net increase (decrease) ...........      177,199   $   2,232,512       170,086   $   2,045,174
                                         ==========   =============   ===========   =============
CLASS C SHARES:
Six Months ended June 30, 2009
   Shares sold .......................    4,561,696   $  48,985,075     4,723,925   $  49,784,743
   Shares issued in reinvestment of
      distributions ..................      163,652       1,821,073       199,125       2,178,428
   Shares redeemed ...................   (2,321,064)    (24,702,298)   (2,280,755)    (23,356,691)
                                         ----------   -------------   -----------   -------------
   Net increase (decrease) ...........    2,404,284   $  26,103,850     2,642,295   $  28,606,480
                                         ==========   =============   ===========   =============
Year ended December 31, 2008
   Shares sold .......................    9,143,048   $ 111,410,003     7,246,871   $  88,052,929
   Shares issued in reinvestment of
      distributions ..................      485,398       5,720,049       641,662       7,691,753
   Shares redeemed ...................   (3,708,346)    (43,725,677)   (3,579,060)    (42,945,167)
                                         ----------   -------------   -----------   -------------
   Net increase (decrease) ...........    5,920,100   $  73,404,375     4,309,473   $  52,799,515
                                         ==========   =============   ===========   =============


                             54 | Semiannual Report

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                            FRANKLIN TEMPLETON          FRANKLIN TEMPLETON
                                         CONSERVATIVE TARGET FUND      MODERATE TARGET FUND
                                         ------------------------   -------------------------
                                           SHARES       AMOUNT        SHARES        AMOUNT
                                         ---------   ------------   ----------   ------------
CLASS R SHARES:
Six Months ended June 30, 2009
   Shares sold .......................   1,150,856   $12,546,663     1,827,383   $ 19,282,830
   Shares issued in reinvestment of
      distributions ..................      43,592       489,290        74,606        825,606
   Shares redeemed ...................    (363,750)   (3,947,121)     (740,406)    (7,802,221)
                                         ---------   -----------     ---------   ------------
   Net increase (decrease) ...........     830,698   $ 9,088,832     1,161,583   $ 12,306,215
                                         =========   ===========     =========   ============
Year ended December 31, 2008
   Shares sold .......................   1,459,923   $18,062,085     2,991,280   $ 37,361,989
   Shares issued in reinvestment of
      distributions ..................     113,747     1,356,174       202,851      2,464,649
   Shares redeemed ...................    (747,198)   (9,134,011)   (1,577,937)   (19,011,980)
                                         ---------   -----------     ---------   ------------
   Net increase (decrease) ...........     826,472   $10,284,248     1,616,194   $ 20,814,658
                                         =========   ===========     =========   ============
ADVISOR CLASS SHARES:
Six Months ended June 30, 2009
   Shares sold .......................     244,937   $ 2,663,537       470,786   $  5,051,600
   Shares issued in reinvestment of
      distributions ..................       7,999        89,667        22,791        252,357
   Shares redeemed ...................    (141,189)   (1,567,455)     (134,312)    (1,385,176)
                                         ---------   -----------     ---------   ------------
   Net increase (decrease) ...........     111,747   $ 1,185,749       359,265   $  3,918,781
                                         =========   ===========     =========   ============
Year ended December 31, 2008
   Shares sold .......................     257,955   $ 2,902,039       495,708   $  5,839,904
   Shares issued in reinvestment of
      distributions ..................      16,949       201,287        51,803        626,829
   Shares redeemed ...................    (140,537)   (1,647,969)     (146,513)    (1,823,881)
                                         ---------   -----------     ---------   ------------
   Net increase (decrease) ...........     134,367   $ 1,455,357       400,998   $  4,642,852
                                         =========   ===========     =========   ============

                                                           FRANKLIN TEMPLETON
                                                           GROWTH TARGET FUND
                                                       --------------------------
                                                         SHARES         AMOUNT
                                                       ----------   -------------
CLASS A SHARES:
Six Months ended June 30, 2009
   Shares sold .....................................    4,003,435   $  42,190,341
   Shares issued in reinvestment of distributions ..       70,900         725,419
   Shares redeemed .................................   (3,243,482)    (33,464,828)
                                                       ----------   -------------
   Net increase (decrease) .........................      830,853   $   9,450,932
                                                       ==========   =============
Year ended December 31, 2008
   Shares sold .....................................    8,614,981   $ 114,733,064
   Shares issued in reinvestment of distributions ..    1,667,657      21,595,931
   Shares redeemed .................................   (7,689,195)   (102,076,962)
                                                       ----------   -------------
   Net increase (decrease) .........................    2,593,443   $  34,252,033
                                                       ==========   =============


                             Semiannual Report | 55

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                           FRANKLIN TEMPLETON
                                                           GROWTH TARGET FUND
                                                       -------------------------
                                                         SHARES        AMOUNT
                                                       ----------   ------------
CLASS B SHARES:
Six Months ended June 30, 2009
   Shares sold .....................................       62,774   $    641,174
   Shares issued in reinvestment of distributions ..        1,796         18,038
   Shares redeemed .................................      (62,878)      (631,927)
                                                       ----------   ------------
   Net increase (decrease) .........................        1,692   $     27,285
                                                       ==========   ============
Year ended December 31, 2008
   Shares sold .....................................      169,541   $  2,246,202
   Shares issued in reinvestment of distributions ..       32,101        421,308
   Shares redeemed .................................     (116,215)    (1,494,671)
                                                       ----------   ------------
   Net increase (decrease) .........................       85,427   $  1,172,839
                                                       ==========   ============
CLASS C SHARES:
Six Months ended June 30, 2009
   Shares sold .....................................    1,527,627   $ 15,779,710
   Shares issued in reinvestment of distributions ..       26,225        263,504
   Shares redeemed .................................   (1,109,807)   (11,089,701)
                                                       ----------   ------------
   Net increase (decrease) .........................      444,045   $  4,953,513
                                                       ==========   ============
Year ended December 31, 2008
   Shares sold .....................................    3,113,955   $ 41,358,304
   Shares issued in reinvestment of distributions ..      526,370      6,908,111
   Shares redeemed .................................   (2,459,694)   (32,090,038)
                                                       ----------   ------------
   Net increase (decrease) .........................    1,180,631   $ 16,176,377
                                                       ==========   ============
CLASS R SHARES:
Six Months ended June 30, 2009
   Shares sold .....................................      889,278   $  9,177,924
   Shares issued in reinvestment of distributions ..       10,272        104,114
   Shares redeemed .................................     (431,589)    (4,446,724)
                                                       ----------   ------------
   Net increase (decrease) .........................      467,961   $  4,835,314
                                                       ==========   ============
Year ended December 31, 2008
   Shares sold .....................................    2,125,306   $ 28,652,652
   Shares issued in reinvestment of distributions ..      185,467      2,367,456
   Shares redeemed .................................   (1,186,756)   (16,357,628)
                                                       ----------   ------------
   Net increase (decrease) .........................    1,124,017   $ 14,662,480
                                                       ==========   ============
ADVISOR CLASS SHARES:
Six Months ended June 30, 2009
   Shares sold .....................................      285,023   $  2,963,189
   Shares issued in reinvestment of distributions ..        3,136         32,139
   Shares redeemed .................................     (160,119)    (1,650,111)
                                                       ----------   ------------
   Net increase (decrease) .........................      128,040   $  1,345,217
                                                       ==========   ============
Year ended December 31, 2008
   Shares sold .....................................      529,385   $  6,071,746
   Shares issued in reinvestment of distributions ..       55,379        690,032
   Shares redeemed .................................     (143,400)    (1,869,491)
                                                       ----------   ------------
   Net increase (decrease) .........................      441,364   $  4,892,287
                                                       ==========   ============


                             56 | Semiannual Report

Franklin Templeton Fund Allocator Series

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors/trustees of certain of the Underlying Funds and of the following subsidiaries:

SUBSIDIARY                                                      AFFILIATION
----------                                                      -----------
Franklin Advisers, Inc. (Advisers)                              Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent

A. ASSET ALLOCATION FEES

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the designated Underlying Funds.

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Funds' Class B, C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A .......   0.25%
Class B .......   1.00%
Class C .......   1.00%
Class R .......   0.50%


                             Semiannual Report | 57

Franklin Templeton Fund Allocator Series

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:

                                                                   FRANKLIN       FRANKLIN       FRANKLIN
                                                                   TEMPLETON      TEMPLETON     TEMPLETON
                                                                 CONSERVATIVE     MODERATE        GROWTH
                                                                  TARGET FUND    TARGET FUND   TARGET FUND
                                                                 ------------   ------------   -----------
Sales charges retained net of commissions paid to unaffiliated
   broker/dealers ............................................     $183,729       $316,045      $112,086
Contingent deferred sales charges retained ...................     $ 16,917       $ 20,322      $  8,351

E. TRANSFER AGENT FEES

For the period ended June 30, 2009, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

                                                                   FRANKLIN        FRANKLIN      FRANKLIN
                                                                   TEMPLETON      TEMPLETON     TEMPLETON
                                                                 CONSERVATIVE     MODERATE        GROWTH
                                                                  TARGET FUND    TARGET FUND   TARGET FUND
                                                                 ------------   ------------   -----------
Transfer agent fees ..........................................     $207,505        $347,804      $323,313

F. SPECIAL SERVICING AGREEMENT

Effective May 1, 2009, the Funds entered into a Special Servicing Agreement with the Underlying Funds and certain service providers of the Funds and of the Underlying Funds, pursuant to which each Underlying Fund pays a portion of the Funds' eligible expenses, which include transfer agency and shareholder servicing costs, to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Underlying Fund from the investment in the Underlying Fund by the Funds.

G. WAIVER AND EXPENSE REIMBURSEMENTS

Advisers has agreed in advance to waive all or a portion of its respective fees and to assume payment of other expenses through April 30, 2010. Total expenses waived or paid are not subject to reimbursement by the Funds subsequent to the Funds' fiscal year end. After April 30, 2010, Advisers may discontinue this waiver at any time upon notice to the Funds' Board of Trustees.


                             58 | Semiannual Report

Franklin Templeton Fund Allocator Series

4. INCOME TAXES

At June 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                                   FRANKLIN        FRANKLIN      FRANKLIN
                                                                   TEMPLETON      TEMPLETON      TEMPLETON
                                                                 CONSERVATIVE     MODERATE        GROWTH
                                                                  TARGET FUND    TARGET FUND    TARGET FUND
                                                                 ------------   ------------   ------------
Cost of investments ..........................................   $600,155,081   $896,233,025   $553,309,862
                                                                 ============   ============   ============
Unrealized appreciation ......................................   $ 17,474,180   $ 35,977,295   $ 25,049,957
Unrealized depreciation ......................................    (38,520,057)   (71,096,786)   (72,996,448)
                                                                 ------------   ------------   ------------
Net unrealized appreciation (depreciation) ...................   $(21,045,877)  $(35,119,491)  $(47,946,491)
                                                                 ============   ============   ============

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of short term capital gains distributions from Underlying Funds.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and short term capital gains distributions from Underlying Funds.

5. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds (excluding short term securities) for the period ended June 30, 2009, were as follows:

                                                                   FRANKLIN        FRANKLIN      FRANKLIN
                                                                   TEMPLETON      TEMPLETON      TEMPLETON
                                                                 CONSERVATIVE     MODERATE        GROWTH
                                                                  TARGET FUND    TARGET FUND    TARGET FUND
                                                                 ------------   ------------   ------------
Purchases ....................................................    $83,679,777   $142,981,641    $62,415,741
Sales ........................................................    $31,497,037   $ 53,583,676    $45,435,122

6. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Advisers or an affiliate of Advisers. The Funds do not invest in the Underlying Funds for the purpose of exercising management or control. At June 30, 2009, the Funds held the following positions which exceed 5% of the Underlying Funds' shares outstanding:

NAME OF ISSUER                                   % OF SHARES HELD
--------------                                   ----------------
FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND
Franklin Global Real Estate Fund .............         8.55%
Franklin Growth Opportunities Fund ...........         7.33%
FRANKLIN TEMPLETON MODERATE TARGET FUND
Franklin Global Real Estate Fund .............        19.49%
Franklin Growth Opportunities Fund ...........        15.94%
Franklin Small Cap Growth Fund ...............         7.54%


                             Semiannual Report | 59

Franklin Templeton Fund Allocator Series

6. INVESTMENTS IN UNDERLYING FUNDS (CONTINUED)

NAME OF ISSUER                                   % OF SHARES HELD
--------------                                   ----------------
FRANKLIN TEMPLETON GROWTH TARGET FUND
Franklin Global Real Estate Fund .............        14.96%
Franklin Growth Opportunities Fund ...........        12.79%
Franklin Small Cap Growth Fund ...............         6.29%

The Funds may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Funds' investment in the Sweep Money Fund, asset allocation fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

7. CREDIT FACILITY

Effective January 23, 2009, the Funds, together with other U.S. registered and foreign investment funds managed by Franklin Templeton Investments (individually, "Borrower"; collectively "Borrowers"), entered into a joint syndicated senior unsecured credit facility totaling $725 million (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee based upon the unused portion of the Global Credit Facility. During the period, the Funds incurred commitment fees of their pro rata portion of the Global Credit Facility, which is reflected in other expenses on the Statements of Operations. During the period ended June 30, 2009, the Funds did not utilize the Global Credit Facility.

The commitment fees the Funds incurred for the period were as follows:

                                                                   FRANKLIN       FRANKLIN       FRANKLIN
                                                                   TEMPLETON      TEMPLETON      TEMPLETON
                                                                 CONSERVATIVE     MODERATE        GROWTH
                                                                  TARGET FUND    TARGET FUND    TARGET FUND
                                                                 ------------   ------------   -----------
Commitment fees ..............................................       $525           $779           $488


                             60 | Semiannual Report

Franklin Templeton Fund Allocator Series

8. FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157) establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At June 30, 2009, all the Funds' investments in securities carried at fair value were in Level 1 inputs. For detailed industry descriptions, see the accompanying Statements of Investments.

9. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 18, 2009 and determined that no events have occurred that require disclosure.


                             Semiannual Report | 61

Franklin Templeton Fund Allocator Series

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held February 24, 2009, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate funds comprising Franklin Templeton Fund Allocator Series (Fund(s)). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis report prepared by management. The Lipper reports compared each Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged each Fund. Such material also discussed some of the actions taken by management in coping with problems arising out of the past year's financial upheaval.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other


                             62 | Semiannual Report

Franklin Templeton Fund Allocator Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Among other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of each Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person's fund management area so as to be aligned with the interests of Fund shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties, and the continuous enhancements to and high industry ranking given the Franklin Templeton website. Particular attention was given to the overall performance and actions taken by the Manager and its affiliates in response to problems arising out of the market turmoil and financial crisis experienced during the past year. In this respect, the Board noted that management's independent credit analysis and diligent risk management procedures had minimized exposure of funds within the Franklin Templeton complex to subprime mortgages and that its continuous monitoring of counterparty credit risk had limited fund exposure to firms experiencing financial difficulties like Bear Stearns and AIG. The same type of conservative approach and attention to risk had also prevented any structured investment products or other volatile instruments being held in the portfolios of any of the money market funds within the Franklin Templeton complex, including the sweep money fund utilized by many of the funds as part of their cash management. The Board also took into account, among other things, management's efforts in establishing a $725 million global credit facility for the benefit of the funds and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager's parent company and its commitment to the mutual fund business. The Board also noted that during the past year Franklin Templeton Investments, like many other fund managers, had announced a hiring freeze and implemented employee reductions, and the Board discussed with management the nature of such reductions and steps being taken to minimize any negative impact on the nature and quality of services being provided the funds.


                             Semiannual Report | 63

Franklin Templeton Fund Allocator Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper reports prepared for each individual Fund showed the investment performance of Class A shares, in comparison to a performance universe selected by Lipper. Comparative performance for each Fund was shown for the one-year period ended December 31, 2008, and for additional periods ended that date depending on when a particular Fund commenced operations. The following summarizes the performance results for each of the Funds and the Board's view of such performance.

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND - The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target allocation conservative funds as selected by Lipper. The Lipper report showed that the Fund's income return for the one-year period was in the middle quintile of its performance universe and on an annualized basis was also in the middle quintile of such universe for the previous three-, five- and 10-year periods. Consistent with the market sell-off that occurred in 2008, the Fund and a majority of the other funds within its performance universe experienced losses during the past year. On a comparative basis, however, the Lipper report showed the Fund's total return for the one-year period to be in the second-highest quintile of such performance universe, and for each of the previous three-, five- and 10-year periods on an annualized basis to be in the highest quintile of such performance universe. The Board noted such favorable comparative performance.

FRANKLIN TEMPLETON MODERATE TARGET FUND - The performance universe of this Fund consisted of the Fund and all retail and institutional mixed-asset target allocation moderate funds as selected by Lipper. The Lipper report showed the Fund's income return for the one-year period to be in the middle quintile of this universe and on an annualized basis for each of the previous three- and 10-year periods to be in the second-highest quintile of such universe, and in the middle quintile for the previous five-year period. Consistent with the market sell-off that occurred in 2008, the Fund and all other funds within its performance universe experienced losses during the past year. On a comparative basis, however, the Lipper report showed the Fund's total return for the one-year period to be in the second-highest quintile of such performance universe and in each of the previous three-, five- and 10-year periods on an annualized basis to be in the highest quintile of such performance universe. The Board noted such favorable comparative performance.

FRANKLIN TEMPLETON GROWTH TARGET FUND - The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target allocation growth funds as selected by Lipper. The Lipper report showed the Fund's income return for the one-year period, as well as the previous three- and 10-year periods on an annualized basis to be in the middle quintile of such universe, and to be in the second-lowest quintile of such universe for the previous five-year period on an annualized basis. Consistent with the market sell-off that occurred in 2008, the Fund and all


                             64 | Semiannual Report

Franklin Templeton Fund Allocator Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

other funds within its performance universe experienced losses during the past year. On a comparative basis, the Lipper report showed the Fund's total return for the one-year period to be in the second-lowest quintile of its performance universe, but to be in the highest or second-highest quin-tile of such universe during each of the previous three-, five- and 10-year periods on an annualized basis. The Board discussed with management the reasons for the Fund's total return performance during 2008, but was satisfied with its overall comparative performance.

COMPARATIVE EXPENSES. Consideration was given to the management fee and total expense ratios of each Fund compared with those of a group of retail front-end load fund of funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon historical information taken from each fund's most recent annual report and, as a result of the severe decline in mutual fund industry assets during the last quarter of 2008, is based on asset levels that are higher than the level currently existing for most funds. While recognizing the limitations inherent in Lipper's methodology and recognizing that current expense ratios may increase as assets decline, the Board believed that the independent analysis conducted by Lipper remained an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on each Fund's contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund including expenses of the underlying funds they invest in. The Board noted the Funds pay an asset allocation fee. The Lipper contractual investment management fee analysis includes the advisory and administrative fees directly charged to each of the Funds as being part of the contractual investment management fee, with the investment management fees charged underlying funds being included within actual total expenses. Contractual investment management fees and total expenses for comparative consistency are shown by Lipper for Fund Class A shares. The Lipper expense reports noted in the case of each Fund that expenses had been subsidized by management fee waivers and reimbursements. The Lipper report for Franklin Templeton Moderate Target Fund, Franklin Templeton Conservative Target Fund and Franklin Templeton Growth Target Fund showed in each case that the contractual fee rate and ratio of expenses charged directly to such Funds, along with their actual total expense ratios (including underlying fund expenses), were in the most expensive or second most expensive quintiles of their respective Lipper expense groups. The actual total expense ratios of Franklin Templeton Moderate Target Fund, Franklin Templeton Conservative Target Fund and Franklin Templeton Growth Target Fund, however, were within 14 basis points, nine basis points and 13 basis points, respectively, of the median actual total expense ratios for their particular Lipper expense groups. The Board believed the expenses of each Fund were acceptable, taking into account the fee waiver expense reimbursements applicable to each of them.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services


                             Semiannual Report | 65

Franklin Templeton Fund Allocator Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

to each of the individual funds during the 12-month period ended September 30, 2008, being the most recent fiscal year end for Franklin Resources, Inc., the Manager's parent. During such period, the assets of the Franklin Templeton U.S. fund business were significantly higher than currently existing, and to such extent the profitability analysis does not reflect current fund operations. While taking this into account in assessing the significance of the Fund profitability analysis, the Board recognized such analysis was made at a given point in time and that the decline in assets and effect on profitability would be reflected in the profitability analysis covering Franklin Resources' 2009 fiscal year period. In reviewing the analysis, attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager's own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that the Funds' independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Funds' Board solely for their purposes and use in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity that financed up-front commissions paid to brokers/dealers who sold fund Class B shares prior to February 2005 when the offering of such shares was discontinued, as well as potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Managers as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Managers realizing a larger profit


                             66 | Semiannual Report

Franklin Templeton Fund Allocator Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The management fees charged all the underlying funds in which the Funds may invest provide for such management fee breakpoints. Consequently, to the extent economies of scale may be realized by the investment managers of these funds, the benefits are shared with each Fund and its shareholders through a reduction in actual total expense ratios.

PROXY VOTING POLICIES AND PROCEDURES

The Trust's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.


                             Semiannual Report | 67

                       This page intentionally left blank.

Franklin Templeton Funds

LITERATURE REQUEST. TO RECEIVE A PROSPECTUS, PLEASE CALL US AT (800) DIAL BEN/(800) 342-5236 OR VISIT franklintempleton.com. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

VALUE
Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(1)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Quest Fund
Mutual Recovery Fund(2)
Mutual Shares Fund

BLEND
Franklin Focused Core Equity Fund
Franklin Large Cap Equity Fund
Franklin Rising Dividends Fund

GROWTH
Franklin Flex Cap Growth Fund
Franklin Growth Fund
Franklin Growth Opportunities Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Real Estate Fund
Franklin Gold & Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Mutual Financial Services Fund

GLOBAL
Mutual Global Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

INTERNATIONAL
Franklin India Growth Fund
Franklin International Growth Fund
Franklin International Small Cap Growth Fund
Mutual European Fund
Mutual International Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Frontier Markets Fund

HYBRID
Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Templeton Income Fund

ASSET ALLOCATION
Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

FIXED INCOME
Franklin Adjustable U.S. Government Securities Fund(3)
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Limited Maturity U.S. Government Securities Fund(3)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(3)
Templeton Global Bond Fund
Templeton Global Total Return Fund
Templeton International Bond Fund

TAX-FREE INCOME(4)
NATIONAL
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(5)

LIMITED-/INTERMEDIATE-TERM
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC
Alabama
Arizona
California(6)
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(7)
Michigan(7)
Minnesota(7)
Missouri
New Jersey
New York(6)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance
Products Trust(8)

(1.) The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.

(2.) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(3.) An investment in the fund is neither insured nor guaranteed by the U.S.
     government or by any other entity or institution.

(4.) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(5.) The fund invests primarily in insured municipal securities.

(6.) These funds are available in four or more variations, including long-term portfolios, intermediate-term portfolios, portfolios of insured securities, a high-yield portfolio (CA only) and money market portfolios.

(7.) The Board of Trustees approved the elimination of the non-fundamental policy requiring the fund to invest at least 80% of net assets in insured municipal securities and the removal of the word "Insured" from the fund name. The changes became effective 2/17/09.

(8.) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

04/09                                          Not part of the semiannual report

(FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)   One Franklin Parkway
                                           San Mateo, CA 94403-1906

SIGN UP FOR EDELIVERY
Log onto franklintempleton.com and click "My Profile"

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN TEMPLETON
FUND ALLOCATOR SERIES

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
(800) DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FAS S2009 08/09







JUNE 30, 2009

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

Franklin Templeton
Corefolio Allocation Fund

Franklin Templeton
Founding Funds Allocation Fund

Franklin Templeton
Perspectives Allocation Fund

SIGN UP FOR EDELIVERY
Log onto franklintempleton.com
and click "My Profile"

                                    (GRAPHIC)

                                                                ASSET ALLOCATION

                               FRANKLIN TEMPLETON
                              FUND ALLOCATOR SERIES

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - TEMPLETON - MUTUAL SERIES

FRANKLIN TEMPLETON INVESTMENTS

GAIN FROM OUR PERSPECTIVE(R)

                        Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and
                        Mutual Series.

SPECIALIZED EXPERTISE   Each of our portfolio management groups operates
                        autonomously, relying on its own research and staying
                        true to the unique investment disciplines that underlie
                        its success.

                        FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                        TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                        MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION    Because our management groups work independently and
                        adhere to different investment approaches, Franklin,
                        Templeton and Mutual Series funds typically have
                        distinct portfolios. That's why our funds can be used to
                        build truly diversified allocation plans covering every
                        major asset class.

RELIABILITY YOU CAN     At Franklin Templeton Investments, we seek to
TRUST                   consistently provide investors with exceptional
                        risk-adjusted returns over the long term, as well as the
                        reliable, accurate and personal service that has helped
                        us become one of the most trusted names in financial
                        services.

MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

                                   (GRAPHIC)

Not part of the semiannual report

Contents

Shareholder Letter ........................................................    1
SEMIANNUAL REPORT
Economic and Market Overview ..............................................    3
Franklin Templeton Corefolio Allocation Fund ..............................    5
Franklin Templeton Founding Funds Allocation Fund .........................   12
Franklin Templeton Perspectives Allocation Fund ...........................   19
Financial Highlights and Statements of Investments ........................   26
Financial Statements ......................................................   43
Notes to Financial Statements .............................................   48
Shareholder Information ...................................................   58

Shareholder Letter

Dear Shareholder:

The six months ended June 30, 2009, offered some relief from the financial shocks of 2008. The U.S. economy, while still in a downturn, became marginally "less worse" as the recession seemed to loosen its grip. The federal stimulus package and interventions by the Federal Reserve appeared to gain some traction, and household spending began to stabilize. Many investors reentered the stock market, which started a rally in March that brought the major indexes off this cycle's lows. U.S. Treasury yields rose as investor risk aversion waned. Amid recent events, we think it is important to put short-term market developments in perspective. Keep in mind that we have navigated through past periods of high market volatility by remaining committed to our long-term perspective and disciplined investment philosophy. During such times, we search for bargains that we believe may be well positioned to become eventual winners. Although conditions remain challenging, our experience gives us ample reason to be optimistic about future market stabilization and recovery.

The enclosed semiannual report for Franklin Templeton Fund Allocator Series includes a discussion of market conditions and each Fund's performance during the period under review. You will also find performance data and financial information. Please remember that all securities markets fluctuate, as do mutual fund share prices.

If you would like more frequent updates, FRANKLINTEMPLETON.COM provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely articles, and find helpful financial planning tools. We hope you will take advantage of these online services.

              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE


                      Not part of the semiannual report | 1

Although market conditions are constantly changing, we remain committed to our disciplined strategy as we manage the Funds. As always, we recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance. We firmly believe that most people benefit from professional advice, and that advice is invaluable as investors navigate changing market environments.

We thank you for investing with Franklin Templeton, welcome your questions and remain focused on serving your investment needs.

Sincerely,


/s/ Charles B. Johnson

Charles B. Johnson
Chairman
Franklin Templeton Fund Allocator Series

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF JUNE 30, 2009. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


                      2 | Not part of the semiannual report

Semiannual Report

Economic and Market Overview

During the six-month period ended June 30, 2009, the U.S. economy and stock markets seemed to stabilize after signs appeared that the recession's severity had eased. Strains on the banking system and credit markets that surfaced in 2008 improved in 2009's first half with the help of federal aid and tighter regulations. Despite rising unemployment, near period-end home sales edged higher, the decline in manufacturing activity slowed and consumer confidence started to pick up. Economic growth as measured by gross domestic product (GDP) fell at annualized rates of 6.4% and an estimated 1.0% in the first and second quarters of 2009.

Although the price of oil rose from $44 per barrel at the beginning of the period to $70 by period-end on speculation that the downturn was abating, it was still off more than 50% from its July 2008 record high.(1) June's inflation rate, as measured by the Consumer Price Index, was an annualized -1.4%, representing the steepest yearly decline in the cost of living in nearly six decades.(2) Core inflation, which excludes food and energy costs, rose at a 1.7% annualized rate, which was within the Federal Reserve Board's (Fed's) informal target range of 1.5%-2.0%.(2)

A deepening recession and decelerating inflation prompted Washington policy-makers to keep interest rates low and enact stimulus plans -- including income tax cuts, aid to ailing state governments and funding for transportation infrastructure, school construction and high-tech projects. During the period under review, the Fed kept the federal funds target rate in a range of 0% to 0.25% and said the "pace of economic contraction is slowing" but the financial system had not yet returned to normal.

Most U.S. stocks suffered major losses through early March as investors worried about an uncertain future. Stocks then recovered somewhat from 12-year lows as investors perceived many bargains among the bear market fallout and data indicated the economy's pace of contraction was moderating. By June, however, fresh investor concerns about the economy and stock valuations reemerged and dampened the rally's momentum. For the six months under review, the blue chip stocks of the Dow Jones Industrial Average had a total return of -2.01%, while the broader Standard & Poor's 500 Index (S&P 500)

(1.)  Source: New York Mercantile Exchange.

(2.)  Source: Bureau of Labor Statistics.


                              Semiannual Report | 3
posted a +3.16% total return and the technology-heavy NASDAQ Composite Index returned +16.99%.(3)

Global equities followed the same trend. At the beginning of the period, with investor sentiment depressed and risk aversion elevated, defensive, non-cyclical sectors like utilities, consumer staples and health care were market leaders. As data emerged suggesting a fledgling recovery in the financials sector and a moderating pace of global economic contraction, investors regained some risk appetite, rotating capital back into cyclical sectors such as financials, materials and consumer discretionary. Resurgent risk appetite also buoyed emerging markets stocks, which delivered their best three-month returns on record from March through May 2009. Emerging market optimism in turn supported higher commodity prices, which gained the most since the bubble in hard assets burst in the summer of 2008. Also supporting commodity prices was a weaker U.S. dollar. Although systemic risk aversion and the consensus belief that the U.S. could lead the global economy out of recession helped strengthen the dollar at the beginning of the period, investors soon began to worry about the currency's ongoing stability in the face of aggressive and unconventional monetary policy, and the greenback lost value relative to most currencies for the six-month period.

In the reporting period's final weeks, global equity markets moderated as investors appeared to contemplate the rally's merits and reassess their new positions. Although sentiment had improved and most seemed to believe the global economy had exited the worst stage of this recessionary cycle, indicators remained mixed and lacked the sustainable upward trajectory investors had hoped for. In Europe, policymakers committed to an easier monetary regime, but the eurozone's industrial production declined, capacity utilization continued to shrink, and price deflation was recorded for the first time since data began in 1997.(4) In China, a stimulative monetary campaign spurred lending and fueled an annualized money growth rate of 26%, a powerful measure against near-term economic headwinds but a potentially dangerous catalyst for longer-term inflation and asset bubble formation.(5)

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS AND OPINIONS AS OF JUNE 30, 2009. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.

(3.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.

(4.) Source: European Communities Eurostat.

(5.) Source: People's Bank of China.


                              4 | Semiannual Report

Franklin Templeton
Corefolio Allocation Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Corefolio Allocation Fund seeks capital appreciation through investments in a combination of Franklin Growth Fund, Mutual Shares Fund and Templeton Growth Fund.

ASSET ALLOCATION*
Franklin Templeton Corefolio Allocation Fund
Based on Total Net Assets as of 6/30/09

                                   (PIE CHART)

Domestic Equity...   75.0%
Foreign Equity....   25.0%

* The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

This semiannual report for Franklin Templeton Corefolio Allocation Fund covers the period ended June 30, 2009.

PERFORMANCE OVERVIEW

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

Franklin Templeton Corefolio Allocation Fund - Class A delivered a +6.33% cumulative total return for the six months under review. In comparison, the Fund's benchmarks, the Standard & Poor's 500 Index (S&P 500) and the Morgan Stanley Capital International (MSCI) World Index, posted total returns of +3.16% and +6.79%.(1) You can find other performance data in the Performance Summary beginning on page 7.

(1.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S SOI, WHICH BEGINS ON PAGE 31.


                              Semiannual Report | 5

INVESTMENT STRATEGY

The Fund invests its assets allocated approximately 50% in Franklin Growth Fund and approximately 25% each in Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund's allocations to maintain the predetermined weightings in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

PORTFOLIO REVIEW

The Fund's performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

During the period under review, Fund performance was driven most by Franklin Growth Fund - Advisor Class, which outperformed the S&P 500. Mutual Shares Fund
- Class Z also outperformed the S&P 500. However, Templeton Growth Fund - Advisor Class underperformed the MSCI World Index.

Thank you for your continued participation in Franklin Templeton Corefolio Allocation Fund. We look forward to serving your future investment needs.

(PHOTO OF T. ANTHONY COFFEY)


/s/ T. Anthony Coffey

T. Anthony Coffey, CFA
Vice President of Franklin Advisers, Inc.
Franklin Templeton Corefolio Allocation Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2009, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                              6 | Semiannual Report

Performance Summary as of 6/30/09

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: FTCOX)                    CHANGE   6/30/09   12/31/08
-----------------------                    ------   -------   --------
Net Asset Value (NAV)                       $0.50     $8.96      $8.46
DISTRIBUTIONS (1/1/09-6/30/09)
Dividend Income                  $0.0354

CLASS B (SYMBOL: FBCOX)                    CHANGE   6/30/09   12/31/08
-----------------------                    ------   -------   --------
Net Asset Value (NAV)                       $0.46     $8.90      $8.44
DISTRIBUTIONS (1/1/09-6/30/09)
Dividend Income                  $0.0354

CLASS C (SYMBOL: FTCLX)                    CHANGE   6/30/09   12/31/08
-----------------------                    ------   -------   --------
Net Asset Value (NAV)                       $0.47     $8.87      $8.40
DISTRIBUTIONS (1/1/09-6/30/09)
Dividend Income                  $0.0354

CLASS R (SYMBOL: N/A)                      CHANGE   6/30/09   12/31/08
---------------------                      ------   -------   --------
Net Asset Value (NAV)                       $0.49     $8.95      $8.46
DISTRIBUTIONS (1/1/09-6/30/09)
Dividend Income                  $0.0354

ADVISOR CLASS (SYMBOL: N/A)                CHANGE   6/30/09   12/31/08
---------------------------                ------   -------   --------
Net Asset Value (NAV)                       $0.51     $8.98      $8.47
DISTRIBUTIONS (1/1/09-6/30/09)
Dividend Income                  $0.0354


                              Semiannual Report | 7

PERFORMANCE(1)

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES.

CLASS A                                 6-MONTH           1-YEAR   5-YEAR   INCEPTION (8/15/03)
-------                                 -------          -------   ------   -------------------
Cumulative Total Return(2)                +6.33%          -24.91%   -8.75%         +5.37%
Average Annual Total Return(3)            +0.17%          -29.22%   -2.97%         -0.12%
Value of $10,000 Investment(4)          $10,017          $ 7,078   $8,601         $9,932
   Total Annual Operating Expenses(5)
      Without Waiver                              1.34%
      With Waiver                                 1.12%

CLASS B                                 6-MONTH           1-YEAR   5-YEAR   INCEPTION (8/15/03)
-------                                 -------          -------   ------   -------------------
Cumulative Total Return(2)                +5.87%          -25.45%  -11.81%         +1.19%
Average Annual Total Return(3)            +1.87%          -28.41%   -2.83%         +0.05%
Value of $10,000 Investment(4)          $10,187          $ 7,159   $8,663        $10,030
   Total Annual Operating Expenses(5)
      Without Waiver                              2.04%
      With Waiver                                 1.82%

CLASS C                                 6-MONTH           1-YEAR   5-YEAR   INCEPTION (8/15/03)
-------                                 -------          -------   ------   -------------------
Cumulative Total Return(2)                +6.02%          -25.45%  -11.72%         +1.22%
Average Annual Total Return(3)            +5.02%          -26.19%   -2.46%         +0.21%
Value of $10,000 Investment(4)          $10,502          $ 7,381   $8,828        $10,122
   Total Annual Operating Expenses(5)
      Without Waiver                              2.04%
      With Waiver                                 1.82%

CLASS R                                 6-MONTH           1-YEAR   5-YEAR   INCEPTION (8/15/03)
-------                                 -------          -------   ------   -------------------
Cumulative Total Return(2)                +6.21%          -25.10%   -9.56%         +4.26%
Average Annual Total Return(3)            +6.21%          -25.10%   -1.99%         +0.71%
Value of $10,000 Investment(4)          $10,621          $ 7,490   $9,044        $10,426
   Total Annual Operating Expenses(5)
      Without Waiver                              1.54%
      With Waiver                                 1.32%

ADVISOR CLASS                           6-MONTH           1-YEAR   5-YEAR   INCEPTION (8/15/03)
-------------                           -------          -------   ------   -------------------
Cumulative Total Return(2)                +6.44%          -24.72%   -7.29%         +7.22%
Average Annual Total Return(3)            +6.44%          -24.72%   -1.50%         +1.19%
Value of $10,000 Investment(4)          $10,644           $7,528   $9,271        $10,722
   Total Annual Operating Expenses(5)
      Without Waiver                              1.04%
      With Waiver                                 0.82%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT franklintempleton.com OR CALL (800) 342-5236.

THE ADMINISTRATOR HAS CONTRACTUALLY AGREED TO WAIVE OR LIMIT ITS FEES AND TO ASSUME AS ITS OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND SO THAT COMMON EXPENSES (I.E., A COMBINATION OF FUND ADMINISTRATION FEES, AND OTHER EXPENSES, BUT EXCLUDING RULE 12B-1 FEES AND ACQUIRED FUND FEES AND EXPENSES) FOR EACH CLASS OF THE FUND DO NOT EXCEED 0.10% (OTHER THAN CERTAIN NON-ROUTINE EXPENSES OR COSTS, INCLUDING THOSE RELATING TO LITIGATION, INDEMNIFICATION, REORGANIZATIONS AND LIQUIDATIONS) UNTIL 4/30/10.


                              8 | Semiannual Report

ENDNOTES

BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS THAT MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THIS FUND OF FUNDS IS SUBJECT TO THESE SAME RISKS. STOCKS HISTORICALLY HAVE OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORT TERM. FOREIGN INVESTING CARRIES ADDITIONAL RISKS SUCH AS CURRENCY AND MARKET VOLATILITY, AND POLITICAL OR SOCIAL INSTABILITY. THESE AND OTHER RISKS, INCLUDING INVESTMENTS IN SPECIALIZED INDUSTRY SECTORS, SUCH AS THE TECHNOLOGY SECTOR, WHICH HAS BEEN AMONG THE MARKET'S MOST VOLATILE SECTORS, INVOLVES SPECIAL CONSIDERATIONS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.


(1.) If the administrator had not waived fees, the Fund's total returns would have been lower.

(2.) Cumulative total return represents the change in value of an investment over the periods indicated.

(3.) Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

(4.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(5.) Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.


                              Semiannual Report | 9

Your Fund's Expenses

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                             10 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                   BEGINNING         ENDING       EXPENSES PAID    EXPENSES PAID
                                 ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD*   DURING PERIOD**
                                     1/1/09          6/30/09     1/1/09-6/30/09    1/1/09-6/30/09
                                 -------------   -------------   --------------   ---------------
CLASS A
Actual                               $1,000         $1,063.30         $1.94            $5.99
Hypothetical
   (5% return before expenses)       $1,000         $1,022.91         $1.91            $5.86
CLASS B
Actual                               $1,000         $1,058.70         $5.61            $9.65
Hypothetical
   (5% return before expenses)       $1,000         $1,019.34         $5.51            $9.44
CLASS C
Actual                               $1,000         $1,060.20         $5.62            $9.65
Hypothetical
   (5% return before expenses)       $1,000         $1,019.34         $5.51            $9.44
CLASS R
Actual                               $1,000         $1,062.10         $3.12            $7.16
Hypothetical
   (5% return before expenses)       $1,000         $1,021.77         $3.06            $7.00
ADVISOR CLASS
Actual                               $1,000         $1,064.40         $0.61            $4.66
Hypothetical
   (5% return before expenses)       $1,000         $1,024.20         $0.60            $4.56

* Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.38%; B: 1.10%; C: 1.10%; R: 0.61%; and
     Advisor: 0.12%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. A portion of the Fund's expenses have been paid by the underlying funds in which the Fund invests.

** Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 1.17%; B: 1.89%; C: 1.89%; R: 1.40%; and
     Advisor: 0.91%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. A portion of the Fund's expenses have been paid by the underlying funds in which the Fund invests.


                             Semiannual Report | 11

Franklin Templeton
Founding Funds Allocation Fund

YOUR FUND'S GOALS AND MAIN INVESTMENTS: Franklin Templeton Founding Funds Allocation Fund's principal investment goal is capital appreciation, with a secondary goal of income. The Fund invests in an equally weighted combination of Franklin Income Fund, Mutual Shares Fund and Templeton Growth Fund.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

We are pleased to bring you Franklin Templeton Founding Funds Allocation Fund's semiannual report for the period ended June 30, 2009.

PERFORMANCE OVERVIEW

Franklin Templeton Founding Funds Allocation Fund - Class A delivered a +7.59% cumulative total return for the six months under review. The Fund's benchmarks, the Standard & Poor's 500 Index (S&P 500) and the Morgan Stanley Capital International (MSCI) World Index, posted total returns of +3.16% and +6.79%.(1) You can find other performance data in the Performance Summary beginning on page 14.

INVESTMENT STRATEGY

The Fund invests its assets in an equally weighted combination of Franklin Income Fund, Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund's allocations to maintain the predetermined equal weightings of approximately 331/3% of total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

(1.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 37.


                             12 | Semiannual Report

PORTFOLIO REVIEW

The Fund's performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

During the period under review, all three funds had positive total returns. Fund performance was boosted most by Franklin Income Fund - Advisor Class, which outperformed the S&P 500. Mutual Shares Fund - Class Z also outperformed the S&P
500. However, Templeton Growth Fund - Advisor Class underperformed the MSCI World Index.

Thank you for your continued participation in Franklin Templeton Founding Funds Allocation Fund. We look forward to serving your future investment needs.

(PHOTO OF T. ANTHONY COFFEY)


/s/ T. Anthony Coffey

T. Anthony Coffey, CFA
Vice President of Franklin Advisers, Inc.
Franklin Templeton Founding Funds Allocation Fund

ASSET ALLOCATION*

Franklin Templeton Founding
Funds Allocation Fund
Based on Total Net Assets as of 6/30/09

                              (PERFORMANCE GRAPH)

Domestic Hybrid                             33.3%
Foreign Equity                              33.3%
Domestic Equity                             33.2%
Short-Term Investments & Other Net Assets    0.2%

* The asset allocation is based on the SOI, which classifies each underlying fund into a broad asset class.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2009, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                             Semiannual Report | 13

Performance Summary as of 6/30/09

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: FFALX)                    CHANGE   6/30/09   12/31/08
-----------------------                    ------   -------   --------
Net Asset Value (NAV)                      +$0.39    $8.22      $7.83
DISTRIBUTIONS (1/1/09-6/30/09)
Dividend Income                  $0.2045

CLASS B (SYMBOL: FFABX)                    CHANGE   6/30/09   12/31/08
-----------------------                    ------   -------   --------
Net Asset Value (NAV)                      +$0.39    $8.23      $7.84
DISTRIBUTIONS (1/1/09-6/30/09)
Dividend Income                  $0.1753

CLASS C (SYMBOL: FFACX)                    CHANGE   6/30/09   12/31/08
-----------------------                    ------   -------   --------
Net Asset Value (NAV)                      +$0.38    $8.12      $7.74
DISTRIBUTIONS (1/1/09-6/30/09)
Dividend Income                  $0.1768

CLASS R (SYMBOL: FFARX)                    CHANGE   6/30/09   12/31/08
-----------------------                    ------   -------   --------
Net Asset Value (NAV)                      +$0.39    $8.23      $7.84
DISTRIBUTIONS (1/1/09-6/30/09)
Dividend Income                  $0.1936

ADVISOR CLASS (SYMBOL: FFAAX)              CHANGE   6/30/09   12/31/08
-----------------------------              ------   -------   --------
Net Asset Value (NAV)                      +$0.39    $8.26      $7.87
DISTRIBUTIONS (1/1/09-6/30/09)
Dividend Income                  $0.2149


                             14 | Semiannual Report

PERFORMANCE(1)

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES.

CLASS A                                 6-MONTH           1-YEAR   5-YEAR   INCEPTION (8/15/03)
-------                                 -------          -------   ------   -------------------
Cumulative Total Return(2)                +7.59%          -23.92%   -2.97%         +11.21%
Average Annual Total Return(3)            +1.38%          -28.30%   -1.76%          +0.80%
Value of $10,000 Investment(4)          $10,138          $ 7,170   $9,148         $10,482
   Total Annual Operating Expenses(5)
      Without Waiver                              1.21%
      With Waiver                                 1.07%

CLASS B                                 6-MONTH           1-YEAR   5-YEAR   INCEPTION (8/15/03)
-------                                 -------          -------   ------   -------------------
Cumulative Total Return(2)                +7.21%          -24.49%   -6.15%          +6.99%
Average Annual Total Return(3)            +3.21%          -27.35%   -1.57%          +1.02%
Value of $10,000 Investment(4)          $10,321          $ 7,265   $9,420         $10,617
   Total Annual Operating Expenses(5)
      Without Waiver                              1.91%
      With Waiver                                 1.77%

CLASS C                                 6-MONTH           1-YEAR   5-YEAR   INCEPTION (8/15/03)
-------                                 -------          -------   ------   -------------------
Cumulative Total Return(2)                +7.19%          -24.43%   -6.11%          +7.04%
Average Annual Total Return(3)            +6.19%          -25.14%   -1.25%          +1.16%
Value of $10,000 Investment(4)          $10,619          $ 7,486   $9,389         $10,704
   Total Annual Operating Expenses(5)
      Without Waiver                              1.91%
      With Waiver                                 1.77%

CLASS R                                 6-MONTH           1-YEAR   5-YEAR   INCEPTION (8/15/03)
-------                                 -------          -------   ------   -------------------
Cumulative Total Return(2)                +7.44%          -24.09%   -3.91%         +10.22%
Average Annual Total Return(3)            +7.44%          -24.09%   -0.79%          +1.67%
Value of $10,000 Investment(4)          $10,744          $ 7,591   $9,609         $11,022
   Total Annual Operating Expenses(5)
      Without Waiver                              1.41%
      With Waiver                                 1.27%

ADVISOR CLASS                           6-MONTH           1-YEAR   5-YEAR   INCEPTION (8/15/03)
-------------                           -------          -------   ------   -------------------
Cumulative Total Return(2)                +7.69%          -23.71%   -1.43%         +13.43%
Average Annual Total Return(3)            +7.69%          -23.71%   -0.29%          +2.17%
Value of $10,000 Investment(4)          $10,769          $ 7,629   $9,857         $11,343
   Total Annual Operating Expenses(5)
      Without Waiver                              0.91%
      With Waiver                                 0.77%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT franklintempleton.com OR CALL (800) 342-5236.

THE ADMINISTRATOR HAS CONTRACTUALLY AGREED TO WAIVE OR LIMIT ITS FEES AND TO ASSUME AS ITS OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND SO THAT COMMON EXPENSES (I.E., A COMBINATION OF FUND ADMINISTRATION FEES, AND OTHER EXPENSES, BUT EXCLUDING RULE 12B-1 FEES AND ACQUIRED FUND FEES AND EXPENSES) FOR EACH CLASS OF THE FUND DO NOT EXCEED 0.10% (OTHER THAN CERTAIN NON-ROUTINE EXPENSES OR COSTS, INCLUDING THOSE RELATING TO LITIGATION, INDEMNIFICATION, REORGANIZATIONS AND LIQUIDATIONS) UNTIL 4/30/10.


                             Semiannual Report | 15

ENDNOTES

BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS THAT MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THESE SAME RISKS. STOCKS HISTORICALLY HAVE OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORT TERM. BONDS ARE AFFECTED BY CHANGES IN INTEREST RATES AND THE CREDIT WORTHINESS OF THEIR ISSUERS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. HIGHER YIELDING, LOWER RATED CORPORATE BONDS ENTAIL A GREATER DEGREE OF CREDIT RISK COMPARED TO INVESTMENT-GRADE SECURITIES. FOREIGN INVESTING, ESPECIALLY IN DEVELOPING COUNTRIES, CARRIES ADDITIONAL RISKS SUCH AS CURRENCY AND MARKET VOLATILITY, AND POLITICAL OR SOCIAL INSTABILITY. VALUE SECURITIES MAY NOT INCREASE IN PRICE AS ANTICIPATED OR MAY DECLINE FURTHER IN VALUE. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

(1.) If the administrator had not waived fees, the Fund's total returns would have been lower.

(2.) Cumulative total return represents the change in value of an investment over the periods indicated.

(3.) Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

(4.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(5.) Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.


                             16 | Semiannual Report

Your Fund's Expenses

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                             Semiannual Report | 17

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                   BEGINNING         ENDING       EXPENSES PAID    EXPENSES PAID
                                 ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD*   DURING PERIOD**
                                     1/1/09         6/30/09      1/1/09-6/30/09   1/1/09-6/30/09
                                 -------------   -------------   --------------   ---------------
CLASS A
Actual                               $1,000        $1,075.90          $2.01            $5.76
Hypothetical
   (5% return before expenses)       $1,000        $1,022.86          $1.96            $5.61

CLASS B
Actual                               $1,000        $1,072.10          $5.81            $9.56
Hypothetical
   (5% return before expenses)       $1,000        $1,019.19          $5.66            $9.30

CLASS C
Actual                               $1,000        $1,071.90          $5.75            $9.50
Hypothetical
   (5% return before expenses)       $1,000        $1,019.24          $5.61            $9.25

CLASS R
Actual                               $1,000        $1,074.40          $3.24            $6.99
Hypothetical
   (5% return before expenses)       $1,000        $1,021.67          $3.16            $6.80

ADVISOR CLASS
Actual                               $1,000        $1,076.90          $0.67            $4.43
Hypothetical
   (5% return before expenses)       $1,000        $1,024.15          $0.65            $4.31

* Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.39%; B: 1.13%; C: 1.12%; R: 0.63%; and
     Advisor: 0.13%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. A portion of the Fund's expenses have been paid by the underlying funds in which the Fund invests.

** Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 1.12%; B: 1.86%; C: 1.85%; R: 1.36%; and
     Advisor: 0.86%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. A portion of the Fund's expenses have been paid by the underlying funds in which the Fund invests.


                             18 | Semiannual Report

Franklin Templeton
Perspectives Allocation Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Perspectives Allocation Fund seeks capital appreciation through investments in an equally weighted combination of Franklin Flex Cap Growth Fund, Mutual Shares Fund and Templeton Growth Fund.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

This semiannual report for Franklin Templeton Perspectives Allocation Fund covers the period ended June 30, 2009.

PERFORMANCE OVERVIEW

Franklin Templeton Perspectives Allocation Fund - Class A delivered a +6.15% cumulative total return for the six months under review. The Fund's benchmarks, the Standard & Poor's 500 Index (S&P 500) and the Morgan Stanley Capital International (MSCI) World Index, had total returns of +3.16% and +6.79%.(1) You can find other performance data in the Performance Summary beginning on page 21.

INVESTMENT STRATEGY

The Fund invests its assets in an equally weighted combination of Franklin Flex Cap Growth Fund, Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund's allocations to maintain the predetermined equal weightings of approximately 331/3% of total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

(1.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 42.


                             Semiannual Report | 19

ASSET ALLOCATION*

Franklin Templeton Perspectives Allocation Fund

Based on Total Net Assets as of 6/30/09

                               (PERFORMANCE GRAPH)

Domestic Equity                             66.3%
Foreign Equity                              33.2%
Short-Term Investments & Other Net Assets    0.5%

* The asset allocation is based on the SOI, which classifies each underlying fund into a broad asset class.

PORTFOLIO REVIEW

The Fund's performance can be attributed largely to maintaining a relatively static allocation among domestic and foreign equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

During the period under review, all three underlying funds had positive returns, but Fund performance was boosted most by Franklin Flex Cap Growth Fund - Advisor Class, which outperformed the S&P 500. Franklin Growth Fund -Advisor Class also outperformed the S&P 500. However, Templeton Growth Fund - Advisor Class underperformed the MSCI World Index.

Thank you for your continued participation in Franklin Templeton Perspectives Allocation Fund. We look forward to serving your future investment needs.

(PHOTO OF T. ANTHONY COFFEY)


/s/ T. Anthony Coffey

T. Anthony Coffey, CFA
Vice President of Franklin Advisers, Inc.
Franklin Templeton Perspectives Allocation Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2009, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                             20 | Semiannual Report

Performance Summary as of 6/30/09

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: FPAAX)                    CHANGE   6/30/09   12/31/08
-----------------------                    ------   -------   --------
Net Asset Value (NAV)                      +$0.45    $8.14      $7.69
DISTRIBUTIONS (1/1/09-6/30/09)
Dividend Income                  $0.0231

CLASS C (SYMBOL: FPCAX)                    CHANGE   6/30/09   12/31/08
-----------------------                    ------   -------   --------
Net Asset Value (NAV)                      +$0.43    $8.09      $7.66
DISTRIBUTIONS (1/1/09-6/30/09)
Dividend Income                  $0.0231

CLASS R (SYMBOL: N/A)                      CHANGE   6/30/09   12/31/08
---------------------                      ------   -------   --------
Net Asset Value (NAV)                      +$0.45    $8.15      $7.70
DISTRIBUTIONS (1/1/09-6/30/09)
Dividend Income                  $0.0231

ADVISOR CLASS (SYMBOL: N/A)                CHANGE   6/30/09   12/31/08
---------------------------                ------   -------   --------
Net Asset Value (NAV)                      +$0.46    $8.17      $7.71
DISTRIBUTIONS (1/1/09-6/30/09)
Dividend Income                  $0.0231


                             Semiannual Report | 21

PERFORMANCE(1)

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES.

CLASS A                                 6-MONTH           1-YEAR    3-YEAR   INCEPTION (8/2/04)
-------                                 -------          -------   -------   ------------------
Cumulative Total Return(2)                +6.15%          -26.08%   -24.07%         -3.80%
Average Annual Total Return(3)            +0.04%          -30.31%   -10.56%         -1.97%
Value of $10,000 Investment(4)          $10,004          $ 6,969   $ 7,154         $9,067
   Total Annual Operating Expenses(5)
      Without Waiver                              1.42%
      With Waiver                                 1.14%

CLASS C                                 6-MONTH           1-YEAR    3-YEAR   INCEPTION (8/2/04)
-------                                 -------          -------   -------   ------------------
Cumulative Total Return(2)                +5.92%          -26.53%   -25.56%         -6.82%
Average Annual Total Return(3)            +4.92%          -27.26%    -9.37%         -1.43%
Value of $10,000 Investment(4)          $10,492          $ 7,274   $ 7,444         $9,318
   Total Annual Operating Expenses(5)
      Without Waiver                              2.12%
      With Waiver                                 1.84%

CLASS R                                 6-MONTH           1-YEAR    3-YEAR   INCEPTION (8/2/04)
-------                                 -------          -------   -------   ------------------
Cumulative Total Return(2)                +6.14%          -26.20%   -24.48%         -4.55%
Average Annual Total Return(3)            +6.14%          -26.20%    -8.94%         -0.94%
Value of $10,000 Investment(4)          $10,614          $ 7,380   $ 7,552         $9,545
   Total Annual Operating Expenses(5)
      Without Waiver                              1.62%
      With Waiver                                 1.34%

ADVISOR CLASS                           6-MONTH           1-YEAR    3-YEAR   INCEPTION (8/2/04)
-------------                           -------          -------   -------   ------------------
Cumulative Total Return(2)                +6.27%          -25.88%   -23.30%         -2.24%
Average Annual Total Return(3)            +6.27%          -25.88%    -8.46%         -0.46%
Value of $10,000 Investment(4)          $10,627          $ 7,412   $ 7,670         $9,776
   Total Annual Operating Expenses(5)
      Without Waiver                              1.12%
      With Waiver                                 0.84%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT franklintempleton.com OR CALL (800) 342-5236.

THE ADMINISTRATOR HAS CONTRACTUALLY AGREED TO WAIVE OR LIMIT ITS FEES AND TO ASSUME AS ITS OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND SO THAT COMMON EXPENSES (I.E., A COMBINATION OF FUND ADMINISTRATION FEES, AND OTHER EXPENSES, BUT EXCLUDING RULE 12B-1 FEES AND ACQUIRED FUND FEES AND EXPENSES) FOR EACH CLASS OF THE FUND DO NOT EXCEED 0.10% (OTHER THAN CERTAIN NON-ROUTINE EXPENSES OR COSTS, INCLUDING THOSE RELATING TO LITIGATION, INDEMNIFICATION, REORGANIZATIONS AND LIQUIDATIONS) UNTIL 4/30/10.


                             22 | Semiannual Report

ENDNOTES

BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS THAT MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND IS SUBJECT TO THESE SAME RISKS. STOCKS HISTORICALLY HAVE OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORT TERM. FOREIGN INVESTING, ESPECIALLY IN DEVELOPING COUNTRIES, CARRIES ADDITIONAL RISKS SUCH AS CURRENCY AND MARKET VOLATILITY, AND POLITICAL OR SOCIAL INSTABILITY. THE PORTFOLIO MAY INCLUDE INVESTMENTS IN THE TECHNOLOGY SECTOR, WHICH HAS BEEN AMONG THE MOST VOLATILE IN THE MARKET. SMALLER OR RELATIVELY NEW OR UNSEASONED COMPANIES CAN BE PARTICULARLY SENSITIVE TO CHANGING ECONOMIC CONDITIONS, AND THEIR PROSPECTS FOR GROWTH ARE LESS CERTAIN THAN THOSE OF LARGER, MORE ESTABLISHED COMPANIES. VALUE SECURITIES MAY NOT INCREASE IN PRICE AS ANTICIPATED OR MAY DECLINE FURTHER IN VALUE. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.


(1.) If the administrator had not waived fees, the Fund's total returns would have been lower.

(2.) Cumulative total return represents the change in value of an investment over the periods indicated.

(3.) Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

(4.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(5.) Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.


                             Semiannual Report | 23

Your Fund's Expenses

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                             24 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                   BEGINNING        ENDING        EXPENSES PAID    EXPENSES PAID
                                 ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD*   DURING PERIOD**
                                     1/1/09         6/30/09      1/1/09-6/30/09    1/1/09-6/30/09
                                 -------------   -------------   --------------   ---------------
CLASS A
Actual                               $1,000        $1,061.50          $2.04            $6.13
Hypothetical
   (5% return before expenses)       $1,000        $1,022.81          $2.01            $6.01
CLASS C
Actual                               $1,000        $1,059.20          $5.72            $9.80
Hypothetical
   (5% return before expenses)       $1,000        $1,019.24          $5.61            $9.59
CLASS R
Actual                               $1,000        $1,061.40          $3.22            $7.31
Hypothetical
   (5% return before expenses)       $1,000        $1,021.67          $3.16            $7.15
ADVISOR CLASS
Actual                               $1,000        $1,062.70          $0.66            $4.76
Hypothetical
   (5% return before expenses)       $1,000        $1,024.15          $0.65            $4.66

* Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.40%; C: 1.12%; R: 0.63%; and Advisor:
     0.13%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. A portion of the Fund's expenses have been paid by the underlying funds in which the Fund invests.

** Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 1.20%; C: 1.92%; R: 1.43%; and Advisor:
     0.93%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. A portion of the Fund's expenses have been paid by the underlying funds in which the Fund invests.


                             Semiannual Report | 25

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                      SIX MONTHS ENDED                   YEAR ENDED DECEMBER 31,                    PERIOD ENDED
                                        JUNE 30, 2009   --------------------------------------------------------      JULY 31,
CLASS A                                  (UNAUDITED)      2008        2007        2006        2005       2004(a)       2004(b)
-------                               ----------------  --------    --------    --------    --------    --------    ------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of
   period ..........................     $   8.46       $  14.22    $  14.09    $  12.71    $  12.20    $  11.02     $  10.00
                                         --------       --------    --------    --------    --------    --------     --------
Income from investment
   operations(c):
Net investment income (loss)
   (d, e) ..........................        (0.01)          0.12        0.15        0.11        0.09        0.09         0.01
Net realized and unrealized gains
   (losses) ........................         0.55          (5.46)       0.57        1.81        0.71        1.21         1.07
                                         --------       --------    --------    --------    --------    --------     --------
Total from investment
   operations ......................         0.54          (5.34)       0.72        1.92        0.80        1.30         1.08
                                         --------       --------    --------    --------    --------    --------     --------
Less distributions from:
   Net investment income and
      short term gains received from
      Underlying Funds .............        (0.04)         (0.13)      (0.17)      (0.16)      (0.10)      (0.07)          --
   Net realized gains ..............           --          (0.29)      (0.42)      (0.38)      (0.19)      (0.05)          --
   Tax return of capital ...........           --             --          --          --          --          --        (0.06)
                                         --------       --------    --------    --------    --------    --------     --------
Total distributions ................        (0.04)         (0.42)      (0.59)      (0.54)      (0.29)      (0.12)       (0.06)
                                         --------       --------    --------    --------    --------    --------     --------
Redemption fees(f) .................           --             --(g)       --(g)       --(g)       --(g)       --(g)        --(g)
                                         --------       --------    --------    --------    --------    --------     --------
Net asset value, end of period .....     $   8.96       $   8.46    $  14.22    $  14.09    $  12.71    $  12.20     $  11.02
                                         ========       ========    ========    ========    ========    ========     ========
Total return(h) ....................         6.33%        (38.13)%      5.20%      15.25%       6.63%      11.77%       10.85%
RATIOS TO AVERAGE NET ASSETS(i)
Expenses before waiver and
   payments by affiliates(j) .......         0.62%          0.62%       0.64%       0.65%       0.66%       0.68%        0.74%
Expenses net of waiver and
   payments by affiliates(j) .......         0.38%          0.48%       0.50%       0.50%       0.58%       0.68%        0.47%
Net investment income (loss)(e) ....        (0.28)%         1.01%       0.99%       0.82%       0.72%       1.86%        0.14%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ..     $268,116       $278,539    $497,314    $458,460    $353,016    $238,564     $157,792
Portfolio turnover rate ............         0.39%          3.20%       1.72%       1.66%       2.49%       1.02%        0.62%

(a)  For the period August 1, 2004 to December 31, 2004.

(b)  For the period August 15, 2003 (commencement of operations) to July 31,
     2004.

(c) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d)  Based on average daily shares outstanding.


(e) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(f)  Effective September 1, 2008, the redemption fee was eliminated.

(g)  Amount rounds to less than $0.01 per share.

(h) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(i)  Ratios are annualized for periods less than one year.

(j) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.79% for the period ended June 30, 2009.

   The accompanying notes are an integral part of these financial statements.


                             26 | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                                                                                PERIOD
                                      SIX MONTHS ENDED                   YEAR ENDED DECEMBER 31,                 ENDED
                                        JUNE 30, 2009   ---------------------------------------------------    JULY 31,
CLASS B                                  (UNAUDITED)      2008       2007       2006       2005     2004(a)     2004(b)
-------                               ----------------  -------    -------    -------    -------    -------    --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of
   period ..........................      $  8.44       $ 14.12    $ 13.99    $ 12.62    $ 12.12    $ 10.95    $ 10.00
                                          -------       -------    -------    -------    -------    -------    -------
Income from investment
   operations(c):
Net investment income
   (loss)(d, e) ....................        (0.04)         0.03       0.05       0.01       0.01       0.06      (0.06)
Net realized and unrealized gains
   (losses) ........................         0.54         (5.38)      0.57       1.81       0.70       1.20       1.06
                                          -------       -------    -------    -------    -------    -------    -------
Total from investment operations ...         0.50         (5.35)      0.62       1.82       0.71       1.26       1.00
                                          -------       -------    -------    -------    -------    -------    -------
Less distributions from:
   Net investment income and
      short term gains received from
      Underlying Funds .............        (0.04)        (0.04)     (0.07)     (0.07)     (0.02)     (0.04)        --
   Net realized gains ..............           --         (0.29)     (0.42)     (0.38)     (0.19)     (0.05)        --
Tax return of capital ..............           --            --         --         --         --         --      (0.05)
                                          -------       -------    -------    -------    -------    -------    -------
Total distributions ................        (0.04)        (0.33)     (0.49)     (0.45)     (0.21)     (0.09)     (0.05)
                                          -------       -------    -------    -------    -------    -------    -------
Redemption fees(f) .................           --            --(g)      --(g)      --(g)      --(g)      --(g)      --(g)
                                          -------       -------    -------    -------    -------    -------    -------
Net asset value, end of period .....      $  8.90       $  8.44    $ 14.12    $ 13.99    $ 12.62    $ 12.12    $ 10.95
                                          =======       =======    =======    =======    =======    =======    =======
Total return(h) ....................         5.87%       (38.53)%     4.49%     14.55%      5.89%     11.50%     10.02%
RATIOS TO AVERAGE NET ASSETS(i)
Expenses before waiver and
   payments by affiliates(j) .......         1.34%         1.32%      1.31%      1.30%      1.31%      1.33%      1.39%
Expenses net of waiver and
   payments by affiliates(j) .......         1.10%         1.18%      1.16%      1.15%      1.23%      1.33%      1.12%
Net investment income (loss)(e) ....        (1.00)%        0.31%      0.32%      0.17%      0.07%      1.21%     (0.51)%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ..      $33,782       $35,616    $72,530    $76,408    $71,496    $66,562    $44,297
Portfolio turnover rate ............         0.39%         3.20%      1.72%      1.66%      2.49%      1.02%      0.62%

(a)  For the period August 1, 2004 to December 31, 2004.

(b)  For the period August 15, 2003 (commencement of operations) to July 31,
     2004.

(c) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d)  Based on average daily shares outstanding.

(e) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(f)  Effective September 1, 2008, the redemption fee was eliminated.

(g)  Amount rounds to less than $0.01 per share.

(h) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(i)  Ratios are annualized for periods less than one year.

(j) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.79% for the period ended June 30, 2009.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 27

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                                                                                   PERIOD
                                      SIX MONTHS ENDED                  YEAR ENDED DECEMBER 31,                     ENDED
                                        JUNE 30, 2009   ------------------------------------------------------    JULY 31,
CLASS C                                  (UNAUDITED)      2008       2007        2006        2005      2004(a)     2004(b)
-------                               ----------------  -------    --------    --------    --------    -------    --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of
   period ..........................      $  8.40       $ 14.08    $  13.96    $  12.61    $  12.11    $ 10.94    $ 10.00
                                          -------       -------    --------    --------    --------    -------    -------
Income from investment
   operations(c):
Net investment income
   (loss)(d, e) ....................        (0.04)         0.03        0.05        0.02        0.01       0.06      (0.05)
Net realized and unrealized gains
   (losses) ........................         0.55         (5.37)       0.57        1.79        0.71       1.20       1.04
                                          -------       -------    --------    --------    --------    -------    -------
Total from investment operations ...         0.51         (5.34)       0.62        1.81        0.72       1.26       0.99
                                          -------       -------    --------    --------    --------    -------    -------
Less distributions from:
   Net investment income and short
      term gains received from
      Underlying Funds .............        (0.04)        (0.05)      (0.08)      (0.08)      (0.03)     (0.04)        --
   Net realized gains ..............           --         (0.29)      (0.42)      (0.38)      (0.19)     (0.05)        --
   Tax return of capital ...........           --            --          --          --          --         --      (0.05)
                                          -------       -------    --------    --------    --------    -------    -------
Total distributions ................        (0.04)        (0.34)      (0.50)      (0.46)      (0.22)     (0.09)     (0.05)
                                          -------       -------    --------    --------    --------    -------    -------
Redemption fees(f) .................           --            --(g)       --(g)       --(g)       --(g)      --(g)      --(g)
                                          -------       -------    --------    --------    --------    -------    -------
Net asset value, end of period .....      $  8.87       $  8.40    $  14.08    $  13.96    $  12.61    $ 12.11    $ 10.94
                                          =======       =======    ========    ========    ========    =======    =======
Total return(h) ....................         6.02%       (38.58)%      4.50%      14.48%       6.02%     11.49%      9.93%
RATIOS TO AVERAGE NET ASSETS(i)
Expenses before waiver and
   payments by affiliates(j) .......         1.34%         1.31%       1.30%       1.29%       1.29%      1.33%      1.39%
Expenses net of waiver and
   payments by affiliates(j) .......         1.10%         1.17%       1.16%       1.14%       1.21%      1.33%      1.12%
Net investment income (loss)(e) ....        (1.00)%        0.32%       0.33%       0.18%       0.09%      1.21%     (0.51)%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ..      $94,994       $99,663    $181,951    $166,688    $132,459    $96,487    $73,272
Portfolio turnover rate ............         0.39%         3.20%       1.72%       1.66%       2.49%      1.02%      0.62%

(a)  For the period August 1, 2004 to December 31, 2004.

(b)  For the period August 15, 2003 (commencement of operations) to July 31,
     2004.

(c) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d)  Based on average daily shares outstanding.

(e) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(f)  Effective September 1, 2008, the redemption fee was eliminated.

(g)  Amount rounds to less than $0.01 per share.

(h) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(i)  Ratios are annualized for periods less than one year.

(j) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.79% for the period ended June 30, 2009.

   The accompanying notes are an integral part of these financial statements.


                             28 | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                                                                                 PERIOD
                                      SIX MONTHS ENDED                 YEAR ENDED DECEMBER 31,                    ENDED
                                        JUNE 30, 2009   ----------------------------------------------------    JULY 31,
CLASS R                                  (UNAUDITED)      2008       2007       2006       2005      2004(a)     2004(b)
-------                               ----------------  -------     ------     ------     ------     -------    --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of
   period ..........................       $ 8.46       $ 14.20     $14.07     $12.69     $12.18     $11.00     $10.00
                                           ------       -------     ------     ------     ------     ------     ------
Income from investment
   operations(c):
   Net investment income
      (loss)(d, e) .................        (0.02)         0.08       0.12       0.09       0.05       0.08      (0.02)
   Net realized and unrealized gains
      (losses) .....................         0.55         (5.43)      0.57       1.81       0.73       1.21       1.08
                                           ------       -------     ------     ------     ------     ------     ------
Total from investment operations ...         0.53         (5.35)      0.69       1.90       0.78       1.29       1.06
                                           ------       -------     ------     ------     ------     ------     ------
Less distributions from:
   Net investment income and short
      term gains received from
      Underlying Funds .............        (0.04)        (0.10)     (0.14)     (0.14)     (0.08)     (0.06)        --
   Net realized gains ..............           --         (0.29)     (0.42)     (0.38)     (0.19)     (0.05)        --
   Tax return of capital ...........           --            --         --         --         --         --      (0.06)
                                           ------       -------     ------     ------     ------     ------     ------
Total distributions ................        (0.04)        (0.39)     (0.56)     (0.52)     (0.27)     (0.11)     (0.06)
                                           ------       -------     ------     ------     ------     ------     ------
Redemption fees(f) .................           --            --(g)      --(g)      --(g)      --(g)      --(g)      --(g)
                                           ------       -------     ------     ------     ------     ------     ------
Net asset value, end of period .....       $ 8.95       $  8.46     $14.20     $14.07     $12.69     $12.18     $11.00
                                           ======       =======     ======     ======     ======     ======     ======
Total return(h) ....................         6.21%       (38.28)%     5.02%     15.10%      6.43%     11.73%     10.65%
RATIOS TO AVERAGE NET ASSETS(i)
Expenses before waiver and
   payments by affiliates(j) .......         0.85%         0.82%      0.81%      0.80%      0.81%      0.83%      0.89%
Expenses net of waiver and
   payments by affiliates(j) .......         0.61%         0.68%      0.66%      0.65%      0.73%      0.83%      0.62%
Net investment income (loss)(e) ....        (0.51)%        0.81%      0.82%      0.67%      0.57%      1.71%     (0.01)%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ..       $1,100       $ 1,182     $2,602     $2,534     $2,190     $1,944     $1,408
Portfolio turnover rate ............         0.39%         3.20%      1.72%      1.66%      2.49%      1.02%      0.62%

(a)  For the period August 1, 2004 to December 31, 2004.

(b)  For the period August 15, 2003 (commencement of operations) to July 31,
     2004.

(c) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d)  Based on average daily shares outstanding.

(e) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(f)  Effective September 1, 2008, the redemption fee was eliminated.

(g)  Amount rounds to less than $0.01 per share.

(h) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(i)  Ratios are annualized for periods less than one year.

(j) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.79% for the period ended June 30, 2009.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 29

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                                                                                 PERIOD
                                      SIX MONTHS ENDED                 YEAR ENDED DECEMBER 31,                    ENDED
                                        JUNE 30, 2009   ----------------------------------------------------    JULY 31,
ADVISOR CLASS                            (UNAUDITED)      2008       2007       2006       2005      2004(a)     2004(b)
-------------                         ----------------  -------     ------     ------     ------     -------    --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of
   period ..........................      $ 8.47        $ 14.25     $14.12     $12.73     $12.21     $11.02     $10.00
                                          ------        -------     ------     ------     ------     ------     ------
Income from investment operations(c):
   Net investment income
      (loss)(d, e) .................          --(f)        0.15       0.19       0.15       0.13       0.11       0.04
   Net realized and unrealized gains
      (losses) .....................        0.55          (5.47)      0.58       1.83       0.72       1.21       1.05
                                          ------        -------     ------     ------     ------     ------     ------
Total from investment operations ...        0.55          (5.32)      0.77       1.98       0.85       1.32       1.09
                                          ------        -------     ------     ------     ------     ------     ------
Less distributions from:
   Net investment income and short
      term gains received from
      Underlying Funds .............       (0.04)         (0.17)     (0.22)     (0.21)     (0.14)     (0.08)        --
   Net realized gains ..............          --          (0.29)     (0.42)     (0.38)     (0.19)     (0.05)        --
   Tax return of capital ...........          --             --         --         --         --         --      (0.07)
                                          ------        -------     ------     ------     ------     ------     ------
Total distributions ................       (0.04)         (0.46)     (0.64)     (0.59)     (0.33)     (0.13)     (0.07)
                                          ------        -------     ------     ------     ------     ------     ------
Redemption fees(g) .................          --             --(f)      --(f)      --(f)      --(f)      --(f)      --(f)
                                          ------        -------     ------     ------     ------     ------     ------
Net asset value, end of period .....      $ 8.98        $  8.47     $14.25     $14.12     $12.73     $12.21     $11.02
                                          ======        =======     ======     ======     ======     ======     ======
Total return(h) ....................        6.44%        (37.92)%     5.53%     15.65%      6.93%     12.09%     10.92%
RATIOS TO AVERAGE NET ASSETS(i)
Expenses before waiver and payments
   by affiliates(j) ................        0.36%          0.32%      0.31%      0.30%      0.31%      0.33%      0.39%
Expenses net of waiver and payments
   by affiliates(j) ................        0.12%          0.18%      0.16%      0.15%      0.23%      0.33%      0.12%
Net investment income (loss)(e) ....       (0.02)%         1.31%      1.32%      1.17%      1.07%      2.21%      0.49%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ..      $1,505        $ 1,654     $3,243     $3,073     $2,792     $2,097     $1,181
Portfolio turnover rate ............        0.39%          3.20%      1.72%      1.66%      2.49%      1.02%      0.62%

(a)  For the period August 1, 2004 to December 31, 2004.

(b)  For the period August 15, 2003 (commencement of operations) to July 31,
     2004.

(c) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d)  Based on average daily shares outstanding.

(e) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(f)  Amount rounds to less than $0.01 per share.

(g)  Effective September 1, 2008, the redemption fee was eliminated.

(h)  Total return is not annualized for periods less than one year.

(i)  Ratios are annualized for periods less than one year.

(j) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.79% for the period ended June 30, 2009.

   The accompanying notes are an integral part of these financial statements.


                             30 | Semiannual Report

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, JUNE 30, 2009 (UNAUDITED)

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND                                   SHARES        VALUE
--------------------------------------------                                 ---------   ------------
    INVESTMENTS IN UNDERLYING FUNDS(a)
    DOMESTIC EQUITY 75.0%
    Franklin Growth Fund, Advisor Class ..................................   6,422,281   $199,347,598
    Mutual Shares Fund, Class Z ..........................................   6,204,899    100,209,114
                                                                                         ------------
                                                                                          299,556,712
                                                                                         ------------
    FOREIGN EQUITY 25.0%
    Templeton Growth Fund Inc., Advisor Class ............................   7,293,591     99,849,260
                                                                                         ------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
       (COST $506,341,672) 100.0% ........................................                399,405,972
                                                                                         ------------
    SHORT TERM INVESTMENTS (COST $875,832) 0.2%
    MONEY MARKET FUNDS 0.2%
(b) Institutional Fiduciary Trust Money Market Portfolio, 0.00% ..........     875,832        875,832
                                                                                         ------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $507,217,504) 100.2% .....                400,281,804
    OTHER ASSETS, LESS LIABILITIES (0.2)% ................................                   (784,408)
                                                                                         ------------
    NET ASSETS 100.0% ....................................................               $399,497,396
                                                                                         ============

(a)  See Note 6 regarding investments in Underlying Funds.

(b)  The rate shown is the annualized seven-day yield at period end.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 31

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                       SIX MONTHS
                                         ENDED                                                                            PERIOD
                                        JUNE 30,                        YEAR ENDED DECEMBER 31,                            ENDED
                                          2009    -------------------------------------------------------------------    JULY 31,
CLASS A                               (UNAUDITED)    2008           2007          2006          2005         2004(a)      2004(b)
-------                               ----------- ----------    -----------    ----------    ----------    ----------    --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of
   period ..........................  $     7.83  $    13.50    $     13.98    $    12.50    $    12.28    $    11.21    $  10.00
                                      ----------  ----------    -----------    ----------    ----------    ----------    --------
Income from investment
   operations(c):
   Net investment income(d, e) .....        0.11        0.37           0.43          0.40          0.37          0.22        0.23
   Net realized and unrealized gains
      (losses) .....................        0.48       (5.38)            --(f)       1.99          0.40          1.14        1.07
                                      ----------  ----------    -----------    ----------    ----------    ----------    --------
Total from investment operations ...        0.59       (5.01)          0.43          2.39          0.77          1.36        1.30
                                      ----------  ----------    -----------    ----------    ----------    ----------    --------
Less distributions from:
   Net investment income and short
      term gains received from
      Underlying Funds .............       (0.20)      (0.38)         (0.44)        (0.44)        (0.30)        (0.23)      (0.09)
   Net realized gains ..............          --       (0.28)         (0.47)        (0.47)        (0.25)        (0.06)         --
                                      ----------  ----------    -----------    ----------    ----------    ----------    --------
Total distributions ................       (0.20)      (0.66)         (0.91)        (0.91)        (0.55)        (0.29)      (0.09)
                                      ----------  ----------    -----------    ----------    ----------    ----------    --------
Redemption fees(g) .................          --          --(f)          --(f)         --(f)         --(f)         --(f)       --(f)
                                      ----------  ----------    -----------    ----------    ----------    ----------    --------
Net asset value, end of period .....  $     8.22  $     7.83    $     13.50    $    13.98    $    12.50    $    12.28    $  11.21
                                      ==========  ==========    ===========    ==========    ==========    ==========    ========
Total return(h) ....................        7.59%     (37.66)%         3.12%        19.34%         6.31%        12.16%      13.00%
RATIOS TO AVERAGE NET ASSETS(i)
Expenses before waiver and payments
   by affiliates(j) ................        0.50%       0.54%          0.55%         0.57%         0.58%         0.60%       0.61%
Expenses net of waiver and payments
   by affiliates(j) ................        0.39%       0.48%          0.50%         0.50%         0.54%         0.60%       0.49%
Net investment income(e) ...........        2.82%       3.27%          2.99%         3.00%         2.98%         4.48%       2.16%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ..  $4,778,827  $5,015,566    $10,161,473    $7,288,143    $4,051,695    $1,640,876    $882,175
Portfolio turnover rate ............        1.58%       4.16%          0.73%         0.96%         0.74%         0.37%       0.71%

(a)  For the period August 1, 2004 to December 31, 2004.

(b)  For the period August 15, 2003 (commencement of operations) to July 31,
     2004.

(c) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d)  Based on average daily shares outstanding.

(e) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(f)  Amount rounds to less than $0.01 per share.

(g)  Effective September 1, 2008, the redemption fee was eliminated.

(h) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(i)  Ratios are annualized for periods less than one year.

(j) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.73% for the period ended June 30, 2009.

   The accompanying notes are an integral part of these financial statements.


                             32 | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                       SIX MONTHS
                                         ENDED                                                                 PERIOD
                                        JUNE 30,                        YEAR ENDED DECEMBER 31,                 ENDED
                                          2009    --------------------------------------------------------    JULY 31,
CLASS B                               (UNAUDITED)    2008       2007        2006        2005       2004(a)     2004(b)
-------                               ----------- --------    --------    --------    --------    --------    --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of
   period ..........................    $   7.84  $  13.45    $  13.93    $  12.46    $  12.23    $  11.16    $  10.00
                                        --------  --------    --------    --------    --------    --------    --------
Income from investment
   operations(c):
   Net investment income(d, e) .....        0.08      0.28        0.35        0.28        0.26        0.19        0.16
   Net realized and unrealized gains
      (losses) .....................        0.49     (5.32)      (0.02)       2.00        0.43        1.13        1.08
                                        --------  --------    --------    --------    --------    --------    --------
Total from investment operations ...        0.57     (5.04)       0.33        2.28        0.69        1.32        1.24
                                        --------  --------    --------    --------    --------    --------    --------
Less distributions from:
   Net investment income and short
      term gains received from
      Underlying Funds .............       (0.18)    (0.29)      (0.34)      (0.34)      (0.21)      (0.19)      (0.08)
   Net realized gains ..............          --     (0.28)      (0.47)      (0.47)      (0.25)      (0.06)         --
                                        --------  --------    --------    --------    --------    --------    --------
Total distributions ................       (0.18)    (0.57)      (0.81)      (0.81)      (0.46)      (0.25)      (0.08)
                                        --------  --------    --------    --------    --------    --------    --------
Redemption fees(f) .................          --        --(g)       --(g)       --(g)       --(g)       --(g)       --(g)
                                        --------  --------    --------    --------    --------    --------    --------
Net asset value, end of period .....    $   8.23  $   7.84    $  13.45    $  13.93    $  12.46    $  12.23    $  11.16
                                        ========  ========    ========    ========    ========    ========    ========
Total return(h) ....................        7.21%   (38.05)%      2.36%      18.53%       5.58%      11.90%      12.39%
RATIOS TO AVERAGE NET ASSETS(i)
Expenses before waiver and payments
   by affiliates(j) ................        1.24%     1.24%       1.22%       1.22%       1.23%       1.25%       1.26%
Expenses net of waiver and payments
   by affiliates(j) ................        1.13%     1.18%       1.17%       1.15%       1.19%       1.25%       1.14%
Net investment income(e) ...........        2.08%     2.57%       2.32%       2.35%       2.33%       3.83%       1.51%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ..    $322,590  $344,396    $722,716    $766,452    $688,590    $612,553    $357,282
Portfolio turnover rate ............        1.58%     4.16%       0.73%       0.96%       0.74%       0.37%       0.71%

(a)  For the period August 1, 2004 to December 31, 2004.

(b)  For the period August 15, 2003 (commencement of operations) to July 31,
     2004.

(c) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d)  Based on average daily shares outstanding.

(e) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(f)  Effective September 1, 2008, the redemption fee was eliminated.

(g)  Amount rounds to less than $0.01 per share.

(h) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(i)  Ratios are annualized for periods less than one year.

(j) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.73% for the period ended June 30, 2009.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 33

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                       SIX MONTHS
                                         ENDED                                                                         PERIOD
                                        JUNE 30,                       YEAR ENDED DECEMBER 31,                          ENDED
                                          2009    ----------------------------------------------------------------    JULY 31,
CLASS C                               (UNAUDITED)    2008          2007          2006          2005        2004(a)     2004(b)
-------                               ----------- ----------    ----------    ----------    ----------    --------    --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of
   period ..........................  $     7.74  $    13.29    $    13.78    $    12.36    $    12.23    $  11.16    $  10.00
                                      ----------  ----------    ----------    ----------    ----------    --------    --------
Income from investment
   operations(c):
   Net investment income(d, e) .....        0.08        0.28          0.29          0.31          0.29        0.19        0.17
   Net realized and unrealized gains
      (losses) .....................        0.48       (5.26)         0.05          1.95          0.39        1.13        1.07
                                      ----------  ----------    ----------    ----------    ----------    --------    --------
Total from investment operations ...        0.56       (4.98)         0.34          2.26          0.68        1.32        1.24
                                      ----------  ----------    ----------    ----------    ----------    --------    --------
Less distributions from:
   Net investment income and short
      term gains received from
      Underlying Funds .............       (0.18)      (0.29)        (0.36)        (0.37)        (0.30)      (0.19)      (0.08)
   Net realized gains ..............          --       (0.28)        (0.47)        (0.47)        (0.25)      (0.06)         --
                                      ----------  ----------    ----------    ----------    ----------    --------    --------
Total distributions ................       (0.18)      (0.57)        (0.83)        (0.84)        (0.55)      (0.25)      (0.08)
                                      ----------  ----------    ----------    ----------    ----------    --------    --------
Redemption fees(f) .................          --          --(g)         --(g)         --(g)         --(g)       --(g)       --(g)
                                      ----------  ----------    ----------    ----------    ----------    --------    --------
Net asset value, end of period .....  $     8.12  $     7.74    $    13.29    $    13.78    $    12.36    $  12.23    $  11.16
                                      ==========  ==========    ==========    ==========    ==========    ========    ========
Total return(h) ....................        7.19%     (38.04)%        2.47%        18.50%         5.63%      11.79%      12.40%
RATIOS TO AVERAGE NET ASSETS(i)
Expenses before waiver and payments
   by affiliates(j) ................        1.23%       1.21%         1.22%         1.22%         1.20%       1.25%       1.26%
Expenses net of waiver and payments
   by affiliates(j) ................        1.12%       1.15%         1.17%         1.15%         1.16%       1.25%       1.14%
Net investment income(e) ...........        2.09%       2.60%         2.32%         2.35%         2.36%       3.83%       1.51%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ..  $2,311,237  $2,491,516    $5,295,157    $3,692,307    $2,075,041    $927,786    $535,778
Portfolio turnover rate ............        1.58%       4.16%         0.73%         0.96%         0.74%       0.37%       0.71%

(a)  For the period August 1, 2004 to December 31, 2004.

(b)  For the period August 15, 2003 (commencement of operations) to July 31,
     2004.

(c) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d)  Based on average daily shares outstanding.

(e) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(f)  Effective September 1, 2008, the redemption fee was eliminated.

(g)  Amount rounds to less than $0.01 per share.

(h) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(i)  Ratios are annualized for periods less than one year.

(j) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.73% for the period ended June 30, 2009.

   The accompanying notes are an integral part of these financial statements.


                             34 | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                       SIX MONTHS
                                         ENDED                                                            PERIOD
                                        JUNE 30,                YEAR ENDED DECEMBER 31,                    ENDED
                                          2009    ---------------------------------------------------    JULY 31,
CLASS R                               (UNAUDITED)   2008       2007       2006       2005     2004(a)    2004(b)
-------                               ----------- -------    -------    -------    -------    -------    --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning of period    $  7.84   $ 13.50    $ 13.98    $ 12.50    $ 12.28    $ 11.22     $10.00
                                        -------   -------    -------    -------    -------    -------     ------
Income from investment
   operations(c):
   Net investment income(d, e) .....       0.10      0.35       0.42       0.37       0.33       0.22       0.20
   Net realized and unrealized
      gains (losses) ...............       0.48     (5.38)     (0.01)      1.99       0.42       1.13       1.11
                                        -------   -------    -------    -------    -------    -------     ------
Total from investment operations ...       0.58     (5.03)      0.41       2.36       0.75       1.35       1.31
                                        -------   -------    -------    -------    -------    -------     ------
Less distributions from:
   Net investment income and short
      term gains received from
      Underlying Funds .............      (0.19)    (0.35)     (0.42)     (0.41)     (0.28)     (0.23)     (0.09)
   Net realized gains ..............         --     (0.28)     (0.47)     (0.47)     (0.25)     (0.06)        --
                                        -------   -------    -------    -------    -------    -------     ------
Total distributions ................      (0.19)    (0.63)     (0.89)     (0.88)     (0.53)     (0.29)     (0.09)
                                        -------   -------    -------    -------    -------    -------     ------
Redemption fees(f) .................         --        --(g)      --(g)      --(g)      --(g)      --(g)      --(g)
                                        -------   -------    -------    -------    -------    -------     ------
Net asset value, end of period .....    $  8.23   $  7.84    $ 13.50    $ 13.98    $ 12.50    $ 12.28     $11.22
                                        =======   =======    =======    =======    =======    =======     ======
Total return(h) ....................       7.44%   (37.77)%     2.92%     19.15%      6.12%     12.02%     13.09%
RATIOS TO AVERAGE NET ASSETS(i)
Expenses before waiver and payments
   by affiliates(j) ................       0.74%     0.74%      0.72%      0.72%      0.73%      0.75%      0.76%
Expenses net of waiver and payments
   by affiliates(j) ................       0.63%     0.68%      0.67%      0.65%      0.69%      0.75%      0.64%
Net investment income(e) ...........       2.58%     3.07%      2.82%      2.85%      2.83%      4.33%      2.01%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ..    $11,752   $14,300    $29,028    $24,435    $17,247    $12,101     $5,225
Portfolio turnover rate ............       1.58%     4.16%      0.73%      0.96%      0.74%      0.37%      0.71%

(a)  For the period August 1, 2004 to December 31, 2004.

(b)  For the period August 15, 2003 (commencement of operations) to July 31,
     2004.

(c) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d)  Based on average daily shares outstanding.

(e) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(f)  Effective September 1, 2008, the redemption fee was eliminated.

(g)  Amount rounds to less than $0.01 per share.

(h) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(i)  Ratios are annualized for periods less than one year.

(j) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.73% for the period ended June 30, 2009.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 35

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                                                                                               PERIOD
                                      SIX MONTHS ENDED                YEAR ENDED DECEMBER 31,                   ENDED
                                        JUNE 30, 2009   ---------------------------------------------------   JULY 31,
ADVISOR CLASS                            (UNAUDITED)      2008       2007       2006       2005     2004(a)    2004(b)
-------------                         ----------------  -------    -------    -------    -------    -------   --------
PER SHARE OPERATING PERFORMANCE
   (for a share outstanding
      throughout the period)
Net asset value, beginning of
   period ..........................      $  7.87       $ 13.58    $ 14.05    $ 12.55    $ 12.32    $11.25    $10.00
                                          -------       -------    -------    -------    -------    ------    ------
Income from investment
   operations(c):
   Net investment income(d, e) .....         0.12          0.47       0.48       0.47       0.39      0.24      0.25
   Net realized and unrealized gains
      (losses) .....................         0.48         (5.49)      0.01       1.98       0.42      1.14      1.09
                                          -------       -------    -------    -------    -------    ------    ------
Total from investment operations ...         0.60         (5.02)      0.49       2.45       0.81      1.38      1.34
                                          -------       -------    -------    -------    -------    ------    ------
Less distributions from:
   Net investment income and short
      term gains received from
      Underlying Funds .............        (0.21)        (0.41)     (0.49)     (0.48)     (0.33)    (0.25)    (0.09)
   Net realized gains ..............           --         (0.28)     (0.47)     (0.47)     (0.25)    (0.06)       --
                                          -------       -------    -------    -------    -------    ------    ------
Total distributions ................        (0.21)        (0.69)     (0.96)     (0.95)     (0.58)    (0.31)    (0.09)
                                          -------       -------    -------    -------    -------    ------    ------
Redemption fees(f) .................           --            --(g)      --(g)      --(g)      --(g)     --(g)     --(g)
                                          -------       -------    -------    -------    -------    ------    ------
Net asset value, end of period .....      $  8.26       $  7.87    $ 13.58    $ 14.05    $ 12.55    $12.32    $11.25
                                          =======       =======    =======    =======    =======    ======    ======
Total return(h) ....................         7.69%       (37.44)%     3.48%     19.73%      6.63%    12.32%    13.46%
RATIOS TO AVERAGE NET ASSETS(i)
Expenses before waiver and payments
   by affiliates(j) ................         0.24%         0.24%      0.22%      0.22%      0.23%     0.25%     0.26%
Expenses net of waiver and payments
   by affiliates(j) ................         0.13%         0.18%      0.17%      0.15%      0.19%     0.25%     0.14%
Net investment income(e) ...........         3.08%         3.57%      3.32%      3.35%      3.33%     4.83%     2.51%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ..      $33,259       $35,445    $46,866    $25,124    $12,535    $7,792    $4,991
Portfolio turnover rate ............         1.58%         4.16%      0.73%      0.96%      0.74%     0.37%     0.71%

(a)  For the period August 1, 2004 to December 31, 2004.

(b)  For the period August 15, 2003 (commencement of operations) to July 31,
     2004.

(c) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(d)  Based on average daily shares outstanding.

(e) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(f)  Effective September 1, 2008, the redemption fee was eliminated.

(g)  Amount rounds to less than $0.01 per share.

(h)  Total return is not annualized for periods less than one year.

(i)  Ratios are annualized for periods less than one year.

(j) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.73% for the period ended June 30, 2009.

   The accompanying notes are an integral part of these financial statements.


                             36 | Semiannual Report

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, JUNE 30, 2009 (UNAUDITED)

    FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND                         SHARES           VALUE
    -------------------------------------------------                     -------------   --------------
    INVESTMENTS IN UNDERLYING FUNDS(a)
    DOMESTIC EQUITY 33.2%
    Mutual Shares Fund, Class Z .......................................     153,364,497   $2,476,836,630
                                                                                          --------------
    DOMESTIC HYBRID 33.3%
    Franklin Income Fund Inc., Advisor Class ..........................   1,387,152,948    2,483,003,778
                                                                                          --------------
    FOREIGN EQUITY 33.3%
    Templeton Growth Fund Inc., Advisor Class .........................     181,172,475    2,480,251,183
                                                                                          --------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
       (COST $10,951,822,005) 99.8% ...................................                    7,440,091,591
                                                                                          --------------
    SHORT TERM INVESTMENTS (COST $46,928,179) 0.6%
    MONEY MARKET FUNDS 0.6%
(b) Institutional Fiduciary Trust Money Market Portfolio, 0.00% .......      46,928,179       46,928,179
                                                                                          --------------
TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $10,998,750,184) 100.4% ...                    7,487,019,770
OTHER ASSETS, LESS LIABILITIES (0.4)% .................................                      (29,354,660)
                                                                                          --------------
NET ASSETS 100.0% .....................................................                   $7,457,665,110
                                                                                          ==============

(a)  See Note 6 regarding investments in Underlying Funds.

(b)  The rate shown is the annualized seven-day yield at period end.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 37

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

                                      SIX MONTHS ENDED                  YEAR ENDED DECEMBER 31,
                                        JUNE 30, 2009   -------------------------------------------------------
CLASS A                                  (UNAUDITED)      2008        2007        2006        2005      2004(a)
-------                               ----------------  --------    --------    --------    --------    -------
PER SHARE OPERATING PERFORMANCE
   (for a share outstanding
      throughout the period)
Net asset value, beginning of
   period ..........................     $   7.69       $  13.17    $  12.90    $  11.79    $  11.19    $ 10.00
                                         --------       --------    --------    --------    --------    -------
Income from investment
   operations(b):
   Net investment income
      (loss)(c, d) .................        (0.01)          0.10        0.15        0.17        0.16       0.17
   Net realized and unrealized gains
      (losses) .....................         0.48          (5.20)       0.71        1.55        0.73       1.12
                                         --------       --------    --------    --------    --------    -------
Total from investment operations ...         0.47          (5.10)       0.86        1.72        0.89       1.29
                                         --------       --------    --------    --------    --------    -------
Less distributions from:
   Net investment income and short
      term gains received from
      Underlying Funds .............        (0.02)         (0.12)      (0.16)      (0.19)      (0.13)     (0.07)
   Net realized gains ..............           --          (0.26)      (0.43)      (0.42)      (0.16)     (0.03)
                                         --------       --------    --------    --------    --------    -------
Total distributions ................        (0.02)         (0.38)      (0.59)      (0.61)      (0.29)     (0.10)
                                         --------       --------    --------    --------    --------    -------
Redemption fees(e) .................           --             --(f)       --(f)       --(f)       --(f)      --(f)
                                         --------       --------    --------    --------    --------    -------
Net asset value, end of period .....     $   8.14       $   7.69    $  13.17    $  12.90    $  11.79    $ 11.19
                                         ========       ========    ========    ========    ========    =======
Total return(g) ....................         6.15%        (39.29)%      6.79%      14.69%       7.93%     12.93%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments
   by affiliates(i) ................         0.63%          0.68%       0.68%       0.72%       0.90%      2.31%
Expenses net of waiver and payments
   by affiliates(i) ................         0.40%          0.48%       0.50%       0.50%       0.46%      0.39%
Net investment income (loss)(d) ....        (0.40)%         0.95%       1.09%       1.18%       1.41%      3.78%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ..     $140,423       $132,432    $228,876    $190,189    $103,348    $16,155
Portfolio turnover rate ............         3.48%          9.37%       2.53%       0.98%       0.68%      0.51%

(a) For the period August 2, 2004 (commencement of operations) to December 31, 2004.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f)  Amount rounds to less than $0.01 per share.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.80% for the period ended June 30, 2009.

   The accompanying notes are an integral part of these financial statements.


                             38 | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

                                      SIX MONTHS ENDED                YEAR ENDED DECEMBER 31,
                                        JUNE 30, 2009   ---------------------------------------------------
CLASS C                                  (UNAUDITED)     2008        2007       2006       2005     2004(a)
-------                               ----------------  -------    -------    -------    -------    -------
PER SHARE OPERATING PERFORMANCE
   (for a share outstanding
      throughout the period)
Net asset value, beginning of
   period ..........................      $  7.66       $ 13.08    $ 12.82    $ 11.74    $ 11.18    $10.00
                                          -------       -------    -------    -------    -------    ------
Income from investment
   operations(b):
   Net investment income
      (loss)(c, d) .................        (0.04)         0.02       0.06       0.08       0.09      0.15
   Net realized and unrealized gains
      (losses) .....................         0.49         (5.14)      0.71       1.54       0.72      1.12
                                          -------       -------    -------    -------    -------    ------
Total from investment operations ...         0.45         (5.12)      0.77       1.62       0.81      1.27
                                          -------       -------    -------    -------    -------    ------
Less distributions from:
   Net investment income and short
      term gains received from
      Underlying Funds .............        (0.02)        (0.04)     (0.08)     (0.12)     (0.09)    (0.06)
   Net realized gains ..............           --         (0.26)     (0.43)     (0.42)     (0.16)    (0.03)
                                          -------       -------    -------    -------    -------    ------
Total distributions ................        (0.02)        (0.30)     (0.51)     (0.54)     (0.25)    (0.09)
                                          -------       -------    -------    -------    -------    ------
Redemption fees(e) .................           --            --(f)      --(f)      --(f)      --(f)     --(f)
                                          -------       -------    -------    -------    -------    ------
Net asset value, end of period .....      $  8.09       $  7.66    $ 13.08    $ 12.82    $ 11.74    $11.18
                                          =======       =======    =======    =======    =======    ======
Total return(g) ....................         5.92%       (39.75)%     6.11%     13.92%      7.22%    12.66%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments
   by affiliates(i) ................         1.35%         1.37%      1.34%      1.36%      1.55%     2.96%
Expenses net of waiver and payments
   by affiliates(i) ................         1.12%         1.17%      1.16%      1.14%      1.11%     1.04%
Net investment income (loss)(d) ....        (1.12)%        0.26%      0.43%      0.54%      0.76%     3.13%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ..      $45,216       $46,232    $84,173    $68,482    $36,568    $4,558
Portfolio turnover rate ............         3.48%         9.37%      2.53%      0.98%      0.68%     0.51%

(a) For the period August 2, 2004 (commencement of operations) to December 31, 2004.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f)  Amount rounds to less than $0.01 per share.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.80% for the period ended June 30, 2009.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 39

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

                                      SIX MONTHS ENDED                YEAR ENDED DECEMBER 31,
                                       JUNE 30, 2009    -------------------------------------------------
CLASS R                                 (UNAUDITED)       2008      2007      2006      2005      2004(a)
-------                               ----------------  -------    ------    ------    ------    --------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
   the period)
Net asset value, beginning
   of period .......................       $ 7.70       $ 13.17    $12.90    $11.79    $11.18     $10.00
                                           ------       -------    ------    ------    ------     ------
Income from investment
   operations(b):
   Net investment income (loss)
      (c, d) .......................        (0.02)         0.06      0.11      0.14      0.11       0.15
   Net realized and unrealized gains
      (losses) .....................         0.49         (5.18)     0.73      1.55      0.77       1.13
                                           ------       -------    ------    ------    ------     ------
Total from investment operations ...         0.47         (5.12)     0.84      1.69      0.88       1.28
                                           ------       -------    ------    ------    ------     ------
Less distributions from:
   Net investment income and short
      term gains received from
      Underlying Funds .............        (0.02)        (0.09)    (0.14)    (0.16)    (0.11)     (0.07)
   Net realized gains ..............           --         (0.26)    (0.43)    (0.42)    (0.16)     (0.03)
                                           ------       -------    ------    ------    ------     ------
Total distributions ................        (0.02)        (0.35)    (0.57)    (0.58)    (0.27)     (0.10)
                                           ------       -------    ------    ------    ------     ------
Redemption fees(e) .................           --            --(f)     --(f)     --(f)     --(f)      --(f)
                                           ------       -------    ------    ------    ------     ------
Net asset value, end of period .....       $ 8.15       $  7.70    $13.17    $12.90    $11.79     $11.18
                                           ======       =======    ======    ======    ======     ======
Total return(g) ....................         6.14%       (39.44)%    6.58%    14.49%     7.86%     12.81%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments
   by affiliates(i) ................         0.86%         0.88%     0.85%     0.87%     1.05%      2.46%
Expenses net of waiver and payments
   by affiliates(i) ................         0.63%         0.68%     0.67%     0.65%     0.61%      0.54%
Net investment income (loss)(d) ....        (0.63)%        0.75%     0.92%     1.03%     1.26%      3.63%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ..       $  601       $   693    $1,433    $1,539    $1,287     $  260
Portfolio turnover rate ............         3.48%         9.37%     2.53%     0.98%     0.68%      0.51%

(a) For the period August 2, 2004 (commencement of operations) to December 31, 2004.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f)  Amount rounds to less than $0.01 per share.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.80% for the period ended June 30, 2009.

   The accompanying notes are an integral part of these financial statements.


                             40 | Semiannual Report

Franklin Templeton Fund Allocator Series
FINANCIAL HIGHLIGHTS (CONTINUED)

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

                                      SIX MONTHS ENDED               YEAR ENDED DECEMBER 31,
                                        JUNE 30, 2009   ------------------------------------------------
ADVISOR CLASS                           (UNAUDITED)       2008      2007      2006      2005     2004(a)
-------------                         ----------------  -------    ------    ------    ------    -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
the period)
Net asset value, beginning of
   period ..........................      $ 7.71        $ 13.22    $12.93    $11.81    $11.19     $10.00
                                          ------        -------    ------    ------    ------     ------
Income from investment
   operations(b):
   Net investment income(c, d) .....          --(e)        0.19      0.24      0.22      0.11       0.14
   Net realized and unrealized
      gains (losses) ...............        0.48          (5.29)     0.68      1.54      0.82       1.16
                                          ------        -------    ------    ------    ------     ------
Total from investment operations ...        0.48          (5.10)     0.92      1.76      0.93       1.30
                                          ------        -------    ------    ------    ------     ------
Less distributions from:
   Net investment income and short
      term gains received
      from Underlying Funds ........       (0.02)         (0.15)    (0.20)    (0.22)    (0.15)     (0.08)
   Net realized gains ..............          --          (0.26)    (0.43)    (0.42)    (0.16)     (0.03)
                                          ------        -------    ------    ------    ------     ------
Total distributions ................       (0.02)         (0.41)    (0.63)    (0.64)    (0.31)     (0.11)
                                          ------        -------    ------    ------    ------     ------
Redemption fees(f) .................          --             --(e)     --(e)     --(e)     --(e)      --(e)
                                          ------        -------    ------    ------    ------     ------
Net asset value, end of period .....      $ 8.17        $  7.71    $13.22    $12.93    $11.81     $11.19
                                          ======        =======    ======    ======    ======     ======
Total return(g) ....................        6.27%        (39.10)%    7.26%    15.07%     8.31%     13.01%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments
   by affiliates(i) ................        0.36%          0.38%     0.35%     0.37%     0.55%      1.96%
Expenses net of waiver and payments
   by affiliates(i) ................        0.13%          0.18%     0.17%     0.15%     0.11%      0.04%
Net investment income (loss)(d) ....       (0.13)%         1.25%     1.42%     1.53%     1.76%      4.13%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ..      $2,971        $ 2,480    $2,804    $1,931    $1,104     $  196
Portfolio turnover rate ............        3.48%          9.37%     2.53%     0.98%     0.68%      0.51%

(a) For the period August 2, 2004 (commencement of operations) to December 31, 2004.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Amount rounds to less than $0.01 per share.

(f)  Effective September 1, 2008, the redemption fee was eliminated.

(g)  Total return is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.80% for the period ended June 30, 2009.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 41

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, JUNE 30, 2009 (UNAUDITED)

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND                             SHARES       VALUE
-----------------------------------------------                           ---------   ------------
    INVESTMENTS IN UNDERLYING FUNDS(a)
    DOMESTIC EQUITY 66.3%
(b) Franklin Flex Cap Growth Fund, Advisor Class ......................   1,840,601   $ 62,543,613
    Mutual Shares Fund, Class Z .......................................   3,896,276     62,924,858
                                                                                      ------------
                                                                                       125,468,471
                                                                                      ------------
    FOREIGN EQUITY 33.2%
    Templeton Growth Fund Inc., Advisor Class .........................   4,584,183     62,757,469
                                                                                      ------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
       (COST $265,361,822) 99.5% ......................................                188,225,940
                                                                                      ------------
    SHORT TERM INVESTMENTS (COST $981,703) 0.5%
    MONEY MARKET FUNDS 0.5%
(c) Institutional Fiduciary Trust Money Market Portfolio, 0.00% .......     981,703        981,703
                                                                                      ------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $266,343,525) 100.0% ..                189,207,643
    OTHER ASSETS, LESS LIABILITIES 0.0%(d) ............................                      4,205
                                                                                      ------------
    NET ASSETS 100.0% .................................................               $189,211,848
                                                                                      ============

(a)  See Note 6 regarding investments in Underlying Funds.

(b)  Non-income producing.

(c)  The rate shown is the annualized seven-day yield at period end.

(d)  Rounds to less than 0.1% of net assets.

   The accompanying notes are an integral part of these financial statements.


                             42 | Semiannual Report

Franklin Templeton Fund Allocator Series

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2009 (unaudited)

                                                             FRANKLIN          FRANKLIN          FRANKLIN
                                                            TEMPLETON         TEMPLETON         TEMPLETON
                                                            COREFOLIO       FOUNDING FUNDS     PERSPECTIVES
                                                         ALLOCATION FUND   ALLOCATION FUND   ALLOCATION FUND
                                                         ---------------   ---------------   ---------------
Assets:
   Investments in Underlying Funds: (Note 6)
      Cost ...........................................    $ 507,217,504    $10,998,750,184    $266,343,525
                                                          =============    ===============    ============
      Value ..........................................    $ 400,281,804    $ 7,487,019,770    $189,207,643
   Receivables:
      Capital shares sold ............................           77,249          6,848,167         252,795
      Underlying Funds (Note 3e) .....................          144,477          2,209,279          69,103
   Other assets ......................................              584             11,117             255
                                                          -------------    ---------------    ------------
         Total assets ................................      400,504,114      7,496,088,333     189,529,796
                                                          -------------    ---------------    ------------
Liabilities:
   Payables:
      Capital shares redeemed ........................          685,023         18,001,646         216,240
      Affiliates .....................................           95,678          5,988,263          55,712
      Distributions to shareholders ..................           85,018         12,941,730          20,454
      Unaffiliated transfer agent fees ...............           84,989            689,706           8,939
   Accrued expenses and other liabilities ............           56,010            801,878          16,603
                                                          -------------    ---------------    ------------
         Total liabilities ...........................        1,006,718         38,423,223         317,948
                                                          -------------    ---------------    ------------
            Net assets, at value .....................    $ 399,497,396    $ 7,457,665,110    $189,211,848
                                                          =============    ===============    ============
Net assets consist of:
   Paid-in capital ...................................    $ 544,142,045    $12,853,083,978    $282,596,245
   Distributions in excess of net investment income ..         (972,617)          (329,657)       (493,413)
   Net unrealized appreciation (depreciation) ........     (106,935,700)    (3,511,730,414)    (77,135,882)
   Accumulated net realized gain (loss) ..............      (36,736,332)    (1,883,358,797)    (15,755,102)
                                                          -------------    ---------------    ------------
            Net assets, at value .....................    $ 399,497,396    $ 7,457,665,110    $189,211,848
                                                          =============    ===============    ============

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 43

Franklin Templeton Fund Allocator Series

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
June 30, 2009 (unaudited)

                                                                                  FRANKLIN          FRANKLIN          FRANKLIN
                                                                                 TEMPLETON         TEMPLETON         TEMPLETON
                                                                                 COREFOLIO       FOUNDING FUNDS     PERSPECTIVES
                                                                              ALLOCATION FUND   ALLOCATION FUND   ALLOCATION FUND
                                                                              ---------------   ---------------   ---------------
CLASS A:
   Net assets, at value ...................................................     $268,115,867     $4,778,826,762     $140,423,406
                                                                                ------------     --------------     ------------
   Shares outstanding .....................................................       29,912,567        581,198,098       17,244,313
                                                                                ------------     --------------     ------------
   Net asset value per share(a) ...........................................     $       8.96     $         8.22     $       8.14
                                                                                ------------     --------------     ------------
   Maximum offering price per share (net asset value per share / 94.25%) ..     $       9.51     $         8.72     $       8.64
                                                                                ------------     --------------     ------------
CLASS B:
   Net assets, at value ...................................................     $ 33,782,129     $  322,590,494
                                                                                ------------     --------------
   Shares outstanding .....................................................        3,794,534         39,199,178
                                                                                ------------     --------------
   Net asset value and maximum offering price per share(a) ................     $       8.90     $         8.23
                                                                                ------------     --------------
CLASS C:
   Net assets, at value ...................................................     $ 94,994,048     $2,311,236,807     $ 45,216,429
                                                                                ------------     --------------     ------------
   Shares outstanding .....................................................       10,710,126        284,679,118        5,591,988
                                                                                ------------     --------------     ------------
   Net asset value and maximum offering price per share(a) ................     $       8.87     $         8.12     $       8.09
                                                                                ------------     --------------     ------------
CLASS R:
   Net assets, at value ...................................................     $  1,100,298     $   11,752,252     $    601,495
                                                                                ------------     --------------     ------------
   Shares outstanding .....................................................          122,888          1,427,190           73,823
                                                                                ------------     --------------     ------------
   Net asset value and maximum offering price per share ...................     $       8.95     $         8.23     $       8.15
                                                                                ------------     --------------     ------------
ADVISOR CLASS:
   Net assets, at value ...................................................     $  1,505,054     $   33,258,795     $  2,970,518
                                                                                ------------     --------------     ------------
   Shares outstanding .....................................................          167,583          4,024,516          363,437
                                                                                ------------     --------------     ------------
   Net asset value and maximum offering price per share ...................     $       8.98     $         8.26     $       8.17
                                                                                ------------     --------------     ------------

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

   The accompanying notes are an integral part of these financial statements.


                             44 | Semiannual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF OPERATIONS
for the six months ended June 30, 2009 (unaudited)

                                                               FRANKLIN          FRANKLIN          FRANKLIN
                                                              TEMPLETON         TEMPLETON         TEMPLETON
                                                              COREFOLIO       FOUNDING FUNDS     PERSPECTIVES
                                                           ALLOCATION FUND   ALLOCATION FUND   ALLOCATION FUND
                                                           ---------------   ---------------   ---------------
Investment income:
   Dividends from Underlying Funds (Note 6) ............    $    196,123     $  113,605,396      $       869
                                                            ------------     --------------      -----------
Expenses:
   Administrative fees (Note 3a) .......................         188,315          3,524,463           85,225
   Distribution fees: (Note 3b)
      Class A ..........................................         332,605          5,954,738          172,215
      Class B ..........................................         156,681          1,535,609               --
      Class C ..........................................         439,832         10,891,466          208,549
      Class R ..........................................           2,572             30,064            1,562
   Transfer agent fees (Note 3d) .......................         524,951          6,070,220          243,527
   Reports to shareholders .............................          35,860            540,345           16,366
   Registration and filing fees ........................          43,129            230,101           23,235
   Professional fees ...................................          12,888             55,529            8,795
   Trustees' fees and expenses .........................           2,255             33,443              583
   Other ...............................................          13,458            167,873            4,507
   Expenses borne by Underlying Funds (Note 3e) ........        (144,477)        (2,138,607)         (69,103)
                                                            ------------     --------------      -----------
         Total expenses ................................       1,608,069         26,895,244          695,461
         Expenses waived/paid by affiliates (Note 3f) ..        (443,009)        (3,933,162)        (203,398)
                                                            ------------     --------------      -----------
            Net expenses ...............................       1,165,060         22,962,082          492,063
                                                            ------------     --------------      -----------
               Net investment income (loss) ............        (968,937)        90,643,314         (491,194)
                                                            ------------     --------------      -----------
Realized and unrealized gains (losses):
   Net realized gain (loss) from sale of investments in
      Underlying Funds .................................     (24,080,988)      (786,942,086)      (5,998,563)
   Net change in unrealized appreciation (depreciation)
      on investments in Underlying Funds ...............      44,682,863      1,150,741,481       16,503,636
                                                            ------------     --------------      -----------
Net realized and unrealized gain (loss) ................      20,601,875        363,799,395       10,505,073
                                                            ------------     --------------      -----------
Net increase (decrease) in net assets resulting from
   operations ..........................................    $ 19,632,938     $  454,442,709      $10,013,879
                                                            ============     ==============      ===========

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 45

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                               FRANKLIN TEMPLETON                     FRANKLIN TEMPLETON
                                                            COREFOLIO ALLOCATION FUND           FOUNDING FUNDS ALLOCATION FUND
                                                      ------------------------------------   ------------------------------------
                                                      SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                        JUNE 30, 2009        YEAR ENDED        JUNE 30, 2009        YEAR ENDED
                                                         (UNAUDITED)     DECEMBER 31, 2008      (UNAUDITED)     DECEMBER 31, 2008
                                                      ----------------   -----------------   ----------------   -----------------
Increase (decrease) in net assets:
   Operations:
      Net investment income (loss) ................     $   (968,937)     $   4,675,740      $   90,643,314      $   377,712,264
      Net realized gain (loss) from
         Underlying Funds .........................      (24,080,988)       (10,770,252)       (786,942,086)      (1,044,973,765)
      Net change in unrealized appreciation
         (depreciation) on investments in
         Underlying Funds .........................       44,682,863       (266,649,939)      1,150,741,481       (4,923,135,686)
                                                        ------------      -------------      --------------      ---------------
            Net increase (decrease) in net
               assets resulting from operations ...       19,632,938       (272,744,451)        454,442,709       (5,590,397,187)
                                                        ------------      -------------      --------------      ---------------
   Distributions to shareholders from:
      Net investment income and short term
         gains received from Underlying Funds:
         Class A ..................................       (1,055,167)        (4,306,007)       (116,205,840)        (232,663,422)
         Class B ..................................         (134,003)          (173,762)         (6,740,505)         (12,296,371)
         Class C ..................................         (377,730)          (555,567)        (49,355,452)         (91,206,625)
         Class R ..................................           (4,333)           (14,468)           (269,861)            (613,620)
         Advisor Class ............................           (5,909)           (33,624)           (842,438)          (1,808,459)
      Net realized gains:
         Class A ..................................               --         (9,912,353)                 --         (206,963,605)
         Class B ..................................               --         (1,420,594)                 --          (14,528,676)
         Class C ..................................               --         (3,696,588)                 --         (108,826,242)
         Class R ..................................               --            (51,580)                 --             (581,731)
         Advisor Class ............................               --            (65,462)                 --             (920,311)
                                                        ------------      -------------      --------------      ---------------
      Total distributions to shareholders .........       (1,577,142)       (20,230,005)       (173,414,096)        (670,409,062)
                                                        ------------      -------------      --------------      ---------------
      Capital share transactions: (Note 2)
         Class A ..................................      (22,702,935)       (25,532,551)       (420,224,300)      (1,199,297,735)
         Class B ..................................       (3,378,749)       (10,233,436)        (34,363,235)        (106,380,153)
         Class C ..................................       (8,804,256)       (11,322,678)       (263,575,322)        (791,796,601)
         Class R ..................................         (136,212)          (480,559)         (2,999,481)          (3,925,755)
         Advisor Class ............................         (190,373)          (443,248)         (3,424,414)           8,144,816
                                                        ------------      -------------      --------------      ---------------
      Total capital share transactions ............      (35,212,525)       (48,012,472)       (724,586,752)      (2,093,255,428)
                                                        ------------      -------------      --------------      ---------------
      Redemption fees .............................               --              1,576                  --               44,669
                                                        ------------      -------------      --------------      ---------------
            Net increase (decrease) in
               net assets .........................      (17,156,729)      (340,985,352)       (443,558,139)      (8,354,017,008)
   Net assets:
      Beginning of period .........................      416,654,125        757,639,477       7,901,223,249       16,255,240,257
                                                        ------------      -------------      --------------      ---------------
      End of period ...............................     $399,497,396      $ 416,654,125      $7,457,665,110      $ 7,901,223,249
                                                        ============      =============      ==============      ===============
   Undistributed net investment income
      (distributions in excess of net investment
      income) included in net assets:
      End of period ...............................     $   (972,617)     $   1,573,462      $     (329,657)     $    82,441,125
                                                        ============      =============      ==============      ===============

   The accompanying notes are an integral part of these financial statements.


                             46 | Semiannual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                      FRANKLIN TEMPLETON
                                                                 PERSPECTIVES ALLOCATION FUND
                                                             ------------------------------------
                                                             SIX MONTHS ENDED
                                                               JUNE 30, 2009        YEAR ENDED
                                                                (UNAUDITED)     DECEMBER 31, 2008
                                                             ----------------   -----------------
Increase (decrease) in net assets:
   Operations:
      Net investment income (loss) .......................     $   (491,194)     $   1,994,479
      Net realized gain (loss) from Underlying Funds .....       (5,998,563)        (8,917,483)
      Net change in unrealized appreciation (depreciation)
         on investments in Underlying Funds ..............       16,503,636       (117,330,528)
                                                               ------------      -------------
            Net increase (decrease) in net assets
               resulting from operations .................       10,013,879       (124,253,532)
                                                               ------------      -------------
   Distributions to shareholders from:
      Net investment income and short term gains received
         from Underlying Funds:
         Class A .........................................         (396,930)        (2,005,641)
         Class C .........................................         (128,822)          (220,353)
         Class R .........................................           (1,700)            (8,254)
         Advisor Class ...................................           (8,372)           (47,054)
      Net realized gains:
         Class A .........................................               --         (4,521,662)
         Class C .........................................               --         (1,694,032)
         Class R .........................................               --            (29,595)
         Advisor Class ...................................               --            (50,944)
                                                               ------------      -------------
   Total distributions to shareholders ...................         (535,824)        (8,577,535)
                                                               ------------      -------------
   Capital share transactions: (Note 2)
         Class A .........................................          689,364           (223,905)
         Class C .........................................       (3,029,808)        (3,260,020)
         Class R .........................................         (126,426)          (182,809)
         Advisor Class ...................................          364,553          1,046,832
                                                               ------------      -------------
   Total capital share transactions ......................       (2,102,317)        (2,619,902)
                                                               ------------      -------------
   Redemption fees .......................................               --                378
                                                               ------------      -------------
            Net increase (decrease) in net assets ........        7,375,738       (135,450,591)
   Net assets:
      Beginning of period ................................      181,836,110        317,286,701
                                                               ------------      -------------
      End of period ......................................     $189,211,848      $ 181,836,110
                                                               ============      =============
   Undistributed net investment income
      (distributions in excess of net investment income)
      included in net assets:
      End of period ......................................     $   (493,413)     $     533,605
                                                               ============      =============

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 47

Franklin Templeton Fund Allocator Series

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of ten separate funds, three of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds). The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

CLASS A, CLASS B, CLASS C, CLASS R & ADVISOR CLASS   CLASS A, CLASS C, CLASS R & ADVISOR CLASS
--------------------------------------------------   -----------------------------------------------
Franklin Templeton Corefolio Allocation Fund         Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Founding Funds Allocation Fund

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

B. INCOME TAXES

No provision has been made for U.S. income taxes because it is each fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Funds have reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2009, and have determined that no provision for income tax is required in the Funds' financial statements.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.


                             48 | Semiannual Report

Franklin Templeton Fund Allocator Series

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. REDEMPTION FEES

A short term trading redemption fee was imposed, with some exceptions, on any fund shares that were redeemed or exchanged within seven calendar days following their purchase date. The redemption fee was 2% of the amount redeemed. Such fees were retained by the funds and accounted for as an addition to paid-in capital. Effective September 1, 2008, the redemption fee was eliminated.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.


                             Semiannual Report | 49

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:

                                           FRANKLIN TEMPLETON             FRANKLIN TEMPLETON
                                               COREFOLIO                    FOUNDING FUNDS
                                             ALLOCATION FUND                ALLOCATION FUND
                                       --------------------------   ------------------------------
                                         SHARES         AMOUNT         SHARES           AMOUNT
                                       ----------   -------------   ------------   ---------------
CLASS A SHARES:
Six Months ended June 30, 2009
   Shares sold .....................    1,872,647   $  15,292,834     25,719,695   $   194,601,134
   Shares issued in reinvestment of
      distributions ................      111,985       1,003,500     13,320,997       109,498,169
   Shares redeemed .................   (4,985,124)    (38,999,269)   (98,413,895)     (724,323,603)
                                       ----------   -------------   ------------   ---------------
   Net increase (decrease) .........   (3,000,492)  $ (22,702,935)   (59,373,203)  $  (420,224,300)
                                       ==========   =============   ============   ===============
Year ended December 31, 2008
   Shares sold .....................    5,567,019   $  61,833,850    101,658,440   $ 1,166,213,136
   Shares issued in reinvestment of
      distributions ................    1,265,389      13,537,176     45,436,762       415,107,291
   Shares redeemed .................   (8,891,290)   (100,903,577)  (259,459,671)   (2,780,618,162)
                                       ----------   -------------   ------------   ---------------
   Net increase (decrease) .........   (2,058,882)  $ (25,532,551)  (112,364,469)  $(1,199,297,735)
                                       ==========   =============   ============   ===============
CLASS B SHARES:
Six Months ended June 30, 2009
   Shares sold .....................       47,388   $     399,628        254,759   $     1,940,238
   Shares issued in reinvestment of
      distributions ................       14,169         126,106        761,120         6,264,452
   Shares redeemed .................     (488,883)     (3,904,483)    (5,749,723)      (42,567,925)
                                       ----------   -------------   ------------   ---------------
   Net increase (decrease) .........     (427,326)  $  (3,378,749)    (4,733,844)  $   (34,363,235)
                                       ==========   =============   ============   ===============
Year ended December 31, 2008
   Shares sold .....................      104,352   $   1,141,683        986,795   $    10,589,681
   Shares issued in reinvestment of
      distributions ................      129,819       1,507,686      2,649,869        24,917,785
   Shares redeemed .................   (1,149,669)    (12,882,805)   (13,417,606)     (141,887,619)
                                       ----------   -------------   ------------   ---------------
   Net increase (decrease) .........     (915,498)  $ (10,233,436)    (9,780,942)  $  (106,380,153)
                                       ==========   =============   ============   ===============
CLASS C SHARES:
Six Months ended June 30, 2009
   Shares sold .....................      712,776   $   5,792,788     11,022,959   $    82,556,677
   Shares issued in reinvestment of
      distributions ................       39,724         352,352      5,375,865        43,652,181
   Shares redeemed .................   (1,900,449)    (14,949,396)   (53,811,111)     (389,784,180)
                                       ----------   -------------   ------------   ---------------
   Net increase (decrease) .........   (1,147,949)  $  (8,804,256)   (37,412,287)  $  (263,575,322)
                                       ==========   =============   ============   ===============
Year ended December 31, 2008
   Shares sold .....................    2,048,102   $  22,152,029     45,290,328   $   503,556,683
   Shares issued in reinvestment of
      distributions ................      344,964       3,952,057     18,821,585       174,787,157
   Shares redeemed .................   (3,459,667)    (37,426,764)  (140,521,755)   (1,470,140,441)
                                       ----------   -------------   ------------   ---------------
   Net increase (decrease) .........   (1,066,601)  $ (11,322,678)   (76,409,842)  $  (791,796,601)
                                       ==========   =============   ============   ===============


                             50 | Semiannual Report

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                        FRANKLIN TEMPLETON       FRANKLIN TEMPLETON
                                            COREFOLIO              FOUNDING FUNDS
                                         ALLOCATION FUND          ALLOCATION FUND
                                       -------------------   -------------------------
                                        SHARES     AMOUNT      SHARES        AMOUNT
                                       -------   ---------   ----------   ------------
CLASS R SHARES:
Six Months ended June 30, 2009
   Shares sold .....................     3,225   $  25,956      172,260   $  1,283,493
   Shares issued in reinvestment of
      distributions ................       484       4,333       33,050        271,784
   Shares redeemed .................   (20,492)   (166,501)    (602,137)    (4,554,758)
                                       -------   ---------   ----------   ------------
   Net increase (decrease) .........   (16,783)  $(136,212)    (396,827)  $ (2,999,481)
                                       =======   =========   ==========   ============
Year ended December 31, 2008
   Shares sold .....................    16,325   $ 200,227      370,382   $  4,119,404
   Shares issued in reinvestment of
      distributions ................     5,950      66,049      129,876      1,191,611
   Shares redeemed .................   (65,849)   (746,835)    (826,353)    (9,236,770)
                                       -------   ---------   ----------   ------------
   Net increase (decrease) .........   (43,574)  $(480,559)    (326,095)  $ (3,925,755)
                                       =======   =========   ==========   ============
ADVISOR CLASS SHARES:
Six Months ended June 30, 2009
   Shares sold .....................    13,576   $ 116,464      621,153   $  4,735,638
   Shares issued in reinvestment of
      distributions ................       649       5,832       95,389        787,913
   Shares redeemed .................   (41,916)   (312,669)  (1,197,081)    (8,947,965)
                                       -------   ---------   ----------   ------------
   Net increase (decrease) .........   (27,691)  $(190,373)    (480,539)  $ (3,424,414)
                                       =======   =========   ==========   ============
Year ended December 31, 2008
   Shares sold .....................    45,547   $ 411,512    2,448,980   $ 23,486,926
   Shares issued in reinvestment of
      distributions ................     8,128      84,684      288,863      2,496,414
   Shares redeemed .................   (85,974)   (939,444)  (1,683,911)   (17,838,524)
                                       -------   ---------   ----------   ------------
   Net increase (decrease) .........   (32,299)  $(443,248)   1,053,932   $  8,144,816
                                       =======   =========   ==========   ============

                                          FRANKLIN TEMPLETON
                                             PERSPECTIVES
                                           ALLOCATION FUND
                                      -------------------------
                                        SHARES        AMOUNT
                                      ----------   ------------
CLASS A SHARES:
Six Months ended June 30, 2009
   Shares sold ....................    1,872,493   $ 13,939,599
   Shares issued in reinvestment of
      distributions ...............       47,214        384,351
   Shares redeemed ................   (1,899,354)   (13,634,586)
                                      ----------   ------------
   Net increase (decrease) ........       20,353   $    689,364
                                      ==========   ============
Year ended December 31, 2008
   Shares sold ....................    3,470,298   $ 37,241,720
   Shares issued in reinvestment of
      distributions ...............      658,516      6,336,696
   Shares redeemed ................   (4,285,488)   (43,802,321)
                                      ----------   ------------
   Net increase (decrease) ........     (156,674)  $   (223,905)
                                      ==========   ============


                             Semiannual Report | 51

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                          FRANKLIN TEMPLETON
                                             PERSPECTIVES
                                           ALLOCATION FUND
                                      -------------------------
                                        SHARES        AMOUNT
                                      ----------   ------------
CLASS C SHARES:
Six Months ended June 30, 2009
   Shares sold ....................      409,720   $  3,045,081
   Shares issued in reinvestment of
      distributions ...............       14,988        121,256
   Shares redeemed ................     (866,010)    (6,196,145)
                                      ----------   ------------
   Net increase (decrease) ........     (441,302)  $ (3,029,808)
                                      ==========   ============
Year ended December 31, 2008
   Shares sold ....................    1,394,980   $ 14,721,259
   Shares issued in reinvestment of
      distributions ...............      171,980      1,784,729
   Shares redeemed ................   (1,970,998)   (19,766,008)
                                      ----------   ------------
   Net increase (decrease) ........     (404,038)  $ (3,260,020)
                                      ==========   ============
CLASS R SHARES:
Six Months ended June 30, 2009
   Shares sold ....................       10,259   $     76,521
   Shares issued in reinvestment of
      distributions ...............          209          1,700
   Shares redeemed ................      (26,659)      (204,647)
                                      ----------   ------------
   Net increase (decrease) ........      (16,191)  $   (126,426)
                                      ==========   ============
Year ended December 31, 2008
   Shares sold ....................       15,267   $    171,827
   Shares issued in reinvestment of
      distributions ...............        3,789         37,849
   Shares redeemed ................      (37,884)      (392,485)
                                      ----------   ------------
   Net increase (decrease) ........      (18,828)  $   (182,809)
                                      ==========   ============
ADVISOR CLASS SHARES:
Six Months ended June 30, 2009
   Shares sold ....................       91,335   $    732,743
   Shares issued in reinvestment of
      distributions ...............          987          8,063
   Shares redeemed ................      (50,565)      (376,253)
                                      ----------   ------------
   Net increase (decrease) ........       41,757   $    364,553
                                      ==========   ============
Year ended December 31, 2008
   Shares sold ....................      193,937   $  1,925,016
   Shares issued in reinvestment of
      distributions ...............        9,626         86,274
   Shares redeemed ................      (93,976)      (964,458)
                                      ----------   ------------
   Net increase (decrease) ........      109,587   $  1,046,832
                                      ==========   ============

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors/trustees of certain of the Underlying Funds and of the following subsidiaries:

SUBSIDIARY                                                      AFFILIATION
----------                                                      -----------
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent


                             52 | Semiannual Report

Franklin Templeton Fund Allocator Series

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. ADMINISTRATIVE FEES

The Funds pay an administrative fee to FT Services of 0.10% per year of the average daily net assets of each of the Funds for administrative services including monitoring and rebalancing the percentage of each Fund's investment in the Underlying Funds.

B. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act.

On December 1, 2008, the Trust's Board of Trustees approved a modification to the Class A distribution plan, for those funds that had a Class A compensation plan, changing the form of the plan from a compensation to a reimbursement distribution plan. Under the distribution plan, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Funds' shares up to the maximum annual plan rate for each class. This change was effective February 1, 2009. Prior to February 1, 2009, under the Funds' Class A compensation distribution plan, the Funds paid Distributors for costs incurred in connection with the servicing, sale and distribution of the Funds' shares up to a certain percentage per year of its average daily net assets.

In addition, under the Funds' compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

                 FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                      COREFOLIO         FOUNDING FUNDS        PERSPECTIVES
                   ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                 ------------------   ------------------   ------------------
Class A ......          0.35%                0.35%                0.35%
Class B ......          1.00%                1.00%                  --
Class C ......          1.00%                1.00%                1.00%
Class R ......          0.50%                0.50%                0.50%

The Board of Trustees has set the current rate at 0.30% per year for Class A shares for the Franklin Templeton Corefolio Allocation Fund and the Franklin Templeton Perspectives Allocation Fund, and at 0.25% per year for Class A shares for the Franklin Templeton Founding Funds Allocation Fund until further notice and approval by the Board.


                             Semiannual Report | 53

Franklin Templeton Fund Allocator Series

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:

                                                    FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                         COREFOLIO         FOUNDING FUNDS        PERSPECTIVES
                                                      ALLOCATION FUND     ALLOCATION FUND       ALLOCATION FUND
                                                    ------------------   ------------------   ------------------
Sales charges retained net of commissions
   paid to unaffiliated broker/dealers ..........         $79,566            $5,439,871             $56,151
Contingent deferred sales charges retained ......         $ 4,588            $  127,816             $ 2,558

D. TRANSFER AGENT FEES

For the period ended June 30, 2009, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

                                             FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                 COREFOLIO          FOUNDING FUNDS        PERSPECTIVES
                                               ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                                             ------------------   ------------------   ------------------
Transfer agent fees ......................        $377,152            $4,199,617            $205,553

E. SPECIAL SERVICING AGREEMENT

Effective May 1, 2009, the Funds entered into a Special Servicing Agreement with the Underlying Funds and certain service providers of the Funds and of the Underlying Funds, pursuant to which each Underlying Fund pays a portion of the Funds' eligible expenses, which include transfer agency and shareholder servicing costs, to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Underlying Fund from the investment in the Underlying Fund by the Funds.

F. WAIVER AND EXPENSE REIMBURSEMENTS

FT Services and Investor Services have agreed in advance to waive all or a portion of their respective fees and to assume payment of other expenses through April 30, 2010. Total expenses waived or paid are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end. After April 30, 2010, FT Services and Investor Services may discontinue this waiver at any time upon notice to the Fund's Board of Trustees.


                             54 | Semiannual Report

Franklin Templeton Fund Allocator Series

4. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At December 31, 2008, the capital loss carryforwards were as follows:

                                             FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                 COREFOLIO          FOUNDING FUNDS        PERSPECTIVES
                                               ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                                             ------------------   ------------------   ------------------
Capital loss carryforwards expiring in:
   2016 ..................................       $6,021,473          $666,677,037          $2,696,618

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At December 31, 2008, deferred losses were as follows:

                                             FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                  COREFOLIO         FOUNDING FUNDS        PERSPECTIVES
                                               ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                                             ------------------   ------------------   ------------------
Realized capital losses ..................       $1,237,479          $159,430,133          $1,184,345

At June 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                    FRANKLIN          FRANKLIN          FRANKLIN
                                                   TEMPLETON         TEMPLETON         TEMPLETON
                                                   COREFOLIO       FOUNDING FUNDS     PERSPECTIVES
                                                ALLOCATION FUND   ALLOCATION FUND   ALLOCATION FUND
                                                ---------------   ---------------   ---------------
Cost of investments .........................    $ 513,583,874    $11,317,127,739    $272,219,101
                                                 =============    ===============    ============
Unrealized appreciation .....................    $          --    $            --    $         --
Unrealized depreciation .....................     (113,302,070)    (3,830,107,969)    (83,011,458)
                                                 -------------    ---------------    ------------
Net unrealized appreciation (depreciation) ..    $(113,302,070)   $(3,830,107,969)   $(83,011,458)
                                                 =============    ===============    ============

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of short term capital gains distributions from Underlying Funds.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and short term capital gains distributions from Underlying Funds.

5. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds (excluding short term securities) for the period ended June 30, 2009, were as follows:

               FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                    COREFOLIO         FOUNDING FUNDS        PERSPECTIVES
                 ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
               ------------------   ------------------   ------------------
Purchases ..       $ 1,495,626         $113,578,958          $6,000,000
Sales ......       $38,906,635         $963,424,143          $8,401,092


                             Semiannual Report | 55

Franklin Templeton Fund Allocator Series

6. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Franklin Advisers, Inc. (Advisers), an affiliate of FT Services, or by an affiliate of Advisers. The Funds do not invest in the Underlying Funds for the purpose of exercising management or control. At June 30, 2009, the Funds held the following positions which exceed 5% of the Underlying Funds' shares outstanding:

NAME OF ISSUER                                      % OF SHARES HELD
--------------                                      ----------------
FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND
Franklin Growth Fund ............................         7.50%
FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND
Mutual Shares Fund ..............................        18.55%
Templeton Growth Fund Inc. ......................        15.18%
Franklin Income Fund Inc. .......................         6.03%

The Funds may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Funds' investment in the Sweep Money Fund, administrative fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

7. CREDIT FACILITY

Effective January 23, 2009, the Funds, together with other U.S. registered and foreign investment funds managed by Franklin Templeton Investments (individually, "Borrower"; collectively "Borrowers"), entered into a joint syndicated senior unsecured credit facility totaling $725 million (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee based upon the unused portion of the Global Credit Facility. During the period, the Funds incurred commitment fees of their pro rata portion of the Global Credit Facility, which is reflected in other expenses on the Statements of Operations. During the period ended June 30, 2009, the Funds did not utilize the Global Credit Facility.

The commitment fees the Funds incurred for the period were as follows:

                      FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                           COREFOLIO         FOUNDING FUNDS        PERSPECTIVES
                        ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                      ------------------   ------------------   ------------------
Commitment fees ...          $460                $8,726                $201


                             56 | Semiannual Report

Franklin Templeton Fund Allocator Series

8. FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157) establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At June 30, 2009, all the Funds' investments in securities carried at fair value were in Level 1 inputs. For detailed industry descriptions, see the accompanying Statements of Investments.

9. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 13, 2009 and determined that no events have occurred that require disclosure.


                             Semiannual Report | 57

Franklin Templeton Fund Allocator Series

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held February 24, 2009, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate funds comprising Franklin Templeton Fund Allocator Series (Fund(s)). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis report prepared by management. The Lipper reports compared each Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged each Fund. Such material also discussed some of the actions taken by management in coping with problems arising out of the past year's financial upheaval.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other


                             58 | Semiannual Report

Franklin Templeton Fund Allocator Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Among other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of each Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person's fund management area so as to be aligned with the interests of Fund shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties, and the continuous enhancements to and high industry ranking given the Franklin Templeton website. Particular attention was given to the overall performance and actions taken by the Manager and its affiliates in response to problems arising out of the market turmoil and financial crisis experienced during the past year. In this respect, the Board noted that management's independent credit analysis and diligent risk management procedures had minimized exposure of funds within the Franklin Templeton complex to subprime mortgages and that its continuous monitoring of counterparty credit risk had limited fund exposure to firms experiencing financial difficulties like Bear Stearns and AIG. The same type of conservative approach and attention to risk had also prevented any structured investment products or other volatile instruments from being held in the portfolios of any of the money market funds within the Franklin Templeton complex, including the sweep money fund utilized by many of the funds as part of their cash management. The Board also took into account, among other things, management's efforts in establishing a $725 million global credit facility for the benefit of the funds and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager's parent company and its commitment to the mutual fund business. The Board also noted that during the past year Franklin Templeton Investments, like many other fund managers, had announced a hiring freeze and implemented employee reductions, and the Board discussed with management the nature of such reductions and steps being taken to minimize any negative impact on the nature and quality of services being provided the Funds.


                             Semiannual Report | 59

Franklin Templeton Fund Allocator Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper reports prepared for each individual Fund showed the investment performance of Class A shares, in comparison to a performance universe selected by Lipper. Comparative performance for each Fund was shown for the one-year period ended December 31, 2008, and for additional periods ended that date depending on when a particular Fund commenced operations. The following summarizes the performance results for each of the Funds and the Board's view of such performance.

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND - The performance universe for this Fund consisted of the Fund and all retail and institutional multi-cap core funds as selected by Lipper. The Fund had been in operation for five full years at the date of the Lipper report, which showed its income return for the one-year period as well as for the previous five-year period on an annualized basis to be in each case in the second-highest quintile of such universe. Consistent with the market sell-off that occurred in 2008, the Fund and all other funds within its performance universe experienced losses during the past year. On a comparative basis, the Lipper report showed the Fund's total return for both the one-year period and the annualized three- and five-year periods to be in the middle quintile of its performance universe. The Board found such comparative performance to be acceptable.

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND - The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target allocation growth funds as selected by Lipper. This Fund had been in operation for five full years at the date of the Lipper report, which showed its income return for both the one-year period and the annualized five-year period to be in the highest quintile of such universe. Consistent with the market sell-off that occurred in 2008, the Fund and all other funds within its performance universe experienced losses during the past year. On a comparative basis, the Lipper report showed the Fund's total return for the one-year period to be in the lowest quintile of such performance universe, and on an annualized basis for the five-year period to be in the second-lowest quintile of such universe. The Fund's performance reflects that of the underlying funds in which it invests on a fixed percentage basis, and the Board discussed with management the reasons for the performance of such underlying funds and steps being taken to improve their performance. While intending to continuously monitor the Fund, based on such discussions, the Board did not believe that any change in portfolio management of such underlying funds was warranted.

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND - The performance universe for this Fund consisted of the Fund and all retail and institutional multi-cap core funds as selected by Lipper. The Fund has been in operation for only four full years at the date of the Lipper report, which showed its income return to be in the second-highest quintile of such universe for the one-year period as well


                             60 | Semiannual Report

Franklin Templeton Fund Allocator Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

as the four-year period on an annualized basis. Consistent with the market sell-off that occurred in 2008, the Fund and all other funds within its performance universe experienced losses during the past year. On a comparative basis, the Lipper report showed its total return to be in the middle quintile for both the one-year period and the annualized four-year period. The Board believed such comparative performance to be acceptable.

COMPARATIVE EXPENSES. Consideration was given to the management fee and total expense ratios of each Fund compared with those of a group of retail front-end load fund of funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon historical information taken from each fund's most recent annual report and, as a result of the severe decline in mutual fund industry assets during the last quarter of 2008, is based on asset levels that are higher than the level currently existing for most funds. While recognizing the limitations inherent in Lipper's methodology and recognizing that current expense ratios may increase as assets decline, the Board believed that the independent analysis conducted by Lipper remained an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on each Fund's contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund including expenses of the underlying funds they invest in. The Board noted that for Franklin Templeton Corefolio Allocation Fund, Franklin Templeton Founding Funds Allocation Fund, and Franklin Templeton Perspectives Allocation Fund there is no investment management agreement or investment advisory fee, but only an administration agreement with FT Services, LLC. The Lipper contractual investment management fee analysis includes the advisory and administrative fees directly charged to each of the Funds as being part of the contractual investment management fee, with the investment management fees charged underlying funds being included within actual total expenses. Contractual investment management fees and total expenses for comparative consistency are shown by Lipper for Fund Class A shares. The Lipper expense reports noted in the case of each Fund that expenses had been subsidized by management fee waivers and reimbursements. In the case of Franklin Templeton Corefolio Allocation Fund and Franklin Templeton Perspectives Allocation Fund, their Lipper reports showed in each case that their respective contractual management fee rate and ratio of expenses charged directly to such Funds were at the median of their respective expense groups, and that their actual total expense ratios (including expenses of their underlying funds) were in the least and second least expensive quintiles, respectively, of their expense groups. The Lipper report for Franklin Templeton Founding Funds Allocation Fund showed its contractual management fee rate to be at the median of its Lipper expense group, and that while the ratio of total expenses charged directly to such Fund was in the most expensive quintile of such group, its actual total expense ratio (including expenses of its underlying funds) was in the second least expensive quintile of such group. The Board believed the expenses of each Fund were acceptable, taking into account the fee waiver expense reimbursements applicable to each of them.


                             Semiannual Report | 61

Franklin Templeton Fund Allocator Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2008, being the most recent fiscal year end for Franklin Resources, Inc., the Manager's parent. During such period, the assets of the Franklin Templeton U.S. fund business were significantly higher than currently existing, and to such extent the profitability analysis does not reflect current fund operations. While taking this into account in assessing the significance of the Fund profitability analysis, the Board recognized such analysis was made at a given point in time and that the decline in assets and effect on profitability would be reflected in the profitability analysis covering Franklin Resources' 2009 fiscal year period. In reviewing the analysis, attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager's own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that the Funds' independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Funds' Board solely for their purposes and use in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity that financed up-front commissions paid to brokers/dealers who sold fund Class B shares prior to February 2005 when the offering of such shares was discontinued, as well as potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.


                             62 | Semiannual Report

Franklin Templeton Fund Allocator Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Managers as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Managers realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The management fees charged all the underlying funds in which the Funds may invest provide for such management fee breakpoints. Consequently, to the extent economies of scale may be realized by the investment managers of these funds, the benefits are shared with each Fund and its shareholders through a reduction in actual total expense ratios.

PROXY VOTING POLICIES AND PROCEDURES

The Trust's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.


                             Semiannual Report | 63

                       This page intentionally left blank.

Franklin Templeton Funds

LITERATURE REQUEST. TO RECEIVE A PROSPECTUS, PLEASE CALL US AT (800) DIAL BEN/(800) 342-5236 OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

VALUE
Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(1)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Quest Fund
Mutual Recovery Fund(2)
Mutual Shares Fund

BLEND
Franklin Focused Core Equity Fund
Franklin Large Cap Equity Fund
Franklin Rising Dividends Fund

GROWTH
Franklin Flex Cap Growth Fund
Franklin Growth Fund
Franklin Growth Opportunities Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Real Estate Fund
Franklin Gold & Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Mutual Financial Services Fund

GLOBAL
Mutual Global Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

INTERNATIONAL
Franklin India Growth Fund
Franklin International Growth Fund
Franklin International Small Cap Growth Fund
Mutual European Fund
Mutual International Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Frontier Markets Fund

HYBRID
Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Templeton Income Fund

ASSET ALLOCATION
Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

FIXED INCOME
Franklin Adjustable U.S. Government Securities Fund(3)
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Limited Maturity U.S. Government Securities Fund(3)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(3)
Templeton Global Bond Fund
Templeton Global Total Return Fund
Templeton International Bond Fund

TAX-FREE INCOME(4)

NATIONAL
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(5)

LIMITED-/INTERMEDIATE-TERM
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC
Alabama
Arizona
California(6)
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(7)
Michigan(7)
Minnesota(7)
Missouri
New Jersey
New York(6)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust(8)

(1.) The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.

(2.) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(3.) An investment in the fund is neither insured nor guaranteed by the U.S.
     government or by any other entity or institution.

(4.) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(5.) The fund invests primarily in insured municipal securities.

(6.) These funds are available in four or more variations, including long-term portfolios, intermediate-term portfolios, portfolios of insured securities, a high-yield portfolio (CA only) and money market portfolios.

(7.) The Board of Trustees approved the elimination of the non-fundamental policy requiring the fund to invest at least 80% of net assets in insured municipal securities and the removal of the word "Insured" from the fund name. The changes became effective 2/17/09.

(8.) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

04/09                                          Not part of the semiannual report

(FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)   One Franklin Parkway
                                           San Mateo, CA 94403-1906

SIGN UP FOR EDELIVERY
Log onto franklintempleton.com and click "My Profile"

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN TEMPLETON
FUND ALLOCATOR SERIES

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
(800) DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FAS2 S2009 08/09










JUNE 30, 2009

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

Franklin Templeton
2015 Retirement Target Fund

Franklin Templeton
2025 Retirement Target Fund

Franklin Templeton
2035 Retirement Target Fund

Franklin Templeton
2045 Retirement Target Fund

SIGN UP FOR EDELIVERY
Log onto franklintempleton.com and click "My Profile"

                                    (GRAPHIC)

                                                                ASSET ALLOCATION

                               FRANKLIN TEMPLETON
                              FUND ALLOCATOR SERIES

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - TEMPLETON - MUTUAL SERIES

                            Franklin Templeton Investments

                            GAIN FROM OUR PERSPECTIVE(R)

                            Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--
                            Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE       Each of our portfolio management groups operates
                            autonomously, relying on its own research and
                            staying true to the unique investment disciplines
                            that underlie its success.

                            FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                            TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                            MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION        Because our management groups work independently and
                            adhere to different investment approaches, Franklin,
                            Templeton and Mutual Series funds typically have
                            distinct portfolios. That's why our funds can be
                            used to build truly diversified allocation plans
                            covering every major asset class.

RELIABILITY YOU CAN TRUST   At Franklin Templeton Investments, we seek to
                            consistently provide investors with exceptional
                            risk-adjusted returns over the long term, as well as
                            the reliable, accurate and personal service that has
                            helped us become one of the most trusted names in
                            financial services.

MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

                                    (GRAPHIC)

Not part of the semiannual report

                                    Contents

SHAREHOLDER LETTER ........................................................    1
SEMIANNUAL REPORT
Economic and Market Overview ..............................................    3
Franklin Templeton 2015 Retirement Target Fund ............................    5
Franklin Templeton 2025 Retirement Target Fund ............................   13
Franklin Templeton 2035 Retirement Target Fund ............................   21
Franklin Templeton 2045 Retirement Target Fund ............................   29
Financial Highlights and Statements of Investments ........................   37
Financial Statements ......................................................   57
Notes to Financial Statements .............................................   62
Shareholder Information ...................................................   72

Shareholder Letter

Dear Shareholder:

The six months ended June 30, 2009, offered some relief from the financial shocks of 2008. The U.S. economy, while still in a downturn, became marginally "less worse" as the recession seemed to loosen its grip. The federal stimulus package and interventions by the Federal Reserve appeared to gain some traction, and household spending began to stabilize. Many investors reentered the stock market, which started a rally in March that brought the major indexes off this cycle's lows. U.S. Treasury yields rose as investor risk aversion waned. Amid recent events, we think it is important to put short-term market developments in perspective. Keep in mind that we have navigated through past periods of high market volatility by remaining committed to our long-term perspective and disciplined investment philosophy. During such times, we search for bargains that we believe may be well positioned to become eventual winners. Although conditions remain challenging, our experience gives us ample reason to be optimistic about future market stabilization and recovery.

In the enclosed semiannual report for Franklin Templeton Retirement Target Funds, the portfolio manager discusses investment management decisions and Fund performance during the period under review. You will also find performance data and financial information. Please remember that all securities markets fluctuate, as do mutual fund share prices.

If you would like more frequent updates, franklintempleton.com provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely articles, and find helpful financial planning tools. We hope you will take advantage of these online services.

              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE


                      Not part of the semiannual report | 1

Although market conditions are constantly changing, we remain committed to our disciplined strategy as we manage the Funds. As always, we recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance. We firmly believe that most people benefit from professional advice, and that advice is invaluable as investors navigate changing market environments.

We thank you for investing with Franklin Templeton, welcome your questions and remain focused on serving your investment needs.

Sincerely,


/s/ Charles B. Johnson
Charles B. Johnson
Chairman
Franklin Templeton Fund Allocator Series

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF JUNE 30, 2009. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


                      2 | Not part of the semiannual report

Semiannual Report

Economic and Market Overview

During the six-month period ended June 30, 2009, the U.S. economy and stock markets seemed to stabilize after signs appeared that the recession's severity had eased. Strains on the banking system and credit markets that surfaced in 2008 improved in 2009's first half with the help of federal aid and tighter regulations. Despite rising unemployment, near period-end home sales edged higher, the decline in manufacturing activity slowed and consumer confidence started to pick up. Economic growth as measured by gross domestic product (GDP) fell at annualized rates of 6.4% and an estimated 1.0% in the first and second quarters of 2009.

Although the price of oil rose from $44 per barrel at the beginning of the period to $70 by period-end on speculation that the downturn was abating, it was still off more than 50% from its July 2008 record high.(1) June's inflation rate, as measured by the Consumer Price Index, was an annualized -1.4%, representing the steepest yearly decline in the cost of living in nearly six decades.(2) Core inflation, which excludes food and energy costs, rose at a 1.7% annualized rate, which was within the Federal Reserve Board's (Fed's) informal target range of 1.5%-2.0%.(2)

A deepening recession and decelerating inflation prompted Washington policymakers to keep interest rates low and enact stimulus plans -- including income tax cuts, aid to ailing state governments and funding for transportation infrastructure, school construction and high-tech projects. During the period under review, the Fed kept the federal funds target rate in a range of 0% to 0.25% and said the "pace of economic contraction is slowing" but the financial system had not yet returned to normal.

Most U.S. stocks suffered major losses through early March as investors worried about an uncertain future. Stocks then recovered somewhat from 12-year lows as investors perceived many bargains among the bear market fallout and data indicated the economy's pace of contraction was moderating. By June, however, fresh investor concerns about the economy and stock valuations reemerged and dampened the rally's momentum. For the six months under review, the blue chip stocks of the Dow Jones Industrial Average had a total return of -2.01%, while the broader Standard & Poor's 500 Index (S&P 500)

(1.)   Source: New York Mercantile Exchange.

(2.)   Source: Bureau of Labor Statistics.


                             Semiannual Report | 3
posted a +3.16% total return and the technology-heavy NASDAQ Composite Index returned +16.99%.(3)

Global equities followed the same trend. At the beginning of the period, with investor sentiment depressed and risk aversion elevated, defensive, non-cyclical sectors like utilities, consumer staples and health care were market leaders. As data emerged suggesting a fledgling recovery in the financials sector and a moderating pace of global economic contraction, investors regained some risk appetite, rotating capital back into cyclical sectors such as financials, materials and consumer discretionary. Resurgent risk appetite also buoyed emerging markets stocks, which delivered their best three-month returns on record from March through May 2009. Emerging market optimism in turn supported higher commodity prices, which gained the most since the bubble in hard assets burst in the summer of 2008. Also supporting commodity prices was a weaker U.S. dollar. Although systemic risk aversion and the consensus belief that the U.S. could lead the global economy out of recession helped strengthen the dollar at the beginning of the period, investors soon began to worry about the currency's ongoing stability in the face of aggressive and unconventional monetary policy, and the greenback lost value relative to most currencies for the six-month period.

In the reporting period's final weeks, global equity markets moderated as investors appeared to contemplate the rally's merits and reassess their new positions. Although sentiment had improved and most seemed to believe the global economy had exited the worst stage of this recessionary cycle, indicators remained mixed and lacked the sustainable upward trajectory investors had hoped for. In Europe, policymakers committed to an easier monetary regime, but the eurozone's industrial production declined, capacity utilization continued to shrink, and price deflation was recorded for the first time since data began in 1997.(4) In China, a stimulative monetary campaign spurred lending and fueled an annualized money growth rate of 26%, a powerful measure against near-term economic headwinds but a potentially dangerous catalyst for longer-term inflation and asset bubble formation.(5)

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS AND OPINIONS AS OF JUNE 30, 2009. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.

(3.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The NASDAQ Composite Index measures all NASDAQ domestic and international based common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.

(4.) Source: European Communities Eurostat.

(5.) Source: People's Bank of China.


                             4 | Semiannual Report

Franklin Templeton
2015 Retirement Target Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton 2015 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund's asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and short-term (money market) investments by investing in a distinctly weighted combination of Franklin Templeton mutual funds (underlying funds), within an increasing emphasis on income as the target date of 2015 approaches.

ASSET ALLOCATION*
Franklin Templeton 2015 Retirement Target Fund
Based on Total Net Assets as of 6/30/09

                                  (PIE CHART)

Domestic Equity ...........   44.9%
Foreign Equity ............   21.1%
Domestic Fixed Income .....   16.4%
Foreign Fixed Income ......    9.8%
Short-Term Investments &
   Other Net Assets .......    7.8%

* The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

We are pleased to bring you Franklin Templeton 2015 Retirement Target Fund's semiannual report for the period ended June 30, 2009.

PERFORMANCE OVERVIEW

Franklin Templeton 2015 Retirement Target Fund - Class A delivered a +9.75% cumulative total return for the six months ended June 30, 2009. By comparison the Fund's benchmarks, the Standard & Poor's 500 Index (S&P 500) and Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index for equities, the Barclays Capital (BC) U.S. Aggregate

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S SOI, WHICH BEGINS ON PAGE 41.


                             Semiannual Report | 5

TOP 10 FUND HOLDINGS
Franklin Templeton
2015 Retirement Target Fund
6/30/09

                                           % OF TOTAL
                                           NET ASSETS
                                           ----------
Franklin Flex Cap Growth Fund
- Advisor Class                               16.5%
Mutual Shares Fund
- Class Z                                     13.2%
Templeton Global Bond Fund
- Advisor Class                                9.1%
Franklin U.S. Government Securities Fund
- Advisor Class                                9.0%
Franklin Total Return Fund
- Advisor Class                                7.4%
Mutual European Fund
- Class Z                                      7.4%
Franklin Growth Opportunities Fund
- Advisor Class                                6.5%
Templeton Foreign Fund
- Advisor Class                                4.6%
Templeton China World Fund
- Advisor Class                                4.1%
Franklin Gold and Precious Metals Fund
- Advisor Class                                3.9%

Index for fixed income, and the Payden & Rygel (P&R) 90 Day U.S. T-Bill Index for short-term investments and other net assets, posted total returns of +3.16%, +8.42%, +1.90% and +0.08%, respectively, during the same time.(1) You can find other performance data in the Performance Summary beginning on page 8.

INVESTMENT STRATEGY

When selecting equity funds, we consider the underlying funds' foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed income funds, our primary focus is on maximizing income appropriate to the Fund's risk profile. In evaluating the risk level of the underlying funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each target fund in the same underlying funds and will vary the underlying funds' allocation percentages based upon each fund's risk/return level. We change the Fund's target asset allocation gradually over time, and it becomes increasingly conservative as the stated target date draws near.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to its allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

(1.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The BC U.S. Aggregate Index is a market-capitalization weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and non-convertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) by Moody's, Standard & Poor's or Fitch, respectively. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


                             6 | Semiannual Report

At period-end, Franklin Templeton 2015 Retirement Target Fund's domestic equity exposure was 68.0% of its total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2009, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Flex Cap Growth Fund - Advisor Class, at 16.5% of the Fund's total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 62.7% of the Fund's total fixed income weighting, with the balance in foreign fixed income. Templeton Global Bond Fund - Advisor Class was our largest fixed income fund weighting at 9.1% of total net assets.

Our largest domestic growth fund holding, Franklin Flex Cap Growth Fund - Advisor Class, and our largest domestic value fund holding, Mutual Shares Fund - Class Z, outperformed the S&P 500. Our largest foreign equity holding, Mutual European Fund - Class Z, underperformed the MSCI EAFE Index. On the fixed income side, Templeton Global Bond Fund - Advisor Class, Franklin U.S. Government Securities Fund - Advisor Class, and Franklin Total Return Fund - Advisor Class each outperformed the BC U.S. Aggregate Index.

Thank you for your continued participation in Franklin Templeton 2015 Retirement Target Fund. We look forward to serving your future investment needs.

(PHOTO OF T. ANTHONY COFFEY,CFA)


/s/ T. Anthony Coffey
T. Anthony Coffey, CFA
Portfolio Manager
Franklin Templeton 2015 Retirement Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2009, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                             Semiannual Report | 7

Performance Summary as of 6/30/09

FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: FTRAX)                    CHANGE   6/30/09   12/31/08
-----------------------                    ------   -------   --------
Net Asset Value (NAV)                      +$0.66    $8.80      $8.14
DISTRIBUTIONS (1/1/09-6/30/09)
Dividend Income                  $0.0733
Long-Term Capital Gain           $0.0528
   TOTAL                         $0.1261

CLASS C (SYMBOL: N/A)                      CHANGE   6/30/09   12/31/08
-----------------------                    ------   -------   --------
Net Asset Value (NAV)                      +$0.66    $8.74      $8.08
DISTRIBUTIONS (1/1/09-6/30/09)
Dividend Income                  $0.0442
Long-Term Capital Gain           $0.0528
   TOTAL                         $0.0970

CLASS R (SYMBOL: N/A)                      CHANGE   6/30/09   12/31/08
-----------------------                    ------   -------   --------
Net Asset Value (NAV)                      +$0.66    $8.78      $8.12
DISTRIBUTIONS (1/1/09-6/30/09)
Dividend Income                  $0.0654
Long-Term Capital Gain           $0.0528
   TOTAL                         $0.1182

ADVISOR CLASS (SYMBOL: N/A)                CHANGE   6/30/09   12/31/08
-----------------------                    ------   -------   --------
Net Asset Value (NAV)                      +$0.67    $8.82      $8.15
DISTRIBUTIONS (1/1/09-6/30/09)
Dividend Income                  $0.0850
Long-Term Capital Gain           $0.0528
   TOTAL                         $0.1378


                              8 | Semiannual Report

PERFORMANCE(1)

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES.

CLASS A                                        6-MONTH    1-YEAR   INCEPTION (8/1/06)
-------                                        -------   -------   ------------------
Cumulative Total Return(2)                       +9.75%   -12.51%         -2.55%
Average Annual Total Return(3)                   +3.40%   -17.51%         -2.88%
Value of $10,000 Investment(4)                 $10,340   $ 8,249         $9,185
   Total Annual Operating Expenses(5)
      Without Waiver                    2.14%
      With Waiver                       1.21%

CLASS C                                        6-MONTH    1-YEAR   INCEPTION (8/1/06)
-------                                        -------   -------   ------------------
Cumulative Total Return(2)                       +9.44%   -13.13%         -4.50%
Average Annual Total Return(3)                   +8.44%   -13.98%         -1.57%
Value of $10,000 Investment(4)                 $10,844   $ 8,602         $9,550
   Total Annual Operating Expenses(5)
      Without Waiver                    2.84%
      With Waiver                       1.91%

CLASS R                                        6-MONTH    1-YEAR   INCEPTION (8/1/06)
-------                                        -------   -------   ------------------
Cumulative Total Return(2)                       +9.67%   -12.72%         -3.14%
Average Annual Total Return(3)                   +9.67%   -12.72%         -1.09%
Value of $10,000 Investment(4)                 $10,967   $ 8,728         $9,686
   Total Annual Operating Expenses(5)
      Without Waiver                    2.34%
      With Waiver                       1.41%

ADVISOR CLASS                                  6-MONTH    1-YEAR   INCEPTION (8/1/06)
-------------                                  -------   -------   ------------------
Cumulative Total Return(2)                      +10.01%   -12.23%         -1.62%
Average Annual Total Return(3)                  +10.01%   -12.23%         -0.56%
Value of $10,000 Investment(4)                 $11,001   $ 8,777         $9,838
   Total Annual Operating Expenses(5)
      Without Waiver                    1.84%
      With Waiver                       0.91%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT franklintempleton.com OR CALL (800) 342-5236.

THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED TO WAIVE OR LIMIT ITS FEES AND TO ASSUME AS ITS OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND SO THAT COMMON EXPENSES (I.E., A COMBINATION OF ASSET ALLOCATION FEES AND OTHER EXPENSES, BUT EXCLUDING RULE 12B-1 FEES AND ACQUIRED FUND FEES AND EXPENSES) FOR EACH CLASS OF THE FUND DO NOT EXCEED 0.15% (OTHER THAN CERTAIN NON-ROUTINE EXPENSES OR COSTS, INCLUDING THOSE RELATING TO LITIGATION, INDEMNIFICATION, REORGANIZATIONS AND LIQUIDATIONS) UNTIL 4/30/10.


                              Semiannual Report | 9

ENDNOTES

WHILE AN ASSET ALLOCATION PLAN CAN BE A VALUABLE TOOL TO HELP REDUCE OVERALL VOLATILITY, ALL INVESTMENTS INVOLVE SOME DEGREE OF RISK. GENERALLY, INVESTORS SHOULD BE COMFORTABLE WITH FLUCTUATION IN THE VALUE OF THEIR INVESTMENTS, ESPECIALLY OVER THE SHORT TERM. STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT THEY TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORTER TERM. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THOSE SAME RISKS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

(1.) If the manager had not waived fees, the Fund's total returns would have been lower.

(2.) Cumulative total return represents the change in value of an investment over the periods indicated.

(3.) Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

(4.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(5.) Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.


                             10 | Semiannual Report

Your Fund's Expenses

FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                             Semiannual Report | 11

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                   BEGINNING         ENDING       EXPENSES PAID    EXPENSES PAID
                                 ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD*   DURING PERIOD**
                                     1/1/09         6/30/09      1/1/09-6/30/09    1/1/09-6/30/09
                                 -------------   -------------   --------------   ---------------
CLASS A
Actual                               $1,000        $1,097.50          $2.44            $ 6.60
Hypothetical
   (5% return before expenses)       $1,000        $1,022.46          $2.36            $ 6.36
CLASS C
Actual                               $1,000        $1,094.40          $6.13            $10.28
Hypothetical
   (5% return before expenses)       $1,000        $1,018.94          $5.91            $ 9.89
CLASS R
Actual                               $1,000        $1,096.70          $3.48            $ 7.64
Hypothetical
   (5% return before expenses)       $1,000        $1,021.47          $3.36            $ 7.35
ADVISOR CLASS
Actual                               $1,000        $1,100.10          $0.89            $ 5.05
Hypothetical
   (5% return before expenses)       $1,000        $1,023.95          $0.85            $ 4.86

* Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.47%; C: 1.18%; R: 0.67%; and Advisor:
     0.17%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. A portion of the Fund's expenses have been paid by the underlying funds in which the Fund invests.

** Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 1.27%; C: 1.98%; R: 1.47%; and Advisor:
     0.97%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. A portion of the Fund's expenses have been paid by the underlying funds in which the Fund invests.


                             12 | Semiannual Report

Franklin Templeton
2025 Retirement Target Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton 2025 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund's asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and short-term (money market) investments by investing in a distinctly weighted combination of Franklin Templeton mutual funds (underlying funds), within an increasing emphasis on income as the target date of 2025 approaches.

ASSET ALLOCATION*

Franklin Templeton 2025 Retirement Target Fund
Based on Total Net Assets as of 6/30/09

Domestic Equity.............................   53.1%
Foreign Equity..............................   24.3%
Domestic Fixed Income.......................    9.8%
Foreign Fixed Income........................    5.9%
Short-Term Investments & Other Net Assets...    6.9%

* The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

We are pleased to bring you Franklin Templeton 2025 Retirement Target Fund's semiannual report for the period ended June 30, 2009.

PERFORMANCE OVERVIEW

Franklin Templeton 2025 Retirement Target Fund - Class A delivered a +9.84% cumulative total return for the six months ended June 30, 2009. By comparison the Fund's benchmarks, the Standard & Poor's 500 Index (S&P 500) and Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index for equities, the Barclays Capital (BC)

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S SOI, WHICH BEGINS ON PAGE 46.


                             Semiannual Report | 13

TOP 10 FUND HOLDINGS

Franklin Templeton
2025 Retirement Target Fund
6/30/09

                                            % OF TOTAL
                                            NET ASSETS
                                            ----------
Franklin Flex Cap Growth Fund
- Advisor Class                                19.4%
Mutual Shares Fund
- Class Z                                      15.7%
Mutual European Fund
- Class Z                                       8.8%
Franklin Growth Opportunities Fund
- Advisor Class                                 7.8%
Templeton Global Bond Fund
- Advisor Class                                 5.5%
Franklin U.S. Government Securities Fund
- Advisor Class                                 5.3%
Templeton Foreign Fund
- Advisor Class                                 5.0%
Templeton China World Fund
- Advisor Class                                 4.7%
Franklin Total Return Fund
- Advisor Class                                 4.5%
Franklin Gold and Precious Metals Fund
- Advisor Class                                 4.4%

U.S. Aggregate Index for fixed income, and the Payden & Rygel (P&R) 90 Day U.S. T-Bill Index for short-term investments and other net assets, posted total returns of +3.16%, +8.42%, +1.90% and +0.08%, respectively, during the same time.(1) You can find other performance data in the Performance Summary beginning on page 16.

INVESTMENT STRATEGY

When selecting equity funds, we consider the underlying funds' foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed income funds, our primary focus is on maximizing income appropriate to the Fund's risk profile. In evaluating the risk level of the underlying funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each target fund in the same underlying funds and will vary the underlying funds' allocation percentages based upon each fund's risk/return level. We change the Fund's target asset allocation gradually over time, and it becomes increasingly conservative as the stated target date draws near.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to its allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

(1.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The BC U.S. Aggregate Index is a market-capitalization weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and non-convertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) by Moody's, Standard & Poor's or Fitch, respectively. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


                             14 | Semiannual Report

At period-end, Franklin Templeton 2025 Retirement Target Fund's domestic equity exposure was 68.6% of its total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2009, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Flex Cap Growth Fund - Advisor Class, at 19.4% of the Fund's total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 62.6% of the Fund's total fixed income weighting, with the balance in foreign fixed income. Templeton Global Bond Fund - Advisor Class was our largest fixed income fund weighting at 5.5% of total net assets.

Our largest domestic growth fund holding, Franklin Flex Cap Growth Fund - Advisor Class, and our largest domestic value fund holding, Mutual Shares Fund - Class Z, outperformed the S&P 500. Our largest foreign equity holding, Mutual European Fund - Class Z, underperformed the MSCI EAFE Index. On the fixed income side, Templeton Global Bond Fund - Advisor Class and Franklin U.S. Government Securities Fund - Advisor Class outperformed the BC U.S. Aggregate Index.

Thank you for your continued participation in Franklin Templeton 2025 Retirement Target Fund. We look forward to serving your future investment needs.

(PHOTO OF T. ANTHONY COFFEY)


/s/ T. Anthony Coffey
T. Anthony Coffey, CFA
Portfolio Manager
Franklin Templeton 2025 Retirement Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2009, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                             Semiannual Report | 15

Performance Summary as of 6/30/09

FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: FTRTX)                           CHANGE   6/30/09   12/31/08
-----------------------                           ------   -------   --------
Net Asset Value (NAV)                             +$0.62    $8.09      $7.47
DISTRIBUTIONS (1/1/09-6/30/09)
Dividend Income                         $0.0130
Long-Term Capital Gain                  $0.1001
   TOTAL                                $0.1131

CLASS C (SYMBOL: N/A)                             CHANGE   6/30/09   12/31/08
---------------------                             ------   -------   --------
Net Asset Value (NAV)                             +$0.58    $8.01      $7.43
DISTRIBUTIONS (1/1/09-6/30/09)
Dividend Income                         $0.0130
Long-Term Capital Gain                  $0.1001
   TOTAL                                $0.1131

CLASS R (SYMBOL: N/A)                             CHANGE   6/30/09   12/31/08
---------------------                             ------   -------   --------
Net Asset Value (NAV)                             +$0.61    $8.08      $7.47
DISTRIBUTIONS (1/1/09-6/30/09)
Dividend Income                         $0.0130
Long-Term Capital Gain                  $0.1001
   TOTAL                                $0.1131

ADVISOR CLASS (SYMBOL: N/A)                       CHANGE   6/30/09   12/31/08
---------------------------                       ------   -------   --------
Net Asset Value (NAV)                             +$0.62    $8.10      $7.48
DISTRIBUTIONS (1/1/09-6/30/09)
Dividend Income                         $0.0130
Long-Term Capital Gain                  $0.1001
   TOTAL                                $0.1131


                             16 | Semiannual Report

PERFORMANCE(1)

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES.

CLASS A                                         6-MONTH   1-YEAR    INCEPTION (8/1/06)
-------                                         -------   -------   ------------------
Cumulative Total Return(2)                        +9.84%   -18.10%         -9.61%
Average Annual Total Return(3)                    +3.47%   -22.79%         -5.35%
Value of $10,000 Investment(4)                  $10,347   $ 7,721        $ 8,519
   Total Annual Operating Expenses(5)
      Without Waiver                    2.32%
      With Waiver                       1.26%

CLASS C                                         6-MONTH   1-YEAR    INCEPTION (8/1/06)
-------                                         -------   -------   ------------------
Cumulative Total Return(2)                        +9.35%   -18.69%        -11.36%
Average Annual Total Return(3)                    +8.35%   -19.48%         -4.05%
Value of $10,000 Investment(4)                  $10,835   $ 8,052        $ 8,864
   Total Annual Operating Expenses(5)
      Without Waiver                    3.02%
      With Waiver                       1.96%

CLASS R                                         6-MONTH   1-YEAR    INCEPTION (8/1/06)
-------                                         -------   -------   ------------------
Cumulative Total Return(2)                        +9.71%   -18.28%        -10.08%
Average Annual Total Return(3)                    +9.71%   -18.28%         -3.58%
Value of $10,000 Investment(4)                  $10,971   $ 8,172        $ 8,992
   Total Annual Operating Expenses(5)
      Without Waiver                    2.52%
      With Waiver                       1.46%

ADVISOR CLASS                                   6-MONTH   1-YEAR    INCEPTION (8/1/06)
-------------                                   -------   -------   ------------------
Cumulative Total Return(2)                        +9.83%   -17.93%        -8.93%
Average Annual Total Return(3)                    +9.83%   -17.93%        -3.16%
Value of $10,000 Investment(4)                  $10,983   $ 8,207        $9,107
   Total Annual Operating Expenses(5)
      Without Waiver                    2.02%
      With Waiver                       0.96%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT franklintempleton.com OR CALL (800) 342-5236.

THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED TO WAIVE OR LIMIT ITS FEES AND TO ASSUME AS ITS OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND SO THAT COMMON EXPENSES (I.E., A COMBINATION OF ASSET ALLOCATION FEES AND OTHER EXPENSES, BUT EXCLUDING RULE 12B-1 FEES AND ACQUIRED FUND FEES AND EXPENSES) FOR EACH CLASS OF THE FUND DO NOT EXCEED 0.15% (OTHER THAN CERTAIN NON-ROUTINE EXPENSES OR COSTS, INCLUDING THOSE RELATING TO LITIGATION, INDEMNIFICATION, REORGANIZATIONS AND LIQUIDATIONS) UNTIL 4/30/10.


                             Semiannual Report | 17

ENDNOTES

WHILE AN ASSET ALLOCATION PLAN CAN BE A VALUABLE TOOL TO HELP REDUCE OVERALL VOLATILITY, ALL INVESTMENTS INVOLVE SOME DEGREE OF RISK. GENERALLY, INVESTORS SHOULD BE COMFORTABLE WITH FLUCTUATION IN THE VALUE OF THEIR INVESTMENTS, ESPECIALLY OVER THE SHORT TERM. STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT THEY TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORTER TERM. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THOSE SAME RISKS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

(1.) If the manager had not waived fees, the Fund's total returns would have been lower.

(2.) Cumulative total return represents the change in value of an investment over the periods indicated.

(3.) Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

(4.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(5.) Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.


                             18 | Semiannual Report

Your Fund's Expenses

FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                             Semiannual Report | 19

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                BEGINNING        ENDING        EXPENSES PAID    EXPENSES PAID
                              ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD*   DURING PERIOD**
                                  1/1/09         6/30/09      1/1/09-6/30/09    1/1/09-6/30/09
                              -------------   -------------   --------------   ---------------
CLASS A
Actual                            $1,000        $1,098.40          $2.45            $ 6.87
Hypothetical
   (5% return before expenses)    $1,000        $1,022.46          $2.36            $ 6.61
CLASS C
Actual                            $1,000        $1,093.50          $6.07            $10.49
Hypothetical
   (5% return before expenses)    $1,000        $1,018.99          $5.86            $10.09
CLASS R
Actual                            $1,000        $1,097.10          $3.48            $ 7.90
Hypothetical
   (5% return before expenses)    $1,000        $1,021.47          $3.36            $ 7.60
ADVISOR CLASS
Actual                            $1,000        $1,098.30          $0.88            $ 5.31
Hypothetical
   (5% return before expenses)    $1,000        $1,023.95          $0.85            $ 5.11

* Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.47%; C: 1.17%; R: 0.67%; and Advisor:
     0.17%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. A portion of the Fund's expenses have been paid by the underlying funds in which the Fund invests.

** Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 1.32%; C: 2.02%; R: 1.52%; and Advisor:
     1.02%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. A portion of the Fund's expenses have been paid by the underlying funds in which the Fund invests.


                             20 | Semiannual Report

Franklin Templeton
2035 Retirement Target Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton 2035 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund's asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and short-term (money market) investments by investing in a distinctly weighted combination of Franklin Templeton mutual funds (underlying funds), within an increasing emphasis on income as the target date of 2035 approaches.

ASSET ALLOCATION*
Franklin Templeton 2035 Retirement Target Fund
Based on Total Net Assets as of 6/30/09

                                  (PIE CHART)

Domestic Equity ...........   64.6%
Foreign Equity ............   29.3%
Domestic Fixed Income .....    3.0%
Foreign Fixed Income ......    1.8%
Short-Term Investments &
   Other Net Assets .......    1.3%

* The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

We are pleased to bring you Franklin Templeton 2035 Retirement Target Fund's semiannual report for the period ended June 30, 2009.

PERFORMANCE OVERVIEW

Franklin Templeton 2035 Retirement Target Fund - Class A delivered a +10.75% cumulative total return for the six months ended June 30, 2009. By comparison the Fund's benchmarks, the Standard & Poor's 500 Index (S&P 500) and Morgan Stanley Capital International (MSCI) Europe,

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S SOI, WHICH BEGINS ON PAGE 51.


                             Semiannual Report | 21

TOP 10 FUND HOLDINGS
Franklin Templeton
2035 Retirement Target Fund
6/30/09

                                         % OF TOTAL
                                         NET ASSETS
                                         ----------
Franklin Flex Cap Growth Fund
   - Advisor Class                          23.4%
Mutual Shares Fund
   - Class Z                                19.5%
Mutual European Fund
   - Class Z                                10.4%
Franklin Growth Opportunities Fund
   - Advisor Class                           9.3%
Templeton Foreign Fund
   - Advisor Class                           6.0%
Franklin Gold and Precious Metals Fund
   - Advisor Class                           5.7%
Templeton China World Fund
   - Advisor Class                           5.6%
Franklin MicroCap Value Fund
   - Advisor Class                           4.3%
Franklin Natural Resources Fund
   - Advisor Class                           4.1%
Franklin Small Cap Growth Fund
   - Advisor Class                           4.0%

Australasia, Far East (EAFE) Index for equities, the Barclays Capital (BC) U.S. Aggregate Index for fixed income, and the Payden & Rygel (P&R) 90 Day U.S. T-Bill Index for short-term investments and other net assets, posted total returns of +3.16%, +8.42%, +1.90% and +0.08%, respectively, during the same time.(1) You can find other performance data in the Performance Summary beginning on page 24.

INVESTMENT STRATEGY

When selecting equity funds, we consider the underlying funds' foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed income funds, our primary focus is on obtaining a maximum amount of current income. In evaluating the risk level of the underlying funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund in the same underlying funds and will vary the underlying funds' allocation percentages based upon each Fund's risk/return level. We change the Fund's target asset allocation gradually over time, and it becomes increasingly conservative as the stated target date draws near.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to its allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

(1.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The BC U.S. Aggregate Index is a market-capitalization weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and non-convertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) by Moody's, Standard & Poor's or Fitch, respectively. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


                             22 | Semiannual Report

At period-end, Franklin Templeton 2035 Retirement Target Fund's domestic equity exposure was 68.8% of its total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2009, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Flex Cap Growth Fund - Advisor Class, at 23.4% of the Fund's total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 63.0% of the Fund's total fixed income weighting, with the balance in foreign fixed income.

The Fund's largest domestic growth fund holding, Franklin Flex Cap Growth Fund - Advisor Class, and our largest domestic value fund holding, Mutual Shares Fund - Class Z, outperformed the S&P 500. Our largest foreign equity holding, Mutual European Fund - Class Z, underperformed the MSCI EAFE Index; while Templeton Foreign Fund - Advisor Class outperformed the MSCI EAFE Index.

Thank you for your continued participation in Franklin Templeton 2035 Retirement Target Fund. We look forward to serving your future investment needs.

(PHOTO OF T. ANTHONY COFFEY, CFA)


/s/ T. Anthony Coffey
T. Anthony Coffey, CFA
Portfolio Manager
Franklin Templeton 2035 Retirement Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2009, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                             Semiannual Report | 23

Performance Summary as of 6/30/09

FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: N/A)                      CHANGE   6/30/09   12/31/08
---------------------                      ------   -------   --------
Net Asset Value (NAV)                      +$0.65    $7.77      $7.12
DISTRIBUTIONS (1/1/09-6/30/09)
Dividend Income                  $0.0148
Long-Term Capital Gain           $0.0982
   TOTAL                         $0.1130

CLASS C (SYMBOL: N/A)                      CHANGE   6/30/09   12/31/08
---------------------                      ------   -------   --------
Net Asset Value (NAV)                      +$0.61    $7.67      $7.06
DISTRIBUTIONS (1/1/09-6/30/09)
Dividend Income                  $0.0148
Long-Term Capital Gain           $0.0982
   TOTAL                         $0.1130

CLASS R (SYMBOL: N/A)                      CHANGE   6/30/09   12/31/08
---------------------                      ------   -------   --------
Net Asset Value (NAV)                      +$0.64    $7.77      $7.13
DISTRIBUTIONS (1/1/09-6/30/09)
Dividend Income                  $0.0148
Long-Term Capital Gain           $0.0982
   TOTAL                         $0.1130

ADVISOR CLASS (SYMBOL: N/A)                CHANGE   6/30/09   12/31/08
---------------------------                ------   -------   --------
Net Asset Value (NAV)                      +$0.66    $7.80      $7.14
DISTRIBUTIONS (1/1/09-6/30/09)
Dividend Income                  $0.0148
Long-Term Capital Gain           $0.0982
   TOTAL                         $0.1130


                             24 | Semiannual Report

PERFORMANCE(1)

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES.

CLASS A                                        6-MONTH   1-YEAR   INCEPTION (8/1/06)
-------                                        -------   ------   ------------------
Cumulative Total Return(2)                      +10.75%  -21.35%         -13.04%
Average Annual Total Return(3)                   +4.44%  -25.88%          -6.60%
Value of $10,000 Investment(4)                 $10,444   $7,412         $ 8,196
   Total Annual Operating Expenses(5)
      Without Waiver                    2.99%
      With Waiver                       1.30%

CLASS C                                        6-MONTH   1-YEAR   INCEPTION (8/1/06)
-------                                        -------   ------   ------------------
Cumulative Total Return(2)                      +10.28%  -21.91%         -14.86%
Average Annual Total Return(3)                   +9.28%  -22.68%          -5.37%
Value of $10,000 Investment(4)                 $10,928   $7,732         $ 8,514
   Total Annual Operating Expenses(5)
      Without Waiver                    3.69%
      With Waiver                       2.00%

CLASS R                                        6-MONTH   1-YEAR   INCEPTION (8/1/06)
-------                                        -------   ------   ------------------
Cumulative Total Return(2)                      +10.60%  -21.45%         -13.52%
Average Annual Total Return(3)                  +10.60%  -21.45%          -4.87%
Value of $10,000 Investment(4)                 $11,060   $7,855         $ 8,648
   Total Annual Operating Expenses(5)
      Without Waiver                    3.19%
      With Waiver                       1.50%

ADVISOR CLASS                                  6-MONTH   1-YEAR   INCEPTION (8/1/06)
-------------                                  -------   ------   ------------------
Cumulative Total Return(2)                      +10.86%  -21.12%         -12.25%
Average Annual Total Return(3)                  +10.86%  -21.12%          -4.39%
Value of $10,000 Investment(4)                 $11,086   $7,888         $ 8,775
   Total Annual Operating Expenses(5)
      Without Waiver                    2.69%
      With Waiver                       1.00%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT franklintempleton.com OR CALL (800) 342-5236.

THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED TO WAIVE OR LIMIT ITS FEES AND TO ASSUME AS ITS OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND SO THAT COMMON EXPENSES (I.E., A COMBINATION OF ASSET ALLOCATION FEES AND OTHER EXPENSES, BUT EXCLUDING RULE 12B-1 FEES AND ACQUIRED FUND FEES AND EXPENSES) FOR EACH CLASS OF THE FUND DO NOT EXCEED 0.15% (OTHER THAN CERTAIN NON-ROUTINE EXPENSES OR COSTS, INCLUDING THOSE RELATING TO LITIGATION, INDEMNIFICATION, REORGANIZATIONS AND LIQUIDATIONS) UNTIL 4/30/10.


                             Semiannual Report | 25

ENDNOTES

WHILE AN ASSET ALLOCATION PLAN CAN BE A VALUABLE TOOL TO HELP REDUCE OVERALL VOLATILITY, ALL INVESTMENTS INVOLVE SOME DEGREE OF RISK. GENERALLY, INVESTORS SHOULD BE COMFORTABLE WITH FLUCTUATION IN THE VALUE OF THEIR INVESTMENTS, ESPECIALLY OVER THE SHORT TERM. STOCKS HAVE HISTORICALLY OUT- PERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT THEY TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORTER TERM. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THOSE SAME RISKS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

(1.) If the manager had not waived fees, the Fund's total returns would have been lower.

(2.) Cumulative total return represents the change in value of an investment over the periods indicated.

(3.) Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

(4.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(5.) Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.


                             26 | Semiannual Report

Your Fund's Expenses

FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                             Semiannual Report | 27

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                   BEGINNING         ENDING       EXPENSES PAID    EXPENSES PAID
                                 ACCOUNT VALUE   ACCOUNT VALUE   DURING PERIOD*   DURING PERIOD**
                                     1/1/09          6/30/09     1/1/09-6/30/09    1/1/09-6/30/09
                                 -------------   -------------   --------------   ---------------
CLASS A
Actual                              $1,000         $1,107.50          $2.40            $ 7.05
Hypothetical
   (5% return before expenses)      $1,000         $1,022.51          $2.31            $ 6.76
CLASS C
Actual                              $1,000         $1,102.80          $6.10            $10.74
Hypothetical
   (5% return before expenses)      $1,000         $1,018.99          $5.86            $10.29
CLASS R
Actual                              $1,000         $1,106.00          $3.45            $ 8.09
Hypothetical
   (5% return before expenses)      $1,000         $1,021.52          $3.31            $ 7.75
ADVISOR CLASS
Actual                              $1,000         $1,108.60          $0.84            $ 5.49
Hypothetical
   (5% return before expenses)      $1,000         $1,024.00          $0.80            $ 5.26

* Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.46%; C: 1.17%; R: 0.66%; and Advisor:
     0.16%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. A portion of the Fund's expenses have been paid by the underlying funds in which the Fund invests.

** Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 1.35%; C: 2.06%; R: 1.55%; and Advisor:
     1.05%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. A portion of the Fund's expenses have been paid by the underlying funds in which the Fund invests.


                             28 | Semiannual Report

Franklin Templeton
2045 Retirement Target Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton 2045 Retirement Target Fund seeks the highest level of long-term total return, which consists of capital appreciation and income, consistent with the Fund's asset allocation. The Fund allocates among the broad asset classes of equity, fixed income and short-term (money market) investments by investing in a distinctly weighted combination of Franklin Templeton mutual funds (underlying funds), within an increasing emphasis on income as the target date of 2045 approaches.

ASSET ALLOCATION*

Franklin Templeton 2045 Retirement Target Fund
Based on Total Net Assets as of 6/30/09

                                   (PIE CHART)

Domestic Equity ............................   67.3%
Foreign Equity .............................   31.4%
Short-Term Investments & Other Net Assets ..    1.3%

* The asset allocation is based on the Statement of Investments (SOI), which classifies each underlying fund into a broad asset class.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

We are pleased to bring you Franklin Templeton 2045 Retirement Target Fund's semiannual report for the period ended June 30, 2009.

PERFORMANCE OVERVIEW

Franklin Templeton 2045 Retirement Target Fund - Class A delivered a cumulative total return of +11.00% for the six months ended June 30, 2009. By comparison the Fund's benchmarks, the Standard & Poor's 500 Index (S&P 500) and Morgan Stanley Capital International (MSCI) Europe,

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S SOI, WHICH BEGINS ON PAGE 56.


                             Semiannual Report | 29

TOP 10 FUND HOLDINGS
Franklin Templeton
2045 Retirement Target Fund 6/30/09

                                         % OF TOTAL
                                         NET ASSETS
                                         ----------
Franklin Flex Cap Growth Fund
- Advisor Class                             23.9%
Mutual Shares Fund
- Class Z                                   19.8%
Mutual European Fund
- Class Z                                   11.2%
Franklin Growth Opportunities Fund
- Advisor Class                             10.1%
Templeton Foreign Fund
- Advisor Class                              6.3%
Templeton China World Fund
- Advisor Class                              6.1%
Franklin Gold and Precious Metals Fund
- Advisor Class                              6.0%
Franklin MicroCap Value Fund
- Advisor Class                              4.6%
Franklin Natural Resources Fund
- Advisor Class                              4.5%
Franklin Small Cap Growth Fund
- Advisor Class                              4.3%

Australasia, Far East (EAFE) Index for equities, the Barclays Capital (BC) U.S. Aggregate Index for fixed income, and the Payden & Rygel (P&R) 90 Day U.S. T-Bill Index for short-term investments and other net assets, posted total returns of +3.16%, +8.42%, +1.90% and +0.08%, respectively, during the same time.(1) You can find other performance data in the Performance Summary beginning on page 32.

INVESTMENT STRATEGY

When selecting equity funds, we consider the underlying funds' foreign and domestic exposure, market capitalization ranges, and investment style (growth vs. value). When selecting fixed income funds, our primary focus is on obtaining a maximum amount of current income. In evaluating the risk level of the underlying funds, we analyze such factors as: (a) relative and absolute performance, including correlations with other underlying funds as well as corresponding benchmarks, and (b) their volatility (the variability of returns from one period to the next). We attempt to invest the assets of each Fund in the same underlying funds and will vary the underlying funds' allocation percentages based upon each Fund's risk/return level. We change the Fund's target asset allocation gradually over time, and it becomes increasingly conservative as the stated target date draws near.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to its allocation among equities and short-term investments and other net assets, and by the actual performance of the selected underlying funds. This allocation shifts every year, in accordance with the retirement date associated with the portfolio.

(1.) Source: (C) 2009 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The BC U.S. Aggregate Index is a market-capitalization weighted index representing the U.S. investment-grade, fixed-rate, taxable bond market with index components for government and corporate, mortgage pass-through and asset-backed securities. All issues included are SEC registered, taxable, dollar denominated and non-convertible, must have at least one year to final maturity and must be rated investment grade (Baa3/BBB-/BBB- or higher) by Moody's, Standard & Poor's or Fitch, respectively. The P&R 90 Day U.S. T-Bill Index is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The value of Treasuries, if held to maturity, is fixed; principal is guaranteed and interest is fixed. The indexes are unmanaged and include reinvestment of any income or distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


                             30 | Semiannual Report

At period-end, Franklin Templeton 2045 Retirement Target Fund's domestic equity exposure was 68.2% of its total equity weighting, and foreign equity made up the balance. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2009, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Flex Cap Growth Fund - Advisor Class, at 23.9% of the Fund's total net assets, was our largest equity fund weighting at period-end.

The Fund's largest domestic growth fund holding, Franklin Flex Cap Growth Fund - Advisor Class, and our largest domestic value fund holding, Mutual Shares Fund - Class Z, outperformed the S&P 500. Our largest foreign equity holding, Mutual European Fund - Class Z, underperformed the MSCI EAFE Index, while Templeton Foreign Fund - Advisor Class outperformed the MSCI EAFE Index.

Thank you for your continued participation in Franklin Templeton 2045 Retirement Target Fund. We look forward to serving your future investment needs.

(PHOTO OF T. ANTHONY COFFEY)


/s/ T. Anthony Coffey
T. Anthony Coffey, CFA
Portfolio Manager
Franklin Templeton 2045 Retirement Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2009, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                             Semiannual Report | 31

Performance Summary as of 6/30/09

FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: N/A)                             CHANGE   6/30/09   12/31/08
---------------------                             ------   -------   --------
Net Asset Value (NAV)                             +$0.61    $7.50      $6.89
DISTRIBUTIONS (1/1/09-6/30/09)
Dividend Income                         $0.0026
Long-Term Capital Gain                  $0.1448
   TOTAL                                $0.1474

CLASS C (SYMBOL: N/A)                             CHANGE   6/30/09   12/31/08
---------------------                             ------   -------   --------
Net Asset Value (NAV)                             +$0.58    $7.39      $6.81
DISTRIBUTIONS (1/1/09-6/30/09)
Dividend Income                         $0.0026
Long-Term Capital Gain                  $0.1448
   TOTAL                                $0.1474

CLASS R (SYMBOL: N/A)                             CHANGE   6/30/09   12/31/08
---------------------                             ------   -------   --------
Net Asset Value (NAV)                             +$0.61    $7.49      $6.88
DISTRIBUTIONS (1/1/09-6/30/09)
Dividend Income                         $0.0026
Long-Term Capital Gain                  $0.1448
   TOTAL                                $0.1474

ADVISOR CLASS (SYMBOL: N/A)                       CHANGE   6/30/09   12/31/08
---------------------------                       ------   -------   --------
Net Asset Value (NAV)                             +$0.64    $7.53      $6.89
DISTRIBUTIONS (1/1/09-6/30/09)
Dividend Income                         $0.0026
Long-Term Capital Gain                  $0.1448
   TOTAL                                $0.1474


                             32 | Semiannual Report

PERFORMANCE(1)

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES.

CLASS A                                        6-MONTH    1-YEAR   INCEPTION (8/1/06)
-------                                        -------   -------   ------------------
Cumulative Total Return(2)                     +11.00%    -22.95%        -14.56%
Average Annual Total Return(3)                  +4.62%    -27.36%         -7.17%
Value of $10,000 Investment(4)                 $10,462   $ 7,264        $ 8,052
   Total Annual Operating Expenses(5)
      Without Waiver                    3.99%
      With Waiver                       1.32%

CLASS C                                        6-MONTH    1-YEAR   INCEPTION (8/1/06)
-------                                        -------   -------   ------------------
Cumulative Total Return(2)                     +10.69%    -23.56%        -16.29%
Average Annual Total Return(3)                  +9.69%    -24.30%         -5.92%
Value of $10,000 Investment(4)                 $10,969   $ 7,570        $ 8,371
   Total Annual Operating Expenses(5)
      Without Waiver                    4.69%
      With Waiver                       2.02%

CLASS R                                        6-MONTH    1-YEAR   INCEPTION (8/1/06)
-------                                        -------   -------   ------------------
Cumulative Total Return(2)                     +11.02%    -23.14%        -15.03%
Average Annual Total Return(3)                 +11.02%    -23.14%         -5.44%
Value of $10,000 Investment(4)                 $11,102   $ 7,686        $ 8,497
   Total Annual Operating Expenses(5)
      Without Waiver                    4.19%
      With Waiver                       1.52%

ADVISOR CLASS                                  6-MONTH    1-YEAR   INCEPTION (8/1/06)
-------------                                  -------   -------   ------------------
Cumulative Total Return(2)                     +11.44%    -22.73%        -13.75%
Average Annual Total Return(3)                 +11.44%    -22.73%         -4.95%
Value of $10,000 Investment(4)                 $11,144   $ 7,727        $ 8,625
   Total Annual Operating Expenses(5)
      Without Waiver                    3.69%
      With Waiver                       1.02%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT franklintempleton.com OR CALL (800) 342-5236.

THE INVESTMENT MANAGER HAS CONTRACTUALLY AGREED TO WAIVE OR LIMIT ITS FEES AND TO ASSUME AS ITS OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND SO THAT COMMON EXPENSES (I.E., A COMBINATION OF ASSET ALLOCATION FEES AND OTHER EXPENSES, BUT EXCLUDING RULE 12B-1 FEES AND ACQUIRED FUND FEES AND EXPENSES) FOR EACH CLASS OF THE FUND DO NOT EXCEED 0.15% (OTHER THAN CERTAIN NON-ROUTINE EXPENSES OR COSTS, INCLUDING THOSE RELATING TO LITIGATION, INDEMNIFICATION, REORGANIZATIONS AND LIQUIDATIONS) UNTIL 4/30/10.


                             Semiannual Report | 33

ENDNOTES

WHILE AN ASSET ALLOCATION PLAN CAN BE A VALUABLE TOOL TO HELP REDUCE OVERALL VOLATILITY, ALL INVESTMENTS INVOLVE SOME DEGREE OF RISK. GENERALLY, INVESTORS SHOULD BE COMFORTABLE WITH FLUCTUATION IN THE VALUE OF THEIR INVESTMENTS, ESPECIALLY OVER THE SHORT TERM. STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT THEY TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORTER TERM. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION OF INTEREST RATES. THUS, AS PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THOSE SAME RISKS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C:       These shares have higher annual fees and expenses than Class
               A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

(1.) If the manager had not waived fees, the Fund's total returns would have been lower.

(2.) Cumulative total return represents the change in value of an investment over the periods indicated.

(3.) Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

(4.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(5.) Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.


                             34 | Semiannual Report

Your Fund's Expenses

FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                             Semiannual Report | 35

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                   BEGINNING        ENDING        EXPENSES PAID     EXPENSES PAID
                                 ACCOUNT VALUE   ACCOUNT VALUE    DURING PERIOD*   DURING PERIOD**
                                     1/1/09          6/30/09      1/1/09-6/30/09    1/1/09-6/30/09
                                 -------------   -------------   ---------------   ---------------
CLASS A
Actual                               $1,000        $1,110.00          $2.35             $ 7.17
Hypothetical
   (5% return before expenses)       $1,000        $1,022.56          $2.26             $ 6.85
CLASS C
Actual                               $1,000        $1,106.90          $6.01             $10.81
Hypothetical
   (5% return before expenses)       $1,000        $1,019.09          $5.76             $10.34
CLASS R
Actual                               $1,000        $1,110.20          $3.40             $ 8.21
Hypothetical
   (5% return before expenses)       $1,000        $1,021.57          $3.26             $ 7.85
ADVISOR CLASS
Actual                               $1,000        $1,114.40          $0.79             $ 5.61
Hypothetical
   (5% return before expenses)       $1,000        $1,024.05          $0.75             $ 5.36

* Expenses are calculated using the most recent six-month expense ratio excluding expenses of the underlying funds, net of expense waivers, annualized for each class (A: 0.45%; C: 1.15%; R: 0.65%; and Advisor:
     0.15%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. A portion of the Fund's expenses have been paid by the underlying funds in which the Fund invests.

** Expenses are calculated using the most recent six-month expense ratio including expenses of the underlying funds, net of expense waivers, annualized for each class (A: 1.37%; C: 2.07%; R: 1.57%; and Advisor:
     1.07%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period. A portion of the Fund's expenses have been paid by the underlying funds in which the Fund invests.


                             36 | Semiannual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND

                                                          SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,
                                                            JUNE 30, 2009    ----------------------------
CLASS A                                                      (UNAUDITED)       2008      2007     2006(a)
-------                                                   ----------------   -------    ------    -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..................        $  8.14       $ 11.35    $10.69    $10.00
                                                               -------       -------    ------    ------
Income from investment operations(b):
   Net investment income(c, d) ........................           0.04          0.23      0.33      0.13
   Net realized and unrealized gains (losses) .........           0.74         (3.08)     0.72      0.73
                                                               -------       -------    ------    ------
Total from investment operations ......................           0.78         (2.85)     1.05      0.86
                                                               -------       -------    ------    ------

Less distributions from:

   Net investment income and short term gains
      received from Underlying Funds ..................          (0.07)        (0.19)    (0.23)    (0.15)
   Net realized gains .................................          (0.05)        (0.17)    (0.16)    (0.02)
                                                               -------       -------    ------    ------
Total distributions ...................................          (0.12)        (0.36)    (0.39)    (0.17)
                                                               -------       -------    ------    ------
Redemption fees(e) ....................................             --            --(f)     --(f)     --
                                                               -------       -------    ------    ------
Net asset value, end of period ........................        $  8.80       $  8.14    $11.35    $10.69
                                                               =======       =======    ======    ======
Total return(g) .......................................           9.75%       (25.55)%    9.84%     8.59%

RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments by affiliates(i) ..           1.21%         1.36%     3.60%    12.13%
Expenses net of waiver and payments by affiliates(i) ..           0.47%         0.51%     0.48%     0.50%
Net investment income(d) ..............................           0.92%         2.25%     3.11%     2.92%

SUPPLEMENTAL DATA

Net assets, end of period (000's) .....................        $12,123       $ 9,407    $5,269    $1,364
Portfolio turnover rate ...............................           7.44%         8.69%     8.19%     2.42%

(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f)  Amount rounds to less than $0.01 per share.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.80% for the period ended June 30, 2009.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 37

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND

                                                          SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,
                                                            JUNE 30, 2009    ----------------------------
CLASS C                                                      (UNAUDITED)       2008      2007     2006(a)
-------                                                   ----------------   -------    ------    -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..................        $ 8.08        $ 11.28    $10.67    $10.00
                                                               ------        -------    ------    ------
Income from investment operations(b):
   Net investment income(c, d) ........................          0.01           0.14      0.36      0.14
   Net realized and unrealized gains (losses) .........          0.74          (3.04)     0.60      0.69
                                                               ------        -------    ------    ------
Total from investment operations ......................          0.75          (2.90)     0.96      0.83
                                                               ------        -------    ------    ------
Less distributions from:

   Net investment income and short term
      gains received from Underlying Funds ............         (0.04)         (0.13)    (0.19)    (0.14)
   Net realized gains .................................         (0.05)         (0.17)    (0.16)    (0.02)
                                                               ------        -------    ------    ------
Total distributions ...................................         (0.09)         (0.30)    (0.35)    (0.16)
                                                               ------        -------    ------    ------
Redemption fees(e) ....................................            --             --(f)     --(f)     --
                                                               ------        -------    ------    ------
Net asset value, end of period ........................        $ 8.74        $  8.08    $11.28    $10.67
                                                               ======        =======    ======    ======
Total return(g) .......................................          9.44%        (26.09)%    9.02%     8.30%

RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments by affiliates(i) ..          1.92%          2.04%     4.28%    12.78%
Expenses net of waiver and payments by affiliates(i) ..          1.18%          1.19%     1.16%     1.15%
Net investment income(d) ..............................          0.21%          1.57%     2.43%     2.27%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .....................        $4,886        $ 4,621    $2,213    $   63
Portfolio turnover rate ...............................          7.44%          8.69%     8.19%     2.42%

(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f)  Amount rounds to less than $0.01 per share.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.80% for the period ended June 30, 2009.

   The accompanying notes are an integral part of these financial statements.


                             38 | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND

                                                          SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,
                                                            JUNE 30, 2009    ----------------------------
CLASS R                                                      (UNAUDITED)       2008      2007     2006(a)
-------                                                   ----------------   -------    ------    -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..................        $ 8.12        $ 11.32    $10.68    $10.00
                                                               ------        -------    ------    ------
Income from investment operations(b):
   Net investment income(c, d) ........................          0.03           0.18      0.34      0.11
   Net realized and unrealized gains (losses) .........          0.75          (3.05)     0.68      0.74
                                                               ------        -------    ------    ------
Total from investment operations ......................          0.78          (2.87)     1.02      0.85
                                                               ------        -------    ------    ------
Less distributions from:
   Net investment income and short term gains
      received from Underlying Funds ..................         (0.07)         (0.16)    (0.22)    (0.15)
   Net realized gains .................................         (0.05)         (0.17)    (0.16)    (0.02)
                                                               ------        -------    ------    ------
Total distributions ...................................         (0.12)         (0.33)    (0.38)    (0.17)
                                                               ------        -------    ------    ------
Redemption fees(e) ....................................            --             --(f)     --(f)     --
                                                               ------        -------    ------    ------
Net asset value, end of period ........................        $ 8.78        $  8.12    $11.32    $10.68
                                                               ======        =======    ======    ======
Total return(g) .......................................          9.67%        (25.70)%    9.59%     8.48%

RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments by affiliates(i) ..          1.41%          1.56%     3.78%    12.28%
Expenses net of waiver and payments by affiliates(i) ..          0.67%          0.71%     0.66%     0.65%
Net investment income(d) ..............................          0.72%          2.05%     2.93%     2.77%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .....................        $1,069        $   821    $1,071    $   11
Portfolio turnover rate ...............................          7.44%          8.69%     8.19%     2.42%

(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f)  Amount rounds to less than $0.01 per share.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.80% for the period ended June 30, 2009.

   The accompanying notes are an integral part of these financial statements.


                      Semiannual Report |  39

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND

                                                          SIX MONTHS ENDED      YEAR ENDED DECEMBER 31,
                                                            JUNE 30, 2009    ----------------------------
ADVISOR CLASS                                                (UNAUDITED)       2008      2007     2006(a)
-------------                                             ----------------   -------    ------    -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..................        $ 8.15        $ 11.37    $10.70    $10.00
                                                               ------        -------    ------    ------
Income from investment operations(b):
   Net investment income(c, d) ........................          0.05           0.25      0.30      0.17
   Net realized and unrealized gains (losses) .........          0.76          (3.09)     0.79      0.71
                                                               ------        -------    ------    ------
Total from investment operations ......................          0.81          (2.84)     1.09      0.88
                                                               ------        -------    ------    ------
Less distributions from:
   Net investment income and short term gains
      received from Underlying Funds ..................         (0.09)         (0.21)    (0.26)    (0.16)
   Net realized gains .................................         (0.05)         (0.17)    (0.16)    (0.02)
                                                               ------        -------    ------    ------
Total distributions ...................................         (0.14)         (0.38)    (0.42)    (0.18)
                                                               ------        -------    ------    ------
Redemption fees(e) ....................................            --             --(f)     --(f)     --
                                                               ------        -------    ------    ------
Net asset value, end of period ........................        $ 8.82        $  8.15    $11.37    $10.70
                                                               ======        =======    ======    ======
Total return(g) .......................................         10.01%        (25.39)%   10.21%     8.75%

RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments by affiliates(i) ..          0.91%          1.06%     3.28%    11.78%
Expenses net of waiver and payments by affiliates(i) ..          0.17%          0.21%     0.16%     0.15%
Net investment income(d) ..............................          1.22%          2.55%     3.43%     3.27%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .....................        $  180        $   164    $   32    $   20
Portfolio turnover rate ...............................          7.44%          8.69%     8.19%     2.42%

(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f)  Amount rounds to less than $0.01 per share.

(g)  Total return is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.80% for the period ended June 30, 2009.

   The accompanying notes are an integral part of these financial statements.


                             40 | Semiannual Report

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, JUNE 30, 2009 (UNAUDITED)

    FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND                           SHARES         VALUE
    ----------------------------------------------                        -----------   -------------
    INVESTMENTS IN UNDERLYING FUNDS(a)
    DOMESTIC EQUITY 44.9%
(b) Franklin Flex Cap Growth Fund, Advisor Class ......................        88,465   $   3,006,050
(b) Franklin Growth Opportunities Fund, Advisor Class .................        78,610       1,187,801
    Franklin MicroCap Value Fund, Advisor Class .......................        23,777         549,494
(b) Franklin Natural Resources Fund, Advisor Class ....................        20,341         532,108
(b) Franklin Small Cap Growth Fund, Advisor Class .....................        71,759         522,403
    Mutual Shares Fund, Class Z .......................................       148,870       2,404,244
                                                                                        -------------
                                                                                            8,202,100
                                                                                        -------------
    DOMESTIC FIXED INCOME 16.4%
    Franklin Total Return Fund, Advisor Class .........................       148,354       1,355,952
    Franklin U.S. Government Securities Fund, Advisor Class ...........       247,811       1,642,988
                                                                                        -------------
                                                                                            2,998,940
                                                                                        -------------
    FOREIGN EQUITY 21.1%
    Franklin Global Real Estate Fund, Advisor Class ...................        43,371         203,844
(b) Franklin Gold and Precious Metals Fund, Advisor Class .............        21,639         703,280
    Mutual European Fund, Class Z .....................................        75,996       1,350,455
    Templeton China World Fund, Advisor Class .........................        26,303         753,856
    Templeton Foreign Fund, Advisor Class .............................       160,379         832,368
                                                                                        -------------
                                                                                            3,843,803
                                                                                        -------------
    FOREIGN FIXED INCOME 9.8%
    Franklin Templeton Emerging Market Debt Opportunities Fund ........        13,362         124,001
    Templeton Global Bond Fund, Advisor Class .........................       140,598       1,657,652
                                                                                        -------------
                                                                                            1,781,653
                                                                                        -------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
       (COST $19,545,884) 92.2% .......................................                    16,826,496
                                                                                        -------------
    SHORT TERM INVESTMENTS (COST $1,466,197) 8.0%
    MONEY MARKET FUNDS 8.0%
(c) Institutional Fiduciary Trust Money Market Portfolio, 0.00% .......     1,466,197       1,466,197
                                                                                        -------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $21,012,081) 100.2% ...                    18,292,693
    OTHER ASSETS, LESS LIABILITIES (0.2)% .............................                       (34,584)
                                                                                        -------------
    NET ASSETS 100.0% .................................................                 $  18,258,109
                                                                                        =============

(a)  See Note 6 regarding investments in Underlying Funds.

(b)  Non-income producing.

(c)  The rate shown is the annualized seven-day yield at period end.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 41

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND

                                                          SIX MONTHS ENDED      YEAR ENDED DECEMBER 31,
                                                            JUNE 30, 2009    ----------------------------
CLASS A                                                      (UNAUDITED)       2008      2007     2006(a)
-------                                                   ----------------   -------    ------    -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..................       $  7.47        $ 11.45    $10.78    $10.00
                                                              -------        -------    ------    ------
Income from investment operations(b):
   Net investment income(c, d) ........................          0.01           0.14      0.28      0.12
   Net realized and unrealized gains (losses) .........          0.72          (3.71)     0.82      0.82
                                                              -------        -------    ------    ------
Total from investment operations ......................          0.73          (3.57)     1.10      0.94
                                                              -------        -------    ------    ------
Less distributions from:
   Net investment income and short term gains
      received from Underlying Funds ..................         (0.01)         (0.14)    (0.21)    (0.14)
   Net realized gains .................................         (0.10)         (0.27)    (0.22)    (0.02)
                                                              -------        -------    ------    ------
Total distributions ...................................         (0.11)         (0.41)    (0.43)    (0.16)
                                                              -------        -------    ------    ------
Redemption fees(e) ....................................            --             --(f)     --(f)     --(f)
                                                              -------        -------    ------    ------
Net asset value, end of period ........................       $  8.09        $  7.47    $11.45    $10.78
                                                              =======        =======    ======    ======
Total return(g) .......................................          9.84%        (31.74)%   10.19%     9.41%

RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments by affiliates(i) ..          1.26%          1.50%     3.31%    10.76%
Expenses net of waiver and payments by affiliates(i) ..          0.47%          0.49%     0.47%     0.50%
Net investment income(d) ..............................          0.35%          1.53%     2.55%     2.78%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .....................       $14,254        $ 9,918    $6,952    $1,699
Portfolio turnover rate ...............................          7.41%          6.07%    16.28%     5.36%

(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f)  Amount rounds to less than $0.01 per share.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.85% for the period ended June 30, 2009.

   The accompanying notes are an integral part of these financial statements.


                             42 | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND

                                                          SIX MONTHS ENDED      YEAR ENDED DECEMBER 31,
                                                            JUNE 30, 2009    ----------------------------
CLASS C                                                      (UNAUDITED)       2008      2007     2006(a)
-------                                                   ----------------   -------    ------    -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..................        $ 7.43        $ 11.40    $10.77    $10.00
                                                               ------        -------    ------    ------
Income from investment operations(b):
   Net investment income (loss)(c, d) .................         (0.01)          0.10      0.28      0.10
   Net realized and unrealized gains (losses) .........          0.70          (3.70)     0.74      0.82
                                                               ------        -------    ------    ------
Total from investment operations ......................          0.69          (3.60)     1.02      0.92
                                                               ------        -------    ------    ------
Less distributions from:
   Net investment income and short term gains
      received from Underlying Funds ..................         (0.01)         (0.10)    (0.17)    (0.13)
   Net realized gains .................................         (0.10)         (0.27)    (0.22)    (0.02)
                                                               ------        -------    ------    ------
Total distributions ...................................         (0.11)         (0.37)    (0.39)    (0.15)
                                                               ------        -------    ------    ------
Redemption fees(e) ....................................            --             --(f)     --(f)     --(f)
                                                               ------        -------    ------    ------
Net asset value, end of period ........................        $ 8.01        $  7.43    $11.40    $10.77
                                                               ======        =======    ======    ======
Total return(g) .......................................          9.35%        (32.16)%    9.43%     9.20%
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments by affiliates(i) ..          1.96%          2.20%     3.99%    11.41%
Expenses net of waiver and payments by affiliates(i) ..          1.17%          1.19%     1.15%     1.15%
Net investment income (loss)(d) .......................         (0.35)%         0.83%     1.87%     2.13%
SUPPLEMENTAL DATA
Net assets, end of period (000's) .....................        $3,985        $ 2,551    $1,104    $   54
Portfolio turnover rate ...............................          7.41%          6.07%    16.28%     5.36%

(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f)  Amount rounds to less than $0.01 per share.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.85% for the period ended June 30, 2009.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 43

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND

                                                          SIX MONTHS ENDED      YEAR ENDED DECEMBER 31,
                                                            JUNE 30, 2009    ----------------------------
CLASS R                                                      (UNAUDITED)       2008      2007     2006(a)
-------                                                   ----------------   -------    ------    -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..................        $ 7.47        $ 11.44    $10.77    $10.00
                                                               ------        -------    ------    ------
Income from investment operations(b):
   Net investment income(c, d) ........................          0.01           0.10      0.27      0.11
   Net realized and unrealized gains (losses) .........          0.71          (3.68)     0.82      0.82
                                                               ------        -------    ------    ------
Total from investment operations ......................          0.72          (3.58)     1.09      0.93
                                                               ------        -------    ------    ------
Less distributions from:
   Net investment income and short term gains
      received from Underlying Funds ..................         (0.01)         (0.12)    (0.20)    (0.14)
   Net realized gains .................................         (0.10)         (0.27)    (0.22)    (0.02)
                                                               ------        -------    ------    ------
Total distributions ...................................         (0.11)         (0.39)    (0.42)    (0.16)
                                                               ------        -------    ------    ------
Redemption fees(e) ....................................            --             --(f)     --(f)     --(f)
                                                               ------        -------    ------    ------
Net asset value, end of period ........................        $ 8.08        $  7.47    $11.44    $10.77
                                                               ======        =======    ======    ======
Total return(g) .......................................          9.71%        (31.90)%   10.11%     9.31%

RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments by affiliates(i) ..          1.46%          1.70%     3.49%    10.91%
Expenses net of waiver and payments by affiliates(i) ..          0.67%          0.69%     0.65%     0.65%
Net investment incomed ................................          0.15%          1.33%     2.37%     2.63%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .....................        $  184        $   155    $  188    $   19
Portfolio turnover rate ...............................          7.41%          6.07%    16.28%     5.36%

(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f)  Amount rounds to less than $0.01 per share.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.85% for the period ended June 30, 2009.

   The accompanying notes are an integral part of these financial statements.


                             44 | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND

                                                          SIX MONTHS ENDED      YEAR ENDED DECEMBER 31,
                                                            JUNE 30, 2009    ----------------------------
ADVISOR CLASS                                                (UNAUDITED)       2008      2007     2006(a)
-------------                                             ----------------   -------    ------    -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..................        $ 7.48        $ 11.46    $10.79    $10.00
                                                               ------        -------    ------    ------
Income from investment operations(b):
   Net investment income(c, d) ........................          0.02           0.16      0.46      0.20
   Net realized and unrealized gains (losses) .........          0.71          (3.70)     0.67      0.76
                                                               ------        -------    ------    ------
Total from investment operations ......................          0.73          (3.54)     1.13      0.96
                                                               ------        -------    ------    ------
Less distributions from:
   Net investment income and short term gains
      received from Underlying Funds ..................         (0.01)         (0.17)    (0.24)    (0.15)
   Net realized gains .................................         (0.10)         (0.27)    (0.22)    (0.02)
                                                               ------        -------    ------    ------
Total distributions ...................................         (0.11)         (0.44)    (0.46)    (0.17)
                                                               ------        -------    ------    ------
Redemption fees(e) ....................................            --             --(f)     --(f)     --(f)
                                                               ------        -------    ------    ------
Net asset value, end of period ........................        $ 8.10        $  7.48    $11.46    $10.79
                                                               ======        =======    ======    ======
Total return(g) .......................................          9.83%        (31.49)%   10.46%     9.57%

RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments by affiliates(i) ..          0.96%          1.20%     2.99%    10.41%
Expenses net of waiver and payments by affiliates(i) ..          0.17%          0.19%     0.15%     0.15%
Net investment income(d) ..............................          0.65%          1.83%     2.87%     3.13%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .....................        $  374        $   322    $  417    $   51
Portfolio turnover rate ...............................          7.41%          6.07%    16.28%     5.36%

(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f)  Amount rounds to less than $0.01 per share.

(g)  Total return is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.85% for the period ended June 30, 2009.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 45

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, JUNE 30, 2009 (UNAUDITED)

    FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND                           SHARES         VALUE
    ----------------------------------------------                        -----------   -------------
    INVESTMENTS IN UNDERLYING FUNDS(a)
    DOMESTIC EQUITY 53.1%
(b) Franklin Flex Cap Growth Fund, Advisor Class ......................       107,195   $   3,642,480
(b) Franklin Growth Opportunities Fund, Advisor Class .................        97,641       1,475,354
    Franklin MicroCap Value Fund, Advisor Class .......................        28,522         659,147
(b) Franklin Natural Resources Fund, Advisor Class ....................        24,607         643,719
(b) Franklin Small Cap Growth Fund, Advisor Class .....................        84,506         615,204
    Mutual Shares Fund, Class Z .......................................       182,517       2,947,642
                                                                                        -------------
                                                                                            9,983,546
                                                                                        -------------
    DOMESTIC FIXED INCOME 9.8%
    Franklin Total Return Fund, Advisor Class .........................        91,675         837,908
    Franklin U.S. Government Securities Fund, Advisor Class ...........       151,970       1,007,563
                                                                                        -------------
                                                                                            1,845,471
                                                                                        -------------
    FOREIGN EQUITY 24.3%
    Franklin Global Real Estate Fund, Advisor Class ...................        51,723         243,099
(b) Franklin Gold and Precious Metals Fund, Advisor Class .............        25,692         834,997
    Mutual European Fund, Class Z .....................................        93,165       1,655,537
    Templeton China World Fund, Advisor Class .........................        30,827         883,510
    Templeton Foreign Fund, Advisor Class .............................       181,536         942,169
                                                                                        -------------
                                                                                            4,559,312
                                                                                        -------------
    FOREIGN FIXED INCOME 5.9%
    Franklin Templeton Emerging Market Debt Opportunities Fund ........         7,328          68,003
    Templeton Global Bond Fund, Advisor Class .........................        87,806       1,035,230
                                                                                        -------------
                                                                                            1,103,233
                                                                                        -------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
       (COST $20,456,329) 93.1% .......................................                    17,491,562
                                                                                        -------------
    SHORT TERM INVESTMENTS (COST $1,230,059) 6.5%
    MONEY MARKET FUNDS 6.5%
(c) Institutional Fiduciary Trust Money Market Portfolio, 0.00% .......     1,230,059       1,230,059
                                                                                        -------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $21,686,388) 99.6% ....                    18,721,621
    OTHER ASSETS, LESS LIABILITIES 0.4% ...............................                        75,682
                                                                                        -------------
    NET ASSETS 100.0% .................................................                 $  18,797,303
                                                                                        =============

(a)  See Note 6 regarding investments in Underlying Funds.

(b)  Non-income producing.

(c)  The rate shown is the annualized seven-day yield at period end.

   The accompanying notes are an integral part of these financial statements.


                             46 | Semiannual Report

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND

                                                          SIX MONTHS ENDED      YEAR ENDED DECEMBER 31,
                                                            JUNE 30, 2009    ----------------------------
CLASS A                                                      (UNAUDITED)       2008      2007     2006(a)
-------                                                   ----------------   -------    ------    -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..................       $ 7.12         $ 11.61    $10.88    $10.00
                                                              ------         -------    ------    ------
Income from investment operations(b):
   Net investment income (loss)(c, d) .................        (0.01)           0.08      0.22      0.09
   Net realized and unrealized gains (losses) .........         0.77           (4.16)     0.97      0.95
                                                              ------         -------    ------    ------
Total from investment operations ......................         0.76           (4.08)     1.19      1.04
                                                              ------         -------    ------    ------
Less distributions from:
   Net investment income and short term gains
      received from Underlying Funds ..................        (0.01)          (0.09)    (0.16)    (0.13)
   Net realized gains .................................        (0.10)          (0.32)    (0.30)    (0.03)
                                                              ------         -------    ------    ------
Total distributions ...................................        (0.11)          (0.41)    (0.46)    (0.16)
                                                              ------         -------    ------    ------
Redemption fees(e) ....................................           --              --(f)     --(f)     --
                                                              ------         -------    ------    ------
Net asset value, end of period ........................       $ 7.77         $  7.12    $11.61    $10.88
                                                              ======         =======    ======    ======
Total return(g) .......................................        10.75%         (35.97)%   11.05%    10.44%

RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments by affiliates(i) ..         1.79%           2.14%     5.16%    13.47%
Expenses net of waiver and payments by affiliates(i) ..         0.46%           0.49%     0.48%     0.50%
Net investment income (loss)(d) .......................        (0.18)%          0.87%     2.07%     2.04%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .....................       $7,707         $ 5,349    $3,760    $1,171
Portfolio turnover rate ...............................         8.85%           7.54%    14.95%     8.29%

(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f)  Amount rounds to less than $0.01 per share.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.89% for the period ended June 30, 2009.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 47

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND

                                                                                  SIX MONTHS ENDED       YEAR ENDED DECEMBER 31,
                                                                                    JUNE 30, 2009    ------------------------------
CLASS C                                                                              (UNAUDITED)       2008       2007      2006(a)
-------                                                                           ----------------   -------     ------     -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........................................       $ 7.06         $ 11.52     $10.86     $10.00
                                                                                      ------         -------     ------     ------
Income from investment operations(b):
   Net investment income (loss)(c, d) .........................................        (0.03)           0.03       0.26       0.12
   Net realized and unrealized gains (losses) .................................         0.75           (4.13)      0.84       0.89
                                                                                      ------         -------     ------     ------
Total from investment operations ..............................................         0.72           (4.10)      1.10       1.01
                                                                                      ------         -------     ------     ------
Less distributions from:
   Net investment income and short term gains received from Underlying Funds ..        (0.01)          (0.04)     (0.14)     (0.12)
   Net realized gains .........................................................        (0.10)          (0.32)     (0.30)     (0.03)
                                                                                      ------         -------     ------     ------
Total distributions ...........................................................        (0.11)          (0.36)     (0.44)     (0.15)
                                                                                      ------         -------     ------     ------
Redemption fees(e) ............................................................           --              --(f)      --(f)      --
                                                                                      ------         -------     ------     ------
Net asset value, end of period ................................................       $ 7.67         $  7.06     $11.52     $10.86
                                                                                      ======         =======     ======     ======
Total return(g) ...............................................................        10.28%         (36.34)%    10.12%     10.14%

RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments by affiliates(i) ..........................         2.50%           2.84%      5.84%     14.12%
Expenses net of waiver and payments by affiliates(i) ..........................         1.17%           1.19%      1.16%      1.15%
Net investment income (loss)(d) ...............................................        (0.89)%          0.17%      1.39%      1.39%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .............................................       $2,509         $ 1,522     $1,103     $   57
Portfolio turnover rate .......................................................         8.85%           7.54%     14.95%      8.29%

(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f)  Amount rounds to less than $0.01 per share.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.89% for the period ended June 30, 2009.

   The accompanying notes are an integral part of these financial statements.


                             48 | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND

                                                                                  SIX MONTHS ENDED       YEAR ENDED DECEMBER 31,
                                                                                    JUNE 30, 2009    ------------------------------
CLASS R                                                                              (UNAUDITED)       2008       2007      2006(a)
-------                                                                           ----------------   -------     ------     -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........................................       $ 7.13         $ 11.59     $10.88     $10.00
                                                                                      ------         -------     ------     ------
Income from investment operations(b):
   Net investment income (loss)(c, d) .........................................        (0.01)           0.03       0.28       0.11
   Net realized and unrealized gains (losses) .................................         0.76           (4.12)      0.89       0.93
                                                                                      ------         -------     ------     ------
Total from investment operations ..............................................         0.75           (4.09)      1.17       1.04
                                                                                      ------         -------     ------     ------
Less distributions from:
   Net investment income and short term gains received from Underlying Funds ..        (0.01)          (0.05)     (0.16)     (0.13)
   Net realized gains .........................................................        (0.10)          (0.32)     (0.30)     (0.03)
                                                                                      ------         -------     ------     ------
Total distributions ...........................................................        (0.11)          (0.37)     (0.46)     (0.16)
                                                                                      ------         -------     ------     ------
Redemption fees(e) ............................................................           --              --(f)      --(f)      --
                                                                                      ------         -------     ------     ------
Net asset value, end of period ................................................       $ 7.77         $  7.13     $11.59     $10.88
                                                                                      ======         =======     ======     ======
Total return(g) ...............................................................        10.60%         (36.05)%    10.76%     10.40%

RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments by affiliates(i) ..........................         1.99%           2.34%      5.34%     13.62%
Expenses net of waiver and payments by affiliates(i) ..........................         0.66%           0.69%      0.66%      0.65%
Net investment income (loss)(d) ...............................................        (0.38)%          0.67%      1.89%      1.89%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .............................................       $  267         $   172     $  314     $   23
Portfolio turnover rate .......................................................         8.85%           7.54%     14.95%      8.29%

(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f)  Amount rounds to less than $0.01 per share.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.89% for the period ended June 30, 2009.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 49

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND

                                                                                  SIX MONTHS ENDED       YEAR ENDED DECEMBER 31,
                                                                                    JUNE 30, 2009    ------------------------------
ADVISOR CLASS                                                                        (UNAUDITED)       2008       2007      2006(a)
-------------                                                                     ----------------   -------     ------     -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........................................        $ 7.14        $ 11.64     $10.89     $10.00
                                                                                       ------        -------     ------     ------
Income from investment operations(b):
   Net investment income(c, d) ................................................           --(e)         0.11       0.20       0.18
   Net realized and unrealized gains (losses) .................................          0.77          (4.18)      1.04       0.88
                                                                                       ------        -------     ------     ------
Total from investment operations ..............................................          0.77          (4.07)      1.24       1.06
                                                                                       ------        -------     ------     ------
Less distributions from:
   Net investment income and short term gains received from Underlying Funds ..         (0.01)         (0.11)     (0.19)     (0.14)
   Net realized gains .........................................................         (0.10)         (0.32)     (0.30)     (0.03)
                                                                                       ------        -------     ------     ------
Total distributions ...........................................................         (0.11)         (0.43)     (0.49)     (0.17)
                                                                                       ------        -------     ------     ------
Redemption fees(f) ............................................................            --             --(e)      --(e)      --
                                                                                       ------        -------     ------     ------
Net asset value, end of period ................................................        $ 7.80        $  7.14     $11.64     $10.89
                                                                                       ------        -------     ------     ------
Total return(g) ...............................................................         10.86%        (35.72)%    11.34%     10.60%
                                                                                       ======        =======     ======     ======
RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments by affiliates(i) ..........................          1.49%          1.84%      4.84%     13.12%
Expenses net of waiver and payments by affiliates(i) ..........................          0.16%          0.19%      0.16%      0.15%
Net investment incomed ........................................................          0.12%          1.17%      2.39%      2.39%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .............................................        $  377        $   213     $  119     $   59
Portfolio turnover rate .......................................................          8.85%          7.54%     14.95%      8.29%

(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Amount rounds to less than $0.01 per share.

(f)  Effective September 1, 2008, the redemption fee was eliminated.

(g)  Total return is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.89% for the period ended June 30, 2009.

   The accompanying notes are an integral part of these financial statements.


                             50 | Semiannual Report

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, JUNE 30, 2009 (UNAUDITED)

    FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND                         SHARES      VALUE
    ----------------------------------------------                        -------   -----------
    INVESTMENTS IN UNDERLYING FUNDS(a)
    DOMESTIC EQUITY 64.6%
(b) Franklin Flex Cap Growth Fund, Advisor Class ......................    74,655   $ 2,536,791
(b) Franklin Growth Opportunities Fund, Advisor Class .................    66,827     1,009,751
    Franklin MicroCap Value Fund, Advisor Class .......................    20,040       463,134
(b) Franklin Natural Resources Fund, Advisor Class ....................    17,114       447,694
(b) Franklin Small Cap Growth Fund, Advisor Class .....................    60,199       438,250
    Mutual Shares Fund, Class Z .......................................   131,110     2,117,422
                                                                                    -----------
                                                                                      7,013,042
                                                                                    -----------
    DOMESTIC FIXED INCOME 3.0%
    Franklin Total Return Fund, Advisor Class .........................    16,402       149,914
    Franklin U.S. Government Securities Fund, Advisor Class ...........    27,302       181,016
                                                                                    -----------
                                                                                        330,930
                                                                                    -----------
    FOREIGN EQUITY 29.3%
    Franklin Global Real Estate Fund, Advisor Class ...................    35,356       166,172
(b) Franklin Gold and Precious Metals Fund, Advisor Class .............    18,974       616,641
    Mutual European Fund, Class Z .....................................    63,775     1,133,279
    Templeton China World Fund, Advisor Class .........................    21,275       609,741
    Templeton Foreign Fund, Advisor Class .............................   125,962       653,741
                                                                                    -----------
                                                                                      3,179,574
                                                                                    -----------
    FOREIGN FIXED INCOME 1.8%
    Franklin Templeton Emerging Market Debt Opportunities Fund ........     1,406        13,049
    Templeton Global Bond Fund, Advisor Class .........................    15,405       181,627
                                                                                    -----------
                                                                                        194,676
                                                                                    -----------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
       (COST $12,575,468) 98.7% .......................................              10,718,222
                                                                                    -----------
    SHORT TERM INVESTMENTS (COST $93,337) 0.9%
    MONEY MARKET FUNDS 0.9%
(c) Institutional Fiduciary Trust Money Market Portfolio, 0.00% .......    93,337        93,337
                                                                                    -----------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $12,668,805) 99.6% ....              10,811,559
    OTHER ASSETS, LESS LIABILITIES 0.4% ...............................                  48,718
                                                                                    -----------
    NET ASSETS 100.0% .................................................             $10,860,277
                                                                                    ===========

(a)  See Note 6 regarding investments in Underlying Funds.

(b)  Non-income producing.

(c)  The rate shown is the annualized seven-day yield at period end.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 51

Franklin Templeton Fund Allocator Series

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND

                                                          SIX MONTHS ENDED      YEAR ENDED DECEMBER 31,
                                                            JUNE 30, 2009    -----------------------------
CLASS A                                                      (UNAUDITED)       2008       2007     2006(a)
-------                                                   ----------------   -------    -------    -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..................        $ 6.89        $ 11.57    $ 10.89    $ 10.00
                                                               ------        -------    -------    -------
Income from investment operations(b):
   Net investment income (loss)(c, d) .................         (0.02)          0.06       0.17       0.08
   Net realized and unrealized gains (losses) .........          0.77          (4.29)      1.06       0.97
                                                               ------        -------    -------    -------
Total from investment operations ......................          0.75          (4.23)      1.23       1.05
                                                               ------        -------    -------    -------

Less distributions from:

   Net investment income and short term gains
      received from Underlying Funds ..................            --(e)       (0.08)     (0.16)     (0.13)
   Net realized gains .................................         (0.14)         (0.37)     (0.39)     (0.03)
                                                               ------        -------    -------    -------
Total distributions ...................................         (0.14)         (0.45)     (0.55)     (0.16)
                                                               ------        -------    -------    -------
Redemption fees(f) ....................................            --             --(e)      --(e)      --
                                                               ------        -------    -------    -------
Net asset value, end of period ........................        $ 7.50        $  6.89    $ 11.57    $ 10.89
                                                               ======        =======    =======    =======
Total return(g) .......................................         11.00%        (37.46)%    11.32%     10.55%

RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments by affiliates(i) ..          2.43%          3.12%      6.86%     13.15%
Expenses net of waiver and payments by affiliates(i) ..          0.45%          0.47%      0.47%      0.50%
Net investment income (loss)(d) .......................         (0.45)%         0.66%      1.70%      1.97%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .....................        $4,891        $ 3,389    $ 2,439    $ 1,169
Portfolio turnover rate ...............................          8.19%          8.09%     24.40%      8.01%

(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Amount rounds to less than $0.01 per share.

(f)  Effective September 1, 2008, the redemption fee was eliminated.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.92% for the period ended June 30, 2009.

   The accompanying notes are an integral part of these financial statements.


                             52 | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND

                                                          SIX MONTHS ENDED      YEAR ENDED DECEMBER 31,
                                                           JUNE 30, 2009     -----------------------------
CLASS C                                                      (UNAUDITED)       2008       2007     2006(a)
-------                                                   ----------------   -------    -------    -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..................        $ 6.81        $ 11.48    $ 10.87    $10.00
                                                               ------        -------    -------    ------
Income from investment operations(b):
   Net investment income (loss)(c, d) .................         (0.04)          0.02       0.23      0.16
   Net realized and unrealized gains (losses) .........          0.76          (4.27)      0.91      0.87
                                                               ------        -------    -------    ------
Total from investment operations ......................          0.72          (4.25)      1.14      1.03

Less distributions from:
   Net investment income and short
      term gains received from Underlying Funds .......            --(e)       (0.05)     (0.14)    (0.13)
   Net realized gains .................................         (0.14)         (0.37)     (0.39)    (0.03)
                                                               ------        -------    -------    ------
Total distributions ...................................         (0.14)         (0.42)     (0.53)    (0.16)
                                                               ------        -------    -------    ------
Redemption fees(f) ....................................            --             --(e)      --(e)     --
                                                               ------        -------    -------    ------
Net asset value, end of period ........................        $ 7.39        $  6.81    $ 11.48    $10.87
                                                               ======        =======    =======    ======
Total return(g) .......................................         10.69%        (37.95)%    10.50%    10.30%

RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments by affiliates(i) ..          3.13%          3.82%      7.55%    13.74%
Expenses net of waiver and payments by affiliates(i) ..          1.15%          1.17%      1.16%     1.09%
Net investment income (loss)(d) .......................         (1.15)%        (0.04)%     1.01%     1.38%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .....................        $1,456        $   958    $   487    $   67
Portfolio turnover rate ...............................          8.19%          8.09%     24.40%     8.01%

(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Amount rounds to less than $0.01 per share.

(f)  Effective September 1, 2008, the redemption fee was eliminated.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.92% for the period ended June 30, 2009.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 53

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND

                                                          SIX MONTHS ENDED     YEAR ENDED DECEMBER 31,
                                                            JUNE 30, 2009    ----------------------------
CLASS R                                                      (UNAUDITED)       2008       2007    2006(a)
-------                                                   ----------------   -------    -------   -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..................        $ 6.88        $ 11.54    $10.88    $10.00
                                                               ------        -------    ------    ------
Income from investment operations(b):
   Net investment income (loss)(c, d) .................         (0.02)          0.02      0.24      0.08
   Net realized and unrealized gains (losses) .........          0.77          (4.25)     0.97      0.96
                                                               ------        -------    ------    ------
Total from investment operations ......................          0.75          (4.23)     1.21      1.04
                                                               ------        -------    ------    ------
Less distributions from:
   Net investment income and short
      term gains received from Underlying Funds .......            --(e)       (0.06)    (0.16)    (0.13)
   Net realized gains .................................         (0.14)         (0.37)    (0.39)    (0.03)
                                                               ------        -------    ------    ------
Total distributions ...................................         (0.14)         (0.43)    (0.55)    (0.16)
                                                               ------        -------    ------    ------
Redemption fees(f) ....................................            --             --(e)     --(e)     --
                                                               ------        -------    ------    ------
Net asset value, end of period ........................        $ 7.49        $  6.88    $11.54    $10.88
                                                               ======        =======    ======    ======

Total return(g) .......................................         11.02%        (37.64)%   11.13%    10.44%

RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments by affiliates(i) ..          2.63%          3.32%     7.04%    13.30%
Expenses net of waiver and payments by affiliates(i) ..          0.65%          0.67%     0.65%     0.65%
Net investment income (loss)(d) .......................         (0.65)%         0.46%     1.52%     1.82%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .....................        $  204        $   156    $  160    $   12
Portfolio turnover rate ...............................          8.19%          8.09%    24.40%     8.01%

(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Amount rounds to less than $0.01 per share.

(f)  Effective September 1, 2008, the redemption fee was eliminated.

(g) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.92% for the period ended June 30, 2009.

   The accompanying notes are an integral part of these financial statements.


                             54 | Semiannual Report

Franklin Templeton Fund Allocator Series

FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND

                                                          SIX MONTHS ENDED      YEAR ENDED DECEMBER 31,
                                                            JUNE 30, 2009    -----------------------------
ADVISOR CLASS                                                (UNAUDITED)       2008       2007     2006(a)
-------------                                             ----------------   -------    -------    -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..................        $ 6.89        $ 11.59    $10.90     $10.00
                                                               ------        -------    ------     ------
Income from investment operations(b):
   Net investment income (loss)(c, d) .................         (0.01)          0.06      0.49       0.12
   Net realized and unrealized gains (losses) .........          0.79          (4.29)     0.78       0.95
                                                               ------        -------    ------     ------
Total from investment operations ......................          0.78          (4.23)     1.27       1.07
                                                               ------        -------    ------     ------
Less distributions from:
   Net investment income and short term
      gains received from Underlying Funds ............            --(e)       (0.10)    (0.19)     (0.14)
   Net realized gains .................................         (0.14)         (0.37)    (0.39)     (0.03)
                                                               ------        -------    ------     ------
Total distributions ...................................         (0.14)         (0.47)    (0.58)     (0.17)
                                                               ------        -------    ------     ------
Redemption fees(f) ....................................            --             --(e)     --(e)      --
                                                               ------        -------    ------     ------
Net asset value, end of period ........................        $ 7.53        $  6.89    $11.59     $10.90
                                                               ======        =======    ======     ======
Total return(g) .......................................         11.44%        (37.39)%   11.65%     10.72%

RATIOS TO AVERAGE NET ASSETS(h)
Expenses before waiver and payments by affiliates(i) ..          2.13%          2.82%     6.54%     12.80%
Expenses net of waiver and payments by affiliates(i) ..          0.15%          0.17%     0.15%      0.15%
Net investment income (loss)(d) .......................         (0.15)%         0.96%     2.02%      2.32%

SUPPLEMENTAL DATA
Net assets, end of period (000's) .....................        $  139        $   105    $  164     $   17
Portfolio turnover rate ...............................          8.19%          8.09%    24.40%      8.01%

(a) For the period August 1, 2006 (commencement of operations) to December 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(e)  Amount rounds to less than $0.01 per share.

(f)  Effective September 1, 2008, the redemption fee was eliminated.

(g)  Total return is not annualized for periods less than one year.

(h)  Ratios are annualized for periods less than one year.

(i) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.92% for the period ended June 30, 2009.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 55

Franklin Templeton Fund Allocator Series

STATEMENT OF INVESTMENTS, JUNE 30, 2009 (UNAUDITED)

FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND                            SHARES      VALUE
----------------------------------------------                            ------   ----------
    INVESTMENTS IN UNDERLYING FUNDS(a)
    DOMESTIC EQUITY 67.3%
(b) Franklin Flex Cap Growth Fund, Advisor Class ......................   47,149   $1,602,111
(b) Franklin Growth Opportunities Fund, Advisor Class .................   44,875      678,059
    Franklin MicroCap Value Fund, Advisor Class .......................   13,236      305,894
(b) Franklin Natural Resources Fund, Advisor Class ....................   11,545      302,016
(b) Franklin Small Cap Growth Fund, Advisor Class .....................   39,912      290,558
    Mutual Shares Fund, Class Z .......................................   82,128    1,326,368
                                                                                   ----------
                                                                                    4,505,006
                                                                                   ----------
    FOREIGN EQUITY 31.4%
    Franklin Global Real Estate Fund, Advisor Class ...................   23,676      111,279
(b) Franklin Gold and Precious Metals Fund, Advisor Class .............   12,400      403,012
    Mutual European Fund, Class Z .....................................   42,256      750,881
    Templeton China World Fund, Advisor Class .........................   14,266      408,859
    Templeton Foreign Fund, Advisor Class .............................   81,714      424,095
                                                                                   ----------
                                                                                    2,098,126
                                                                                   ----------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT TERM INVESTMENTS
       (COST $7,716,607) 98.7% ........................................             6,603,132
                                                                                   ----------
    SHORT TERM INVESTMENTS (COST $54,779) 0.8%
    MONEY MARKET FUNDS 0.8%
(c) Institutional Fiduciary Trust Money Market Portfolio, 0.00% .......   54,779       54,779
                                                                                   ----------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $7,771,386) 99.5% .....             6,657,911
    OTHER ASSETS, LESS LIABILITIES 0.5% ...............................                32,148
                                                                                   ----------
    NET ASSETS 100.0% .................................................            $6,690,059
                                                                                   ==========

(a)  See Note 6 regarding investments in Underlying Funds.

(b)  Non-income producing.

(c)  The rate shown is the annualized seven-day yield at period end.

   The accompanying notes are an integral part of these financial statements.


                             56 | Semiannual Report

Franklin Templeton Fund Allocator Series

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2009 (unaudited)

                                                FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                 2015 RETIREMENT       2025 RETIREMENT      2035 RETIREMENT      2045 RETIREMENT
                                                   TARGET FUND           TARGET FUND          TARGET FUND          TARGET FUND
                                                ------------------   ------------------   ------------------   ------------------
Assets:
   Investments in Underlying Funds: (Note 6)
      Cost ..................................      $21,012,081          $21,686,388          $12,668,805           $7,771,386
                                                   -----------          -----------          -----------           ----------
      Value .................................      $18,292,693          $18,721,621          $10,811,559           $6,657,911
   Receivables:
      Capital shares sold ...................           44,982               64,859               42,603               26,680
      Affiliates ............................           23,319               25,339               36,008               38,979
      Underlying Funds (Note 3f) ............            8,701                9,413                6,186                4,068
   Other assets .............................               21                   18                   10                    7
                                                   -----------          -----------          -----------           ----------
         Total assets .......................       18,369,716           18,821,250           10,896,366            6,727,645
                                                   -----------          -----------          -----------           ----------
Liabilities:
   Payables:
      Capital shares redeemed ...............           85,289                   56                9,178                3,463
      Distributions to shareholders .........            8,275                9,572               13,541               20,211
      Reports to shareholders ...............            6,523                7,168                4,629                4,581
      Professional fees .....................            9,225                6,385                6,850                5,506
   Accrued expenses and other liabilities ...            2,295                  766                1,891                3,825
                                                   -----------          -----------          -----------           ----------
         Total liabilities ..................          111,607               23,947               36,089               37,586
                                                   -----------          -----------          -----------           ----------
            Net assets, at value ............      $18,258,109          $18,797,303          $10,860,277           $6,690,059
                                                   -----------          -----------          -----------           ----------
Net assets consist of:
   Paid-in capital ..........................      $21,721,956          $22,736,408          $13,409,756           $8,307,198
   Undistributed net investment income
      (loss) ................................               --               14,935              (13,861)             (15,732)
   Distributions in excess of net investment
      income ................................           (6,618)                  --                   --                   --
   Net unrealized appreciation (depreciation)       (2,719,388)          (2,964,767)          (1,857,246)          (1,113,475)
   Accumulated net realized gain (loss) .....         (737,841)            (989,273)            (678,372)            (487,932)
                                                   -----------          -----------          -----------           ----------
            Net assets, at value ............      $18,258,109          $18,797,303          $10,860,277           $6,690,059
                                                   ===========          ===========          ===========           ==========

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 57

Franklin Templeton Fund Allocator Series

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
June 30, 2009 (unaudited)

                                                 FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                   2015 RETIREMENT      2025 RETIREMENT      2035 RETIREMENT     2045 RETIREMENT
                                                     TARGET FUND          TARGET FUND          TARGET FUND          TARGET FUND
                                                 ------------------   ------------------   ------------------   ------------------
CLASS A:
   Net assets, at value ......................       $12,123,403          $14,253,686          $7,706,964            $4,891,168
                                                     -----------          -----------          ----------            ----------
   Shares outstanding ........................         1,377,286            1,762,369             992,286               652,112
                                                     -----------          -----------          ----------            ----------
   Net asset value per sharea ................       $      8.80          $      8.09          $     7.77            $     7.50
                                                     -----------          -----------          ----------            ----------
   Maximum offering price per share (net asset
      value per share / 94.25%) ..............       $      9.34          $      8.58          $     8.24            $     7.96
                                                     -----------          -----------          ----------            ----------
CLASS C:
   Net assets, at value ......................       $ 4,885,578          $ 3,985,258          $2,509,194            $1,455,669
                                                     -----------          -----------          ----------            ----------
   Shares outstanding ........................           558,897              497,406             327,028               196,889
                                                     -----------          -----------          ----------            ----------
   Net asset value and maximum offering price
      per share(a) ...........................       $      8.74          $      8.01          $     7.67            $     7.39
                                                     -----------          -----------          ----------            ----------
CLASS R:
   Net assets, at value ......................       $ 1,068,825          $   183,968          $  267,450            $  203,830
                                                     -----------          -----------          ----------            ----------
   Shares outstanding ........................           121,692               22,780              34,417                27,217
                                                     -----------          -----------          ----------            ----------
   Net asset value and maximum offering price
      per share ..............................       $      8.78          $      8.08          $     7.77            $     7.49
                                                     -----------          -----------          ----------            ----------
ADVISOR CLASS:
   Net assets, at value ......................       $   180,303          $   374,391          $  376,669            $  139,392
                                                     -----------          -----------          ----------            ----------
   Shares outstanding ........................            20,441               46,196              48,281                18,521
                                                     -----------          -----------          ----------            ----------
   Net asset value and maximum offering price
     per share ...............................       $      8.82          $      8.10          $     7.80            $     7.53
                                                     -----------          -----------          ----------            ----------

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

   The accompanying notes are an integral part of these financial statements.


                             58 | Semiannual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF OPERATIONS
for the six months ended June 30, 2009 (unaudited)

                                              FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON   FRANKLIN TEMPLETON
                                                2015 RETIREMENT      2025 RETIREMENT      2035 RETIREMENT      2045 RETIREMENT
                                                  TARGET FUND          TARGET FUND          TARGET FUND          TARGET FUND
                                              ------------------   ------------------   ------------------   ------------------
Investment income:
   Dividends from Underlying Funds
      (Note 6) ............................       $  109,694           $   60,084           $   12,204           $      55
                                                  ----------           ----------           ----------           ---------
Expenses:
   Asset allocation fees (Note 3a) ........           18,337               17,426               10,383               6,502
   Distribution fees: (Note 3c)
      Class A .............................           15,155               16,815                9,355               5,861
      Class C .............................           22,979               15,376                9,131               5,547
      Class R .............................            2,326                  399                  505                 418
   Transfer agent fees (Note 3e) ..........           13,212               16,629               15,778              14,233
   Reports to shareholders ................            8,330                8,272                6,158               5,744
   Registration and filing fees ...........           27,198               23,919               24,097              22,881
   Professional fees ......................           10,521               11,574               10,909              10,474
   Trustees' fees and expenses ............              154                   64                   40                  23
   Other ..................................            2,450                2,384                2,307                 643
   Expenses borne by Underlying Funds
      (Note 3f) ...........................           (8,701)              (9,413)              (6,186)             (4,068)
                                                  ----------           ----------           ----------           ---------
         Total expenses ...................          111,961              103,445               82,477              68,258
         Expenses waived/paid by affiliates
            (Note 3g) .....................          (58,094)             (58,542)             (56,577)            (52,486)
                                                  ----------           ----------           ----------           ---------
         Net expenses .....................           53,867               44,903               25,900              15,772
                                                  ----------           ----------           ----------           ---------
            Net investment income (loss) ..           55,827               15,181              (13,696)            (15,717)
                                                  ----------           ----------           ----------           ---------
Realized and unrealized gains (losses):
   Net realized gain (loss) from sale of
      investments in Underlying Funds .....         (618,800)            (718,921)            (495,636)           (327,748)
   Net change in unrealized appreciation
      (depreciation) on investments in
      Underlying Funds ....................        2,013,641            2,345,667            1,521,412           1,009,972
                                                  ----------           ----------           ----------           ---------
Net realized and unrealized gain (loss) ...        1,394,841            1,626,746            1,025,776             682,224
                                                  ----------           ----------           ----------           ---------
Net increase (decrease) in net assets
   resulting from operations ..............       $1,450,668           $1,641,927           $1,012,080           $ 666,507
                                                  ==========           ==========           ==========           =========

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 59

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS

                                                           FRANKLIN TEMPLETON 2015                FRANKLIN TEMPLETON 2025
                                                            RETIREMENT TARGET FUND                 RETIREMENT TARGET FUND
                                                    ------------------------------------   ------------------------------------
                                                    SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                      JUNE 30, 2009        YEAR ENDED        JUNE 30, 2009        YEAR ENDED
                                                       (UNAUDITED)     DECEMBER 31, 2008      (UNAUDITED)     DECEMBER 31, 2008
                                                    ----------------   -----------------   ----------------   -----------------
Increase (decrease) in net assets:
   Operations:
      Net investment income .....................     $    55,827         $   295,731        $    15,181         $   182,034
      Net realized gain (loss) from
         Underlying Funds .......................        (618,800)             41,856           (718,921)             46,702
      Net change in unrealized appreciation
         (depreciation) on investments in
         Underlying Funds .......................       2,013,641          (4,633,652)         2,345,667          (5,148,508)
                                                      -----------         -----------        -----------         -----------
            Net increase (decrease) in net assets
               resulting from operations ........       1,450,668          (4,296,065)         1,641,927          (4,919,772)
                                                      -----------         -----------        -----------         -----------
   Distributions to shareholders from:
      Net investment income and short term
         gains received from Underlying Funds:
         Class A ................................         (95,020)           (191,755)           (19,540)           (181,018)
         Class C ................................         (28,139)            (71,295)            (5,249)            (32,675)
         Class R ................................          (7,594)            (16,886)              (279)             (2,414)
         Advisor Class ..........................          (1,767)             (3,962)              (647)             (6,999)
      Net realized gains:
         Class A ................................         (68,721)           (143,847)          (173,643)           (293,606)
         Class C ................................         (26,120)           (107,235)           (49,144)            (51,093)
         Class R ................................          (6,367)            (18,739)            (2,250)             (6,089)
         Advisor Class ..........................          (1,018)             (3,513)            (4,568)            (12,457)
                                                      -----------         -----------        -----------         -----------
   Total distributions to shareholders ..........        (234,746)           (557,232)          (255,320)           (586,351)
                                                      -----------         -----------        -----------         -----------
   Capital share transactions: (Note 2)
         Class A ................................       1,879,978           7,039,466          3,271,590           7,272,636
         Class C ................................         (18,240)          3,984,119          1,161,689           2,382,415
         Class R ................................         164,845              72,378             15,244              49,941
         Advisor Class ..........................           2,647             184,187             14,765              86,251
                                                      -----------         -----------        -----------         -----------
   Total capital share transactions .............       2,029,230          11,280,150          4,463,288           9,791,243
                                                      -----------         -----------        -----------         -----------
   Redemption fees ..............................              --                 112                 --                 253
                                                      -----------         -----------        -----------         -----------
            Net increase (decrease) in
               net assets .......................       3,245,152           6,426,965          5,849,895           4,285,373
Net assets:
   Beginning of period ..........................      15,012,957           8,585,992         12,947,408           8,662,035
                                                      -----------         -----------        -----------         -----------
   End of period ................................     $18,258,109         $15,012,957        $18,797,303         $12,947,408
                                                      ===========         ===========        ===========         ===========
Undistributed net investment income
   (distributions in excess of net investment
   income) included in net assets:
      End of period .............................     $    (6,618)        $    70,075        $    14,935         $    25,469
                                                      ===========         ===========        ===========         ===========

   The accompanying notes are an integral part of these financial statements.


                             60 | Semiannual Report

Franklin Templeton Fund Allocator Series

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                         FRANKLIN TEMPLETON 2035                FRANKLIN TEMPLETON 2045
                                                          RETIREMENT TARGET FUND                 RETIREMENT TARGET FUND
                                                    ------------------------------------   ------------------------------------
                                                    SIX MONTHS ENDED                       SIX MONTHS ENDED
                                                     JUNE 30, 2009         YEAR ENDED       JUNE 30, 2009         YEAR ENDED
                                                      (UNAUDITED)      DECEMBER 31, 2008     (UNAUDITED)      DECEMBER 31, 2008
                                                    ----------------   -----------------   ----------------   -----------------
Increase (decrease) in net assets:
   Operations:
      Net investment income (loss) ..............    $   (13,696)         $    53,049        $  (15,717)        $    23,744
      Net realized gain (loss) from
         Underlying Funds .......................       (495,636)               2,648          (327,748)             12,489
      Net change in unrealized appreciation
         (depreciation) on investments in
         Underlying Funds .......................      1,521,412           (3,303,139)        1,009,972          (2,122,749)
                                                     -----------          -----------        ----------         -----------
            Net increase (decrease) in net assets
              resulting from operations .........      1,012,080           (3,247,442)          666,507          (2,086,516)
                                                     -----------          -----------        ----------         -----------
   Distributions to shareholders from:
      Net investment income and short term
         gains received from Underlying Funds:
         Class A ................................        (13,028)             (63,814)           (1,463)            (40,147)
         Class C ................................         (3,660)              (9,049)             (416)             (7,185)
         Class R ................................           (385)              (1,220)              (65)             (1,248)
         Advisor Class ..........................           (475)              (3,175)              (41)             (1,555)
      Net realized gains:
         Class A ................................        (96,086)            (183,268)          (92,607)           (124,622)
         Class C ................................        (31,560)             (45,620)          (27,945)            (27,951)
         Class R ................................         (3,334)             (10,162)           (3,857)            (10,661)
         Advisor Class ..........................         (4,682)              (8,438)           (2,631)             (6,679)
                                                     -----------          -----------        ----------         -----------
   Total distributions to shareholders ..........       (153,210)            (324,746)         (129,025)           (220,048)
                                                     -----------          -----------        ----------         -----------
   Capital share transactions: (Note 2)
         Class A ................................      1,723,248            4,203,952         1,103,270           2,708,547
         Class C ................................        808,690            1,141,684           386,129             841,350
         Class R ................................         73,769              (16,717)           31,363              99,956
         Advisor Class ..........................        139,168              203,645            24,494              14,472
                                                     -----------          -----------        ----------         -----------
   Total capital share transactions .............      2,744,875            5,532,564         1,545,256           3,664,325
                                                     -----------          -----------        ----------         -----------
   Redemption fees ..............................             --                  105                --                  68
                                                     -----------          -----------        ----------         -----------
            Net increase (decrease) in net
               assets ...........................      3,603,745            1,960,481         2,082,738           1,357,829
Net assets:
   Beginning of period ..........................      7,256,532            5,296,051         4,607,321           3,249,492
                                                     -----------          -----------        ----------         -----------
   End of period ................................    $10,860,277          $ 7,256,532        $6,690,059         $ 4,607,321
                                                     -----------          -----------        ----------         -----------
Undistributed net investment income (loss)
   included in net assets:
   End of period ................................    $   (13,861)         $    17,383        $  (15,732)        $     1,970
                                                     ===========          ===========        ==========         ===========

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 61

Franklin Templeton Fund Allocator Series

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of ten separate funds, four of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (Underlying Funds). The Funds offer four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

B. INCOME TAXES

No provision has been made for U.S. income taxes because it is each fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Funds have reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of June 30, 2009, and have determined that no provision for income tax is required in the Funds' financial statements.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income and realized gain distributions by Underlying Funds are recorded on the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.


                             62 | Semiannual Report

Franklin Templeton Fund Allocator Series

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E. REDEMPTION FEES

A short term trading redemption fee was imposed, with some exceptions, on any fund shares that were redeemed or exchanged within seven calendar days following their purchase date. The redemption fee was 2% of the amount redeemed. Such fees were retained by the Funds and accounted for as an addition to paid-in capital. Effective September 1, 2008, the redemption fee was eliminated.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.


                             Semiannual Report | 63

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2009, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:

                                        FRANKLIN TEMPLETON       FRANKLIN TEMPLETON
                                         2015 RETIREMENT          2025 RETIREMENT
                                            TARGET FUND             TARGET FUND
                                      ----------------------   ----------------------
                                       SHARES       AMOUNT      SHARES       AMOUNT
                                      --------   -----------   --------   -----------
CLASS A SHARES:
Six Months ended June 30, 2009
   Shares sold ....................    446,811   $ 3,656,749    555,939   $ 4,145,582
   Shares issued in reinvestment of
      distributions ...............     18,578       155,667     23,652       188,838
   Shares redeemed ................   (243,951)   (1,932,438)  (144,616)   (1,062,830)
                                      --------   -----------   --------   -----------
   Net increase (decrease) ........    221,438   $ 1,879,978    434,975   $ 3,271,590
                                      ========   ===========   ========   ===========
Year ended December 31, 2008
   Shares sold ....................    875,282   $ 8,706,575    961,941   $ 9,374,538
   Shares issued in reinvestment of
      distributions ...............     32,398       299,153     49,889       441,620
   Shares redeemed ................   (216,068)   (1,966,262)  (291,651)   (2,543,522)
                                      --------   -----------   --------   -----------
   Net increase (decrease) ........    691,612   $ 7,039,466    720,179   $ 7,272,636
                                      ========   ===========   ========   ===========
CLASS C SHARES:
Six Months ended June 30, 2009
   Shares sold ....................    270,380   $ 2,153,571    232,711   $ 1,759,156
   Shares issued in reinvestment of
      distributions ...............      5,689        47,298      6,059        47,951
   Shares redeemed ................   (288,816)   (2,219,109)   (84,898)     (645,418)
                                      --------   -----------   --------   -----------
   Net increase (decrease) ........    (12,747)  $   (18,240)   153,872   $ 1,161,689
                                      ========   ===========   ========   ===========
Year ended December 31, 2008
   Shares sold ....................    710,317   $ 7,167,011    273,080   $ 2,613,167
   Shares issued in reinvestment of
      distributions ...............     16,315       154,225      8,634        76,524
   Shares redeemed ................   (351,199)   (3,337,117)   (35,040)     (307,276)
                                      --------   -----------   --------   -----------
   Net increase (decrease) ........    375,433   $ 3,984,119    246,674   $ 2,382,415
                                      ========   ===========   ========   ===========
CLASS R SHARES:
Six Months ended June 30, 2009
   Shares sold ....................     23,094   $   185,639      2,841   $    21,126
   Shares issued in reinvestment of
      distributions ...............      1,672        13,951        318         2,530
   Shares redeemed ................     (4,126)      (34,745)    (1,144)       (8,412)
                                      --------   -----------   --------   -----------
   Net increase (decrease) ........     20,640   $   164,845      2,015   $    15,244
                                      ========   ===========   ========   ===========
Year ended December 31, 2008
   Shares sold ....................     27,245   $   283,010     13,572   $   137,944
   Shares issued in reinvestment of
      distributions ...............      3,756        35,625        897         8,225
   Shares redeemed ................    (24,499)     (246,257)   (10,175)      (96,228)
                                      --------   -----------   --------   -----------
   Net increase (decrease) ........      6,502   $    72,378      4,294   $    49,941
                                      ========   ===========   ========   ===========


                             64 | Semiannual Report

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                        FRANKLIN TEMPLETON       FRANKLIN TEMPLETON
                                         2015 RETIREMENT          2025 RETIREMENT
                                            TARGET FUND             TARGET FUND
                                      ----------------------   ----------------------
                                       SHARES       AMOUNT      SHARES       AMOUNT
                                      --------   -----------   --------   -----------
ADVISOR CLASS SHARES:
Six Months ended June 30, 2009
   Shares sold ....................         --   $        --      6,781   $    44,550
   Shares issued in reinvestment of
      distributions ...............        316         2,647        654         5,215
   Shares redeemed ................         --            --     (4,370)      (35,000)
                                      --------   -----------   --------   -----------
   Net increase (decrease) ........        316   $     2,647      3,065   $    14,765
                                      ========   ===========   ========   ===========
Year ended December 31, 2008
   Shares sold ....................     18,911   $   201,893     10,079   $   110,551
   Shares issued in reinvestment of
      distributions ...............        750         7,092      2,132        19,170
   Shares redeemed ................     (2,394)      (24,798)    (5,464)      (43,470)
                                      --------   -----------   --------   -----------
   Net increase (decrease) ........     17,267   $   184,187      6,747   $    86,251
                                      ========   ===========   ========   ===========

                                        FRANKLIN TEMPLETON       FRANKLIN TEMPLETON
                                         2035 RETIREMENT          2045 RETIREMENT
                                            TARGET FUND             TARGET FUND
                                      ----------------------   ----------------------
                                       SHARES       AMOUNT      SHARES       AMOUNT
                                      --------   -----------   --------   -----------
CLASS A SHARES:
Six Months ended June 30, 2009
   Shares sold ....................    298,219   $ 2,105,844    194,017   $ 1,340,476
   Shares issued in reinvestment of
      distributions ...............     12,840        97,999     10,627        79,513
   Shares redeemed ................    (70,450)     (480,595)   (44,679)     (316,719)
                                      --------   -----------   --------   -----------
   Net increase (decrease) ........    240,609   $ 1,723,248    159,965   $ 1,103,270
                                      ========   ===========   ========   ===========
Year ended December 31, 2008
   Shares sold ....................    539,247   $ 5,181,122    312,283   $ 3,000,890
   Shares issued in reinvestment of
      distributions ...............     22,905       206,765     13,716       120,164
   Shares redeemed ................   (134,219)   (1,183,935)   (44,626)     (412,507)
                                      --------   -----------   --------   -----------
   Net increase (decrease) ........    427,933   $ 4,203,952    281,373   $ 2,708,547
                                      ========   ===========   ========   ===========
CLASS C SHARES:
Six Months ended June 30, 2009
   Shares sold ....................    138,200   $   990,350     64,848   $   444,538
   Shares issued in reinvestment of
      distributions ...............      4,092        30,906      3,027        22,327
   Shares redeemed ................    (30,828)     (212,566)   (11,613)      (80,736)
                                      --------   -----------   --------   -----------
   Net increase (decrease) ........    111,464   $   808,690     56,262   $   386,129
                                      ========   ===========   ========   ===========
Year ended December 31, 2008
   Shares sold ....................    143,566   $ 1,353,699    103,668   $   882,722
   Shares issued in reinvestment of
      distributions ...............      5,241        48,916      3,042        27,321
   Shares redeemed ................    (28,939)     (260,931)    (8,500)      (68,693)
                                      --------   -----------   --------   -----------
   Net increase (decrease) ........    119,868   $ 1,141,684     98,210   $   841,350
                                      ========   ===========   ========   ===========


                             Semiannual Report | 65

Franklin Templeton Fund Allocator Series

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                        FRANKLIN TEMPLETON       FRANKLIN TEMPLETON
                                         2035 RETIREMENT          2045 RETIREMENT
                                            TARGET FUND             TARGET FUND
                                      ----------------------   ----------------------
                                       SHARES       AMOUNT      SHARES       AMOUNT
                                      --------   -----------   --------   -----------
CLASS R SHARES:
Six Months ended June 30, 2009
   Shares sold ....................     10,317   $    74,036      7,375   $    48,929
   Shares issued in reinvestment of
      distributions ...............        480         3,672        525         3,922
   Shares redeemed ................       (529)       (3,939)    (3,294)      (21,488)
                                      --------   -----------   --------   -----------
   Net increase (decrease) ........     10,268   $    73,769      4,606   $    31,363
                                      ========   ===========   ========   ===========
Year ended December 31, 2008
   Shares sold ....................     15,557   $   156,698     19,145   $   196,091
   Shares issued in reinvestment of
      distributions ...............      1,147        11,056      1,208        11,418
   Shares redeemed ................    (19,649)     (184,471)   (11,585)     (107,553)
                                      --------   -----------   --------   -----------
   Net increase (decrease) ........     (2,945)  $   (16,717)     8,768   $    99,956
                                      ========   ===========   ========   ===========
ADVISOR CLASS SHARES:
Six Months ended June 30, 2009
   Shares sold ....................     17,724   $   133,996      3,624   $    26,159
   Shares issued in reinvestment of
      distributions ...............        671         5,157        356         2,672
   Shares redeemed ................          2            15       (660)       (4,337)
                                      --------   -----------   --------   -----------
   Net increase (decrease) ........     18,397   $   139,168      3,320   $    24,494
                                      ========   ===========   ========   ===========
Year ended December 31, 2008
   Shares sold ....................     20,527   $   212,613      7,432   $    73,689
   Shares issued in reinvestment of
      distributions ...............      1,254        11,287        863         7,870
   Shares redeemed ................     (2,139)      (20,255)    (7,256)      (67,087)
                                      --------   -----------   --------   -----------
   Net increase (decrease) ........     19,642   $   203,645      1,039   $    14,472
                                      ========   ===========   ========   ===========

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors/trustees of certain of the Underlying Funds and of the following subsidiaries:

SUBSIDIARY                                                           AFFILIATION
----------                                                      ---------------------
Franklin Advisers, Inc. (Advisers)                              Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent


                             66 | Semiannual Report

Franklin Templeton Fund Allocator Series

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. ASSET ALLOCATION FEES

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each of the Funds for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the designated Underlying Funds.

B. ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

C. DISTRIBUTION FEES

The Trust's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act.

On December 1, 2008, the Trust's Board of Trustees approved a modification to the Class A distribution plan, for those funds that had a Class A compensation plan, changing the form of the plan from a compensation to a reimbursement distribution plan. Under the distribution plan, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of each Funds' shares up to the maximum annual plan rate for each class. This change was effective February 1, 2009. Prior to February 1, 2009, under the Funds' Class A compensation distribution plan, the Funds paid Distributors for costs incurred in connection with the servicing, sale and distribution of the Funds' shares up to a certain percentage per year of its average daily net assets.

In addition, under the Funds' compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of each fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A ..   0.35%
Class C ..   1.00%
Class R ..   0.50%

The Board of Trustees has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.


                             Semiannual Report | 67

Franklin Templeton Fund Allocator Series

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:

                                      FRANKLIN       FRANKLIN      FRANKLIN     FRANKLIN
                                      TEMPLETON     TEMPLETON     TEMPLETON     TEMPLETON
                                        2015           2025          2035         2045
                                     RETIREMENT     RETIREMENT    RETIREMENT   RETIREMENT
                                     TARGET FUND   TARGET FUND   TARGET FUND   TARGET FUND
                                     -----------   -----------   -----------   -----------
Sales charges retained
   net of commissions paid to
   unaffiliated broker/dealers ...     $14,761       $17,167        $9,901        $5,660
Contingent deferred sales
   charges retained ..............     $   106       $   448        $  217        $   70

E. TRANSFER AGENT FEES

For the period ended June 30, 2009, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

                                       FRANKLIN      FRANKLIN      FRANKLIN      FRANKLIN
                                      TEMPLETON     TEMPLETON     TEMPLETON     TEMPLETON
                                         2015          2025          2035          2045
                                      RETIREMENT   RETIREMENT    RETIREMENT     RETIREMENT
                                     TARGET FUND   TARGET FUND   TARGET FUND   TARGET FUND
                                     -----------   -----------   -----------   -----------
Transfer agent fees ..............     $10,692       $14,807       $13,849       $12,485

F. SPECIAL SERVICING AGREEMENT

Effective May 1, 2009, the Funds entered into a Special Servicing Agreement with the Underlying Funds and certain service providers of the Funds and of the Underlying Funds, pursuant to which each Underlying Fund pays a portion of the Funds' eligible expenses, which include transfer agency and shareholder servicing costs, to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Underlying Fund from the investment in the Underlying Fund by the Funds.

G. WAIVER AND EXPENSE REIMBURSEMENTS

Advisers and Investor Services have agreed in advance to waive all or a portion of their respective fees and to assume payment of other expenses through April, 2010. Total expenses waived or paid are not subject to reimbursement by the Funds subsequent to the Funds' fiscal year end. After April 30, 2010, Advisers and Investor Services may discontinue this waiver at any time upon notice to the Funds' Board of Trustees.


                             68 | Semiannual Report

Franklin Templeton Fund Allocator Series

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

H. OTHER AFFILIATED TRANSACTIONS

At June 30, 2009, Advisers owned a percentage of the Funds' outstanding shares as follows:

FRANKLIN TEMPLETON     FRANKLIN TEMPLETON
  2035 RETIREMENT       2045 RETIREMENT
    TARGET FUND           TARGET FUND
------------------   --------------------
       6.92%                10.84%

4. INCOME TAXES

At June 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                TEMPLETON      TEMPLETON      TEMPLETON     TEMPLETON
                                  2015           2025           2035           2045
                               RETIREMENT     RETIREMENT      RETIREMENT    RETIREMENT
                               TARGET FUND    TARGET FUND   TARGET FUND    TARGET FUND
                              ------------   ------------   ------------   -----------
Cost of investments .......   $ 21,276,323   $ 22,119,902   $ 13,006,101   $ 8,031,961
                              ============   ============   ============   ===========
Unrealized appreciation ...   $    184,845   $    118,816   $     68,809   $    39,661
Unrealized depreciation ...     (3,168,475)    (3,517,097)    (2,263,351)   (1,413,711)
                              ------------   ------------   ------------   -----------
Net unrealized appreciation
   (depreciation) .........   $ (2,983,630)  $ (3,398,281)  $ (2,194,542)  $(1,374,050)
                              ------------   ------------   ------------   -----------

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatment of short term capital gains distributions from Underlying Funds.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and short term capital gains distributions from Underlying Funds.

5. INVESTMENT TRANSACTIONS

Purchases and sales of Underlying Funds (excluding short term securities) for the period ended June 30, 2009, were as follows:

                                FRANKLIN       FRANKLIN       FRANKLIN       FRANKLIN
                                TEMPLETON      TEMPLETON      TEMPLETON     TEMPLETON
                                  2015           2025           2035           2045
                               RETIREMENT     RETIREMENT    RETIREMENT      RETIREMENT
                              TARGET FUND    TARGET FUND    TARGET FUND    TARGET FUND
                              ------------   ------------   ------------   -----------
Purchases .................    $2,661,710     $4,611,365     $3,412,826     $1,864,735
Sales .....................    $1,105,599     $1,046,948     $  749,167     $  432,833


                             Semiannual Report | 69

Franklin Templeton Fund Allocator Series

6. INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Advisers or an affiliate of Advisers. The Funds do not invest in the Underlying Funds for the purpose of exercising management or control. At June 30, 2009, the Funds held no positions which exceed 5% of the Underlying Funds' shares outstanding.

The Funds may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Funds' investment in the Sweep Money Fund, asset allocation fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

7. CREDIT FACILITY

Effective January 23, 2009, the Funds, together with other U.S. registered and foreign investment funds managed by Franklin Templeton Investments (individually, "Borrower"; collectively "Borrowers"), entered into a joint syndicated senior unsecured credit facility totaling $725 million (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay their share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon their relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee based upon the unused portion of the Global Credit Facility. During the period, the Funds incurred commitment fees of their pro rata portion of the Global Credit Facility, which is reflected in other expenses on the Statements of Operations. During the period ended June 30, 2009, the Funds did not utilize the Global Credit Facility.

The commitment fees the Funds incurred for the period were as follows:

                                FRANKLIN       FRANKLIN       FRANKLIN      FRANKLIN
                               TEMPLETON      TEMPLETON      TEMPLETON      TEMPLETON
                                  2015           2025           2035          2045
                               RETIREMENT     RETIREMENT     RETIREMENT    RETIREMENT
                              TARGET FUND    TARGET FUND    TARGET FUND    TARGET FUND
                              ------------   ------------   ------------   -----------
Commitment fees ...........        $16            $14            $8             $5


                             70 | Semiannual Report

Franklin Templeton Fund Allocator Series

8. FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157) establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At June 30, 2009, all the Funds' investments in securities carried at fair value were in Level 1 inputs. For detailed industry descriptions, see the accompanying Statements of Investments.

9. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 17, 2009 and determined that no events have occurred that require disclosure.


                             Semiannual Report | 71

Franklin Templeton Fund Allocator Series

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT

At a meeting held February 24, 2009, the Board of Trustees (Board), including a majority of non-interested or independent Trustees, approved renewal of the investment management agreement for each of the separate funds comprising Franklin Templeton Fund Allocator Series (Fund(s)). In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on shareholder services, legal, compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager (Manager) and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper, Inc. (Lipper), an independent organization, as well as additional material, including a Fund profitability analysis report prepared by management. The Lipper reports compared each Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager and its affiliates including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional material accompanying such report was a memorandum prepared by management describing project initiatives and capital investments relating to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale and a comparative analysis concerning transfer agent fees charged each Fund. Such material also discussed some of the actions taken by management in coping with problems arising out of the past year's financial upheaval.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment management agreements for all Funds were considered at the same Board meeting, the Board dealt with each Fund separately. In approving continuance of the investment management agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment management agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses some primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was


                             72 | Semiannual Report

Franklin Templeton Fund Allocator Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

based, in part, upon periodic reports furnished it showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's continuous efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted that such systems and procedures had functioned smoothly during the Florida hurricanes and blackouts experienced in recent years. Among other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable report by an independent portfolio trading analytical firm. Consideration was also given to the experience of each Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed and that a portion of such bonus was required to be invested in a predesignated list of funds within such person's fund management area so as to be aligned with the interests of Fund shareholders. The Board also took into account the quality of transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties, and the continuous enhancements to and high industry ranking given the Franklin Templeton website. Particular attention was given to the overall performance and actions taken by the Manager and its affiliates in response to problems arising out of the market turmoil and financial crisis experienced during the past year. In this respect, the Board noted that management's independent credit analysis and diligent risk management procedures had minimized exposure of funds within the Franklin Templeton complex to subprime mortgages and that its continuous monitoring of counterparty credit risk had limited fund exposure to firms experiencing financial difficulties like Bear Stearns and AIG. The same type of conservative approach and attention to risk had also prevented any structured investment products or other volatile instruments from being held in the portfolios of any of the money market funds within the Franklin Templeton complex, including the sweep money fund utilized by many of the funds as part of their cash management. The Board also took into account, among other things, management's efforts in establishing a $725 million global credit facility for the benefit of the funds and other accounts managed by Franklin Templeton Investments to provide a source of cash for temporary and emergency purposes or to meet unusual redemption requests as well as the strong financial position of the Manager's parent company and its commitment to the mutual fund business. The Board also noted that during the past year Franklin Templeton Investments, like many other fund managers, had announced a hiring freeze and implemented employee reductions, and the Board discussed with management


                             Semiannual Report | 73

Franklin Templeton Fund Allocator Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

the nature of such reductions and steps being taken to minimize any negative impact on the nature and quality of services being provided the Funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the agreement renewals. The Lipper reports prepared for each individual Fund showed the investment performance of Class A shares, in comparison to a performance universe selected by Lipper. Comparative performance for each Fund was shown for the one-year period ended December 31, 2008, and for additional periods ended that date depending on when a particular Fund commenced operations. The following summarizes the performance results for each of the Funds and the Board's view of such performance.

FRANKLIN TEMPLETON 2015 RETIREMENT TARGET FUND - The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target 2020 funds as selected by Lipper. The Fund has been in operation for only two full years at the date of the Lipper report, which showed its income return to be in the second-lowest quintile of its performance universe during each such year, and its total return to be in either the highest or second-highest quintile of its performance universe during such years. The Board believed that the Fund's brief period of existence limited the meaningfulness of such performance record.

FRANKLIN TEMPLETON 2025 RETIREMENT TARGET FUND - The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target 2030 funds as selected by Lipper. The Fund has been in operation for only two full years at the date of the Lipper report, which showed its income return during such years to be in the middle and second-lowest quintiles of its performance universe, respectively, but its total return to be in either the highest or second-highest quintile of its performance universe during such years. The Board believed that the Fund's brief period of existence limited the meaningfulness of such performance record.

FRANKLIN TEMPLETON 2035 RETIREMENT TARGET FUND - The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target 2030+ funds as selected by Lipper. The Fund has been in operation for only two full years at the date of the Lipper report, which showed its income return to be in the second-lowest quintile of its performance universe during each of these years, and its total return to be in the middle quintile of its performance universe for 2008 and in the highest quintile of such universe for the previous year. The Board believed that the Fund's brief period of existence limited the meaningfulness of such performance record.

FRANKLIN TEMPLETON 2045 RETIREMENT TARGET FUND - The performance universe for this Fund consisted of the Fund and all retail and institutional mixed-asset target 2030+ funds as selected by Lipper. The Fund has been in operation for only two full years at the date of the Lipper report, which showed its income return to be in the second-lowest quintile of its performance universe during each


                             74 | Semiannual Report

Franklin Templeton Fund Allocator Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

of these years, and its total return to be in the highest or second-highest quintile of its performance universe during such years. The Board believed that the Fund's brief period of existence limited the meaningfulness of its performance record.

COMPARATIVE EXPENSES. Consideration was given to the management fee and total expense ratios of each Fund compared with those of a group of retail front-end load fund of funds selected by Lipper as its appropriate Lipper expense group. Lipper expense data is based upon historical information taken from each fund's most recent annual report and, as a result of the severe decline in mutual fund industry assets during the last quarter of 2008, is based on asset levels that are higher than the level currently existing for most funds. While recognizing the limitations inherent in Lipper's methodology and recognizing that current expense ratios may increase as assets decline, the Board believed that the independent analysis conducted by Lipper remained an appropriate measure of comparative expenses. In reviewing comparative costs, Lipper provides information on each Fund's contractual investment management fee in comparison with the contractual investment management fee that would have been charged by other funds within its Lipper expense group assuming they were similar in size to the Fund, as well as the actual total expenses of the Fund including expenses of the underlying funds they invest in. The Board noted the Funds pay an asset allocation advisory fee. The Lipper contractual investment management fee analysis includes the advisory and administrative fees directly charged to each of the Funds as being part of the contractual investment management fee, with the investment management fees charged underlying funds being included within actual total expenses. Contractual investment management fees and total expenses for comparative consistency are shown by Lipper for Fund Class A shares. The Lipper expense reports noted in the case of each Fund that expenses had been subsidized by management fee waivers and reimbursements. The Lipper report for Franklin Templeton 2015 Target Retirement Fund showed that the ratio of expenses, including the management fee charged directly to the Fund, was at the median for its Lipper expense group, while its actual total expense ratio (including underlying fund expenses) was within 10 basis points of the median for such expense group. The Lipper report for Franklin Templeton 2025 Target Retirement Fund showed that the ratio of expenses, including the management fee charged directly to the Fund, was in the middle quintile of its Lipper expense group, while its actual total expense ratio (including underlying fund expenses) was within five basis points of the median for such expense group. The Lipper reports for both Franklin Templeton 2035 Target Retirement Fund and Franklin Templeton 2045 Target Retirement Fund showed, in each case, that the ratio of expenses, including the management fee directly charged each Fund, was in the second most expensive quintiles of their respective Lipper expense groups, while actual total expense ratios (including underlying fund expenses) were within 14 basis points of the Lipper expense group median in the case of Franklin Templeton 2035 Target Retirement Fund, and nine basis points of the Lipper expense group median in the case of Franklin Templeton 2045 Target Retirement Fund. The Board believed the expenses of each Fund were acceptable, taking into account the fee waiver expense reimbursements applicable to each of them.


                             Semiannual Report | 75

Franklin Templeton Fund Allocator Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each of the individual funds during the 12-month period ended September 30, 2008, being the most recent fiscal year end for Franklin Resources, Inc., the Manager's parent. During such period, the assets of the Franklin Templeton U.S. fund business were significantly higher than currently existing, and to such extent the profitability analysis does not reflect current fund operations. While taking this into account in assessing the significance of the Fund profitability analysis, the Board recognized such analysis was made at a given point in time and that the decline in assets and effect on profitability would be reflected in the profitability analysis covering Franklin Resources' 2009 fiscal year period. In reviewing the analysis, attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that, while being continuously refined and reflecting changes in the Manager's own cost accounting, the allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that the Funds' independent registered public accounting firm had been engaged by the Manager to perform certain procedures on a biennial basis, specified and approved by the Manager and the Funds' Board solely for their purposes and use in reference to the profitability analysis. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and its affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC and other regulatory requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity that financed up-front commissions paid to brokers/dealers who sold fund Class B shares prior to February 2005 when the offering of such shares was discontinued, as well as potential benefits resulting from allocation of fund brokerage and the use of commission dollars to pay for research. Based upon its consideration of all these factors, the Board determined that the level of profits realized by the Manager and its affiliates from providing services to each Fund was not excessive in view of the nature, quality and extent of services provided.


                             76 | Semiannual Report

Franklin Templeton Fund Allocator Series

BOARD REVIEW OF INVESTMENT MANAGEMENT AGREEMENT (CONTINUED)

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Managers as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Managers realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The management fees charged all the underlying funds in which the Funds may invest provide for such management fee breakpoints. Consequently, to the extent economies of scale may be realized by the investment managers of these funds, the benefits are shared with each Fund and its shareholders through a reduction in actual total expense ratios.

PROXY VOTING POLICIES AND PROCEDURES

The Trust's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.


                             Semiannual Report | 77

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

Franklin Templeton Funds

LITERATURE REQUEST. TO RECEIVE A PROSPECTUS, PLEASE CALL US AT (800) DIAL BEN/(800) 342-5236 OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

VALUE
Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(1)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Quest Fund
Mutual Recovery Fund(2)
Mutual Shares Fund

BLEND
Franklin Focused Core Equity Fund
Franklin Large Cap Equity Fund
Franklin Rising Dividends Fund

GROWTH
Franklin Flex Cap Growth Fund
Franklin Growth Fund
Franklin Growth Opportunities Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund

SECTOR
Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Real Estate Fund
Franklin Gold & Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Mutual Financial Services Fund

GLOBAL
Mutual Global Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

INTERNATIONAL
Franklin India Growth Fund
Franklin International Growth Fund
Franklin International Small Cap Growth Fund
Mutual European Fund
Mutual International Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Frontier Markets Fund

HYBRID
Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Templeton Income Fund

ASSET ALLOCATION
Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

FIXED INCOME
Franklin Adjustable U.S. Government Securities Fund(3)
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Limited Maturity U.S. Government Securities Fund(3)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(3)
Templeton Global Bond Fund
Templeton Global Total Return Fund
Templeton International Bond Fund

TAX-FREE INCOME(4)
NATIONAL
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(5)

LIMITED-/INTERMEDIATE-TERM
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC
Alabama
Arizona
California(6)
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(7)
Michigan(7)
Minnesota(7)
Missouri New
Jersey
New York(6)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust(8)

(1.) The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.

(2.) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(3.) An investment in the fund is neither insured nor guaranteed by the U.S.
     government or by any other entity or institution.

(4.) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(5.) The fund invests primarily in insured municipal securities.

(6.) These funds are available in four or more variations, including long-term portfolios, intermediate-term portfolios, portfolios of insured securities, a high-yield portfolio (CA only) and money market portfolios.

(7.) The Board of Trustees approved the elimination of the non-fundamental policy requiring the fund to invest at least 80% of net assets in insured municipal securities and the removal of the word "Insured" from the fund name. The changes became effective 2/17/09.

(8.) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


04/09                                          Not part of the semiannual report

(FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)                One Franklin Parkway
                                                        San Mateo, CA 94403-1906

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SEMIANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN TEMPLETON
FUND ALLOCATOR SERIES

INVESTMENT MANAGER
Franklin Advisers, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
(800) DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

RTF S2009 08/09





      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. N/A

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.


ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

By /S/ Laura F. Fergerson
   --------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/ Laura F. Fergerson
   ------------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  August 27, 2009


By /S/GASTON GARDEY
   ---------------------
      Gaston Gardey
      Chief Financial Officer and Chief Accounting Officer
Date  August 27, 2009